UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43271-0211

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 96.8%

Common Stocks — 50.9%

Aerospace & Defense — 1.9%
2,650	Boeing Co.	197,081
200	General Dynamics Corp.	16,674
2,608	Goodrich Corp.	149,986
3,840	Northrop Grumman Corp.	298,790
7,861	United Technologies Corp.	540,994
		1,203,525

Air Freight & Logistics — 0.1%
500	United Parcel Service, Inc., Class B	36,510

Auto Components — 0.5%
8,686	Johnson Controls, Inc.	293,587

Beverages — 0.5%
1,600	Anheuser-Busch Cos., Inc.	75,920
4,403	Coca-Cola Co. (The)	268,011
		343,931

Biotechnology — 1.2%
150	Alexion Pharmaceuticals, Inc. (a)	8,895
2,100	Amgen, Inc. (a)	87,738
250	Biogen Idec, Inc. (a) (c)	15,423
4,614	Celgene Corp. (a)	282,792
7,142	Gilead Sciences, Inc. (a)	368,027
		762,875

Capital Markets — 1.8%
750	Bank of New York Mellon Corp. (The)	31,298
500	Goldman Sachs Group, Inc. (The)	82,695
3,887	Lehman Brothers Holdings, Inc. (c)	146,307
5,210	Merrill Lynch & Co., Inc.	212,255
900	MF Global Ltd. (Bermuda) (a)	8,919
7,391	Morgan Stanley	337,769
2,598	State Street Corp.	205,242
8,146	TD AMERITRADE Holding Corp. (a) (c)	134,490
		1,158,975

Chemicals — 1.2%
4,250	Dow Chemical Co. (The)	156,612
200	E.I. du Pont de Nemours & Co.	9,352
500	Monsanto Co.	55,750
800	PPG Industries, Inc.	48,408
600	Praxair, Inc.	50,538
7,559	Rohm & Haas Co.	408,791
		729,451

Commercial Banks — 1.5%
2,050	Colonial BancGroup, Inc. (The) (c)	19,741
350	Comerica, Inc.	12,278
9,263	Huntington Bancshares, Inc. (c)	99,577
4,314	TCF Financial Corp. (c)	77,307

10,971	U.S. Bancorp	355,022
1,700	Wachovia Corp.	45,900
9,099	Wells Fargo & Co.	264,781
1,998	Zions Bancorp	91,009
		965,615

Communications Equipment — 1.7%
20,773	Cisco Systems, Inc. (a)	500,422
11,759	Corning, Inc.	282,686
1,250	Juniper Networks, Inc. (a)	31,250
6,819	QUALCOMM, Inc.	279,579
1,350	Tellabs, Inc. (a) (c)	7,357
		1,101,294

Computers & Peripherals — 2.2%
2,338	Apple, Inc. (a)	335,503
2,750	EMC Corp. (a)	39,435
9,944	Hewlett-Packard Co.	454,043
4,584	International Business Machines Corp.	527,802
1,000	Lexmark International, Inc., Class A (a)	30,720
850	SanDisk Corp. (a)	19,184
		1,406,687

Consumer Finance — 0.3%
1,200	American Express Co.	52,464
3,261	Capital One Financial Corp.	160,506
		212,970

Diversified Consumer Services — 0.1%
850	ITT Educational Services, Inc. (a) (c)	39,040

Diversified Financial Services — 1.8%
16,473	Bank of America Corp.	624,492
4,311	CIT Group, Inc.	51,085
17,055	Citigroup, Inc.	365,318
150	CME Group, Inc.	70,365
500	NYSE Euronext	30,855
		1,142,115

Diversified Telecommunication Services — 2.0%
19,029	AT&T, Inc.	728,811
15,098	Verizon Communications, Inc.	550,322
		1,279,133

Electric Utilities — 1.5%
6,298	American Electric Power Co., Inc.	262,186
6,986	Edison International	342,454
2,922	FirstEnergy Corp.	200,508
700	FPL Group, Inc.	43,918
1,100	Northeast Utilities	26,994
5,750	Sierra Pacific Resources	72,622
		948,682

Electrical Equipment — 0.0% (g)
100	SunPower Corp., Class A (a) (c)	7,451

Electronic Equipment & Instruments — 0.3%
5,518	Tyco Electronics Ltd. (Bermuda)	189,378

Energy Equipment & Services — 1.5%

700	Baker Hughes, Inc.	47,950
6,150	Halliburton Co.	241,879
750	Nabors Industries Ltd. (Bermuda) (a)	25,328
250	National Oilwell Varco, Inc. (a)	14,595
6,748	Schlumberger Ltd.	587,076
		916,828

Food & Staples Retailing — 1.6%
7,537	CVS/Caremark Corp.	305,324
9,746	Safeway, Inc.	286,045
6,071	SYSCO Corp.	176,180
4,326	Wal-Mart Stores, Inc.	227,894
		995,443

Food Products — 1.1%
2,400	Campbell Soup Co.	81,480
1,880	General Mills, Inc.	112,574
3,500	Kellogg Co.	183,960
8,789	Kraft Foods, Inc., Class A	272,547
1,400	Sara Lee Corp.	19,572
		670,133

Health Care Equipment & Supplies — 1.0%
550	Baxter International, Inc.	31,801
2,150	Boston Scientific Corp. (a)	27,670
1,300	Covidien Ltd. (Bermuda)	57,525
1,719	CR Bard, Inc.	165,712
4,074	Medtronic, Inc.	197,059
400	Stryker Corp.	26,020
1,450	Zimmer Holdings, Inc. (a)	112,897
		618,684

Health Care Providers & Services — 0.9%
5,206	Aetna, Inc.	219,120
400	Cardinal Health, Inc.	21,004
2,210	Cigna Corp.	89,660
2,114	McKesson Corp.	110,710
650	UnitedHealth Group, Inc.	22,334
2,259	WellPoint, Inc. (a)	99,690
		562,518

Hotels, Restaurants & Leisure — 0.5%
450	Carnival Corp.	18,216
1,767	International Game Technology	71,051
500	McDonald's Corp.	27,885
100	Royal Caribbean Cruises Ltd. (c)	3,290
3,018	Starwood Hotels & Resorts Worldwide, Inc.	156,182
1,650	Wyndham Worldwide Corp.	34,122
		310,746

Household Durables — 0.3%
800	Centex Corp. (c)	19,368
5,955	Toll Brothers, Inc. (a)	139,823
		159,191

Household Products — 1.5%
1,200	Clorox Co.	67,968

1,233	Colgate-Palmolive Co.	96,063
2,000	Kimberly-Clark Corp.	129,100
9,351	Procter & Gamble Co.	655,225
		948,356

Industrial Conglomerates — 1.4%
1,100	3M Co.	87,065
21,997	General Electric Co.	814,109
100	Textron, Inc.	5,542
		906,716

Insurance — 2.0%
2,538	Aflac, Inc. (m)	164,843
1,350	AMBAC Financial Group, Inc.	7,763
3,847	American International Group, Inc.	166,383
3,050	Axis Capital Holdings Ltd. (Bermuda)	103,639
300	Chubb Corp. (The)	14,844
2,750	Genworth Financial, Inc., Class A	62,260
2,206	Hartford Financial Services Group, Inc.	167,149
1,000	Lincoln National Corp.	52,000
2,300	MBIA, Inc.	28,106
2,640	MetLife, Inc.	159,086
2,360	Protective Life Corp.	95,722
400	Prudential Financial, Inc.	31,300
1,522	RenaissanceRe Holdings Ltd. (Bermuda)	79,007
2,450	Travelers Cos., Inc. (The)	117,232
1,150	Unum Group	25,311
200	XL Capital Ltd., Class A (Bermuda)	5,910
		1,280,555

Internet & Catalog Retail — 0.1%
600	Amazon.com, Inc. (a)	42,780
1,450	Expedia, Inc. (a) (c)	31,740
		74,520

Internet Software & Services — 0.6%
1,750	eBay, Inc. (a)	52,220
604	Google, Inc., Class A (a)	266,044
2,300	Yahoo!, Inc. (a)	66,539
		384,803

IT Services — 0.6%
2,174	Affiliated Computer Services, Inc., Class A (a)	108,939
3,274	Genpact Ltd. (Bermuda) (a) (c)	40,107
1,492	Infosys Technologies Ltd. ADR (India) (c)	53,369
5,190	Paychex, Inc.	177,809
		380,224

Machinery — 1.4%
3,324	Caterpillar, Inc.	260,236
2,258	Danaher Corp.	171,676
3,431	Dover Corp.	143,347
1,000	Eaton Corp.	79,670
1,100	Illinois Tool Works, Inc.	53,053
850	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	37,893
3,450	Paccar, Inc.	155,250

901,125

Media — 1.5%
350	DISH Network Corp. Class A (a)	10,056
19,467	News Corp., Class A	365,006
15,090	Time Warner, Inc.	211,562
12,100	Walt Disney Co. (The)	379,698
		966,322

Metals & Mining — 0.6%
3,480	Alcoa, Inc.	125,489
200	Freeport-McMoRan Copper & Gold, Inc.	19,244
1,825	United States Steel Corp.	231,538
		376,271

Multi-Utilities — 0.4%
13,663	CMS Energy Corp.	184,997
4,550	Xcel Energy, Inc.	90,773
		275,770

Multiline Retail — 0.2%
800	Family Dollar Stores, Inc.	15,600
2,497	Kohl's Corp. (a)	107,096
650	Target Corp.	32,942
		155,638

Oil, Gas & Consumable Fuels — 5.1%
550	Apache Corp.	66,451
8,399	Chevron Corp.	716,939
4,395	ConocoPhillips	334,943
750	Devon Energy Corp.	78,247
13,562	Exxon Mobil Corp.	1,147,074
1,130	Hess Corp.	99,643
6,278	Marathon Oil Corp.	286,277
200	Occidental Petroleum Corp.	14,634
150	Southwestern Energy Co. (a)	5,054
1,200	Sunoco, Inc.	62,964
990	Valero Energy Corp.	48,619
6,192	XTO Energy, Inc.	383,037
		3,243,882

Paper & Forest Products — 0.3%
29,182	Domtar Corp. (Canada) (a)	199,313

Pharmaceuticals — 2.7%
10,298	Abbott Laboratories	567,935
5,700	Bristol-Myers Squibb Co.	121,410
100	Eli Lilly & Co.	5,159
2,200	Johnson & Johnson	142,714
12,016	Merck & Co., Inc.	456,007
5,500	Pfizer, Inc.	115,115
14,808	Schering-Plough Corp.	213,383
1,250	Sepracor, Inc. (a)	24,400
1,500	Wyeth	62,640
		1,708,763

Real Estate Investment Trusts (REITs) — 0.6%
1,351	Alexandria Real Estate Equities, Inc. (c)	125,265

1,001	Apartment Investment & Management Co.	35,846
650	Digital Realty Trust, Inc.	23,075
900	Duke Realty Corp.	20,529
3,300	Hospitality Properties Trust	112,266
100	Host Hotels & Resorts, Inc.	1,592
950	ProLogis (c)	55,917
650	UDR, Inc. (c)	15,938
		390,428

Road & Rail — 0.9%
1,660	Burlington Northern Santa Fe Corp.	153,085
7,204	Norfolk Southern Corp.	391,321
150	Union Pacific Corp.	18,807
		563,213

Semiconductors & Semiconductor Equipment — 1.2%
2,750	Altera Corp.	50,682
6,450	Broadcom Corp., Class A (a)	124,291
4,400	Intel Corp.	93,192
300	KLA-Tencor Corp.	11,130
800	National Semiconductor Corp. (c)	14,656
950	NVIDIA Corp. (a)	18,801
636	Tessera Technologies, Inc. (a)	13,229
17,081	Xilinx, Inc.	405,674
		731,655

Software — 1.4%
26,351	Microsoft Corp.	747,841
4,950	Oracle Corp. (a)	96,822
670	SAP AG ADR (Germany) (c)	33,212
		877,875

Specialty Retail — 0.9%
1,372	Abercrombie & Fitch Co., Class A	100,348
2,746	Advance Auto Parts, Inc.	93,501
3,837	CarMax, Inc. (a) (c)	74,515
2,150	Dick's Sporting Goods, Inc. (a) (c)	57,577
300	Gap, Inc. (The)	5,904
800	Home Depot, Inc.	22,376
8,406	Staples, Inc.	185,857
		540,078

Textiles, Apparel & Luxury Goods — 0.6%
250	Coach, Inc. (a)	7,538
3,560	Nike, Inc., Class B	242,080
500	Phillips-Van Heusen Corp.	18,960
904	Polo Ralph Lauren Corp. (c)	52,694
650	V.F. Corp.	50,381
		371,653

Thrifts & Mortgage Finance — 0.3%
2,000	Countrywide Financial Corp. (c)	11,000
1,350	Fannie Mae	35,532
3,790	Freddie Mac	95,963
250	MGIC Investment Corp. (c)	2,632
1,150	Washington Mutual, Inc. (c)	11,845

156,972

Tobacco — 1.1%
9,516	Altria Group, Inc.	211,255
9,516	Philip Morris International, Inc. (a)	481,319
		692,574

Wireless Telecommunication Services — 0.0% (g)
2,250	Sprint Nextel Corp.	15,053
	Total Common Stocks
	(Cost $33,100,433)	32,196,521

Principal Amount ($)

Asset-Backed Securities — 1.0%
	Capital One Multi-Asset Execution Trust,
25,000	Series 2003-B5, Class B5, 4.79%, 08/15/13	24,722
100,000	Series 2005-A2, Class A2, 4.05%, 02/15/11	100,046
75,000	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A3, 4.98%, 09/15/10	75,556
51,950	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32 (i)	48,732
260,000	Ford Credit Auto Owner Trust,
	Series 2006-B, Class A4, 5.25%, 09/15/11	266,397
100,000	Household Automotive Trust,
	Series 2005-1, Class A4, 4.35%, 06/18/12	100,461
	Total Asset-Backed Securities
	(Cost $610,765)	615,914

Collateralized Mortgage Obligations — 18.1%

Agency CMO — 17.0%
	Federal Home Loan Mortgage Corp. REMICS,
17,788	Series 85, Class C, 8.60%, 01/15/21	19,120
88,899	Series 168, Class G, 6.50%, 07/15/21	88,775
9,636	Series 189, Class D, 6.50%, 10/15/21	10,123
18,743	Series 1047, Class H, 6.00%, 02/15/21	18,718
10,363	Series 1062, Class H, 6.50%, 04/15/21	10,845
10,034	Series 1116, Class I, 5.50%, 08/15/21	10,021
22,686	Series 1120, Class L, 8.00%, 07/15/21	24,447
7,377	Series 1191, Class E, 7.00%, 01/15/22 (m)	7,416
3,327	Series 1240, Class M, 6.50%, 02/15/22	3,354
36,283	Series 1254, Class N, 8.00%, 04/15/22	36,234
211,155	Series 1617, Class PM, 6.50%, 11/15/23	223,899
26,498	Series 1668, Class D, 6.50%, 02/15/14	27,665
20,101	Series 1708, Class E, 6.00%, 03/15/09	20,079
93,584	Series 1710, Class GH, 8.00%, 04/15/24	101,856
144,694	Series 1714, Class K, 7.00%, 04/15/24	153,731
20,412	Series 1753, Class D, 8.50%, 09/15/24	21,957
3,928	Series 1819, Class E, 6.00%, 02/15/11	3,924
144,042	Series 1843, Class Z, 7.00%, 04/15/26	153,041
190,557	Series 2115, Class PE, 6.00%, 01/15/14 (m)	199,123
511	Series 2136, Class PE, 6.00%, 01/15/28	510
74,759	Series 2178, Class PB, 7.00%, 08/15/29	78,641
320,413	Series 2405, Class JF, 6.00%, 01/15/17 (m)	337,255
135,243	Series 2425, Class OB, 6.00%, 03/15/17	142,454

304,777	Series 2473, Class JZ, 6.50%, 07/15/32	320,934
125,000	Series 2522, Class AH, 5.25%, 02/15/32	127,549
650,000	Series 2522, Class GD, 5.50%, 11/15/17 (m)	678,146
100,000	Series 2549, Class PD, 5.50%, 06/15/31	102,842
110,248	Series 2557, Class WJ, 5.00%, 07/15/14	111,335
119,887	Series 2628, Class AB, 4.50%, 06/15/18	120,223
247,564	Series 2636, Class Z, 4.50%, 06/15/18	244,886
308,298	Series 2651, Class VZ, 4.50%, 07/15/18	304,763
117,638	Series 2695, Class NB, 4.00%, 10/15/18	115,327
250,000	Series 2701, Class OD, 5.00%, 09/15/18	255,472
130,660	Series 2756, Class NA, 5.00%, 02/15/24	133,686
119,000	Series 2808, Class PG, 5.50%, 04/15/33	121,378
175,000	Series 2835, Class HB, 5.50%, 08/15/24	182,546
112,363	Series 2837, Class ED, 5.00%, 08/15/19	115,398
245,000	Series 2850, Class DN, 5.00%, 08/15/19	248,535
226,056	Series 2875, Class EB, 4.50%, 10/15/19	225,086
300,000	Series 2929, Class PE, 5.00%, 05/15/33	292,964
139,874	Series 2930, Class DE, 4.50%, 02/15/20	139,310
116,000	Series 2938, Class JB, 4.50%, 02/15/20	114,072
265,000	Series 2959, Class PE, 5.50%, 11/15/30	271,355
400,000	Series 3082, Class PR, 5.50%, 02/15/33	409,710
100,000	Series 3334, Class MB, 5.00%, 09/15/29	100,646
100,000	Series 3334, Class MC, 5.00%, 04/15/33	99,343
164,228	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-54, Class 2A, 6.50%, 02/25/43	169,566
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
135,000	Series 13, Class LL, 6.85%, 06/25/23	142,629
213,166	Series 31, Class Z, 8.00%, 04/25/24	235,931
	Federal National Mortgage Association REMICS,
57,789	Series 1988-4, Class Z, 9.25%, 03/25/18	63,588
10,768	Series 1989-21, Class G, 10.45%, 04/25/19	11,928
53,243	Series 1989-37, Class G, 8.00%, 07/25/19	58,505
9,805	Series 1989-86, Class E, 8.75%, 11/25/19	10,654
13,260	Series 1990-30, Class E, 6.50%, 03/25/20	14,088
22,420	Series 1990-105, Class J, 6.50%, 09/25/20	23,549
14,360	Series 1991-129, Class G, 8.75%, 09/25/21	15,864
46,956	Series 1993-119, Class H, 6.50%, 07/25/23	49,164
87,801	Series 1993-140, Class J, 6.65%, 06/25/13	89,037
4,404	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	4,411
107,921	Series 1993-225, Class UB, 6.50%, 12/25/23	114,134
201,000	Series 1994-81, Class LL, 7.50%, 02/25/24	218,067
424,839	Series 1997-42, Class PG, 7.00%, 07/18/12	442,419
4,946	Series 1997-49, Class B, 10.00%, 06/17/27	5,581
120,644	Series 1998-37, Class VZ, 6.00%, 06/17/28	126,690
84,937	Series 1998-66, Class B, 6.50%, 12/25/28	89,051
250,000	Series 2002-18, Class PC, 5.50%, 04/25/17	260,297
300,000	Series 2002-24, Class AJ, 6.00%, 04/25/17	320,696
350,000	Series 2003-47, Class PE, 5.75%, 06/25/33	341,935
150,000	Series 2003-55, Class CD, 5.00%, 06/25/23	150,252
123,376	Series 2003-74, Class PJ, 3.50%, 08/25/33	114,868

300,000	Series 2004-76, Class CL, 4.00%, 10/25/19	292,944
200,000	Series 2005-21, Class MC, 5.00%, 05/25/32	201,068
150,000	Series 2005-59, Class PC, 5.50%, 03/25/31	153,230
200,000	Series 2007-47, Class PC, 5.00%, 07/25/33	199,608
250,000	Series 2007-79, Class PC, 5.00%, 01/25/32	247,750
12,686	Series G-29, Class O, 8.50%, 09/25/21	13,607
9,155	Government National Mortgage Association,
	Series 1995-4, Class CQ, 8.00%, 06/20/25	10,042
		10,719,847

Non-Agency CMO — 1.1%
77,111	Cendant Mortgage Corp.,
	Series 2003-8, Class 1A8, 5.25%, 09/25/33	74,304
115,550	Countrywide Alternative Loan Trust,
	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	112,663
41,083	First Horizon Asset Securities, Inc.,
	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	40,823
34,977	MASTR Asset Securitization Trust,
	Series 2003-4, Class 2A2, 5.00%, 05/25/18	35,026
90,000	Residential Accredit Loans, Inc.,
	Series 2004-QS8, Class A12, 5.00%, 06/25/34	85,639
	Wells Fargo Mortgage Backed Securities Trust,
96,647	Series 2004-7, Class 2A2, 5.00%, 07/25/19	95,651
87,945	Series 2004-EE, Class 3A1, FRN, 4.02%, 12/25/34	85,328
175,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	174,871
		704,305
	Total Collateralized Mortgage Obligations
	(Cost $11,014,804)	11,424,152

Commercial Mortgage-Backed Securities — 0.3%
180,000	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	174,123
30,000	TIAA Seasoned Commercial Mortgage Trust (Cayman Islands),
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	30,662
	Total Commercial Mortgage-Backed Securities
	(Cost $210,601)	204,785

Corporate Bonds — 5.0%

Airlines — 0.1%
70,000	Continental Airlines, Inc.,
	7.06%, 09/15/09	69,737

Automobiles — 0.1%
70,000	Daimler Finance North America LLC,
	7.20%, 09/01/09	72,407

Capital Markets — 0.8%
75,000	Bear Stearns Cos., Inc. (The),
	5.70%, 11/15/14 (y)	72,158
120,000	Credit Suisse USA, Inc.,
	6.50%, 01/15/12	127,555
100,000	Goldman Sachs Group, Inc. (The),
	4.75%, 07/15/13	97,239
100,000	Lehman Brothers Holdings, Inc.,
	6.63%, 01/18/12	100,955

100,000	Morgan Stanley,
	5.75%, 10/18/16	96,700
		494,607

Chemicals — 0.2%
120,000	Dow Capital BV (Netherlands),
	8.50%, 06/08/10	133,791

Commercial Banks — 0.8%
100,000	BankAmerica Corp.,
	7.13%, 10/15/11	108,898
100,000	Branch Banking & Trust Co.,
	4.88%, 01/15/13	101,009
110,000	National City Corp.,
	4.90%, 01/15/15 (c)	79,367
25,000	UnionBanCal Corp.,
	5.25%, 12/16/13	24,816
200,000	Wachovia Corp.,
	6.61%, 10/01/25	188,834
		502,924

Commercial Services & Supplies — 0.1%
50,000	Pitney Bowes, Inc.,
	3.88%, 06/15/13	48,593

Consumer Finance — 0.3%
120,000	American General Finance Corp.,
	4.00%, 03/15/11	113,337
50,000	HSBC Finance Corp.,
	8.00%, 07/15/10	52,764
		166,101

Diversified Financial Services — 0.3%
190,000	Citigroup, Inc.,
	5.00%, 09/15/14	179,061

Diversified Telecommunication Services — 0.5%
300,000	Nynex Capital Funding Co., SUB,
	8.23%, 10/15/09	315,819

Electric Utilities — 0.5%
50,000	Carolina Power & Light Co.,
	5.13%, 09/15/13	52,435
40,000	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	40,823
75,000	Duke Energy Carolinas LLC,
	6.25%, 01/15/12	80,543
100,000	Exelon Corp.,
	6.75%, 05/01/11	105,519
50,000	PSEG Power LLC,
	7.75%, 04/15/11	53,871
		333,191

Food & Staples Retailing — 0.1%
50,000	Kroger Co. (The),
	8.05%, 02/01/10	53,320

Insurance — 0.1%
50,000	ACE INA Holdings, Inc.,

5.88%, 06/15/14	51,652

Media — 0.5%
50,000	Comcast Cable Communications Holdings, Inc.,
	8.38%, 03/15/13	55,541
50,000	COX Communications, Inc.,
	7.75%, 11/01/10	53,717
100,000	Historic TW, Inc.,
	9.13%, 01/15/13	112,072
100,000	News America, Inc.,
	6.75%, 01/09/38	104,672
		326,002

Multi-Utilities — 0.1%
60,000	Dominion Resources, Inc.,
	6.25%, 06/30/12 (c)	63,847

Real Estate Investment Trusts (REITs) — 0.0% (g)
20,000	HRPT Properties Trust,
	6.65%, 01/15/18	17,295

Road & Rail — 0.2%
150,000	Norfolk Southern Corp.,
	7.05%, 05/01/37	163,776

Software — 0.0% (g)
20,000	Oracle Corp.,
	5.25%, 01/15/16	19,990

Thrifts & Mortgage Finance — 0.3%
100,000	Countrywide Home Loans, Inc.,
	4.00%, 03/22/11	89,185
125,000	Washington Mutual, Inc.,
	4.63%, 04/01/14	88,125
		177,310
	Total Corporate Bonds
	(Cost $3,241,770)	3,189,423

Mortgage Pass-Through Securities — 2.1%
13,863	Federal Home Loan Mortgage Corp.,
	30 Year, Single Family
	8.00%, 04/01/17	14,895
	Federal Home Loan Mortgage Corp. Gold Pools,
	15 Year, Single Family
224,915	4.00%, 08/01/18	221,060
16,180	6.00%, 03/01/13	16,702
27,183	6.50%, 03/01/13-06/01/13	28,483
16,734	7.00%, 06/01/13	17,558
2,988	8.00%, 10/01/10	3,098
	30 Year, Single Family
14,875	8.00%, 09/01/26	16,140
	Other,
200,556	6.50%, 11/01/22-03/01/26	209,842
51,638	7.00%, 12/01/14-03/01/16	54,156
	Federal National Mortgage Association,
	15 Year, Single Family
49,795	6.00%, 08/01/13-12/01/13	51,430

42,398	6.50%, 04/01/13	44,463
37,635	7.00%, 06/01/13	39,545
12,370	7.50%, 08/01/09	12,684
15	8.00%, 09/01/08	15
	30 Year, Single Family
161,648	5.50%, 12/01/33	163,709
8,178	7.50%, 10/01/27	8,852
67,431	8.00%, 05/01/17	72,716
27,968	8.50%, 11/01/18	30,213
13,419	9.00%, 12/01/17	14,675
	Government National Mortgage Association,
	15 Year, Single Family
50,598	6.50%, 09/15/13	52,987
6,799	7.00%, 07/15/08-02/15/11	6,930
9,808	8.00%, 12/20/10	10,181
21,632	8.50%, 10/15/11	23,712
	30 Year, Single Family
26,483	7.00%, 04/15/28-06/15/28	28,331
10,291	7.50%, 05/15/26-01/20/27	11,073
90,717	8.00%, 11/15/16-09/15/27	98,987
49,144	8.50%, 12/15/22	54,054
	Total Mortgage Pass-Through Securities
	(Cost $1,261,956)	1,306,491

U.S. Treasury Obligations — 4.5%
	U.S. Treasury Bonds,
1,100,000	7.13%, 02/15/23 (c)	1,457,586
1,000,000	7.88%, 02/15/21 (c)	1,386,719
	Total U.S. Treasury Obligations
	(Cost $2,570,930)	2,844,305
Shares

Investment Companies — 14.9%
28,958	JPMorgan Emerging Markets Equity Fund,
	Institutional Class (b)	662,267
73,488	JPMorgan International Equity Fund,
	Select Class (b)	2,161,294
249,516	JPMorgan International Opportunities Fund,
	Institutional Class (b)	3,924,887
91,594	JPMorgan Small Cap Equity Fund,
	Select Class (b)	2,643,409
	Total Investment Companies
	(Cost $11,310,604)	9,391,857
	Total Long-Term Investments
	(Cost $63,321,863)	61,173,448

Short-Term Investment — 3.2%

Investment Company — 3.2%
2,020,989	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)
	(Cost $2,020,989)	2,020,989
Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 6.3%

Corporate Notes — 2.4%
500,000	Banque Federative Du Credit Mutuel (France),
	FRN, 2.90%, 08/01/08	500,000
500,000	Macquarie Bank Ltd. (Australia),
	FRN, 2.62%, 08/20/08	499,990
500,000	Unicredito Italiano Bank plc (Ireland),
	FRN, 3.09%, 08/08/08	498,710
		1,498,700

Repurchase Agreements — 3.9%
565,724	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price
	$565,764, collateralized by U.S. Government Agency Mortgages	565,724
594,319	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase
	price $594,369, collateralized by U.S. Government Agency Mortgages	594,319
537,485	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price
	$537,530, collateralized by U.S. Government Agency Mortgages	537,485
772,616	Merrill Lynch & Co., Inc., 2.55%, dated 03/31/08, due 04/01/08, repurchase price
	$772,671, collateralized by U.S. Government Agency Mortgages	772,616
		2,470,144
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $3,970,134)	3,968,844

Total Investments — 106.3%
(Cost $69,312,986)	67,163,281

Liabilities in Excess of Other Assets — (6.3)%	(3,965,480)

NET ASSETS — 100.0%	$63,197,801

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures established by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(y)	Subsequent to February 29, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase and Co.
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2008. The rate may be subject to a cap and floor.

REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2008.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,022,835
Aggregate gross unrealized depreciation	(5,172,540)
Net unrealized appreciation/depreciation	$(2,149,705)

Federal income tax cost of investments	$69,307,834

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT Balanced Portfolio
Level 1	$ 46,074,359	$ -	$ -	$ -
Level 2	21,083,770	-	-	-
Level 3	-	-	-	-
Total	$ 67,158,129	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Core Bond Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 98.6%

Asset-Backed Securities — 1.2%
150,000	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	151,850
	AmeriCredit Automobile Receivables Trust,
276,875	Series 2006-BG, Class A3, 5.21%, 10/06/11 (i)	273,133
400,000	Series 2006-BG, Class A4, 5.21%, 09/06/13 (i)	364,356
63,666	Bear Stearns Asset Backed Securities Trust, Inc.,
	Series 2006-SD1, Class A, FRN, 2.97%, 04/25/36 (i) (y)	50,932
	Citibank Credit Card Issuance Trust,
450,000	Series 2002-C2, Class C2, 6.95%, 02/18/14	432,790
250,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	250,447
13,313	Countrywide Asset-Backed Certificates,
	Series 2004-AB2, Class A2, FRN, 2.87%, 05/25/36	13,283
175,000	Household Automotive Trust,
	Series 2005-1, Class A4, 4.35%, 06/18/12	175,807
	MBNA Credit Card Master Note Trust,
200,000	Series 2002-C1, Class C1, 6.80%, 07/15/14	184,593
75,000	Series 2003-C1, Class C1, FRN, 4.52%, 06/15/12	70,287
240,000	MBNA Master Credit Card Trust,
	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	244,302
	Total Asset-Backed Securities
	(Cost $2,297,091)	2,211,780

Collateralized Mortgage Obligations — 54.7%

Agency CMO — 32.9%
	Federal Home Loan Mortgage Corp. REMICS,
17,534	Series 11, Class D, 9.50%, 07/15/19	18,639
10,784	Series 22, Class C, 9.50%, 04/15/20	11,507
2,926	Series 47, Class F, 10.00%, 06/15/20	3,225
1,968	Series 99, Class Z, 9.50%, 01/15/21	2,115
2,305	Series 1065, Class J, 9.00%, 04/15/21	2,465
335,292	Series 1113, Class J, 8.50%, 06/15/21	364,162
18,686	Series 1250, Class J, 7.00%, 05/15/22	19,575
32,243	Series 1316, Class Z, 8.00%, 06/15/22	34,168
56,377	Series 1324, Class Z, 7.00%, 07/15/22	59,924
38,172	Series 1343, Class LA, 8.00%, 08/15/22	41,688
44,490	Series 1343, Class LB, 7.50%, 08/15/22	44,430
34,042	Series 1394, Class ID, IF, 9.57%, 10/15/22	37,781
30,902	Series 1395, Class G, 6.00%, 10/15/22	30,860
22,541	Series 1505, Class Q, 7.00%, 05/15/23	23,675
43,580	Series 1518, Class G, IF, 7.46%, 05/15/23	44,903
46,340	Series 1541, Class O, FRN, 2.91%, 07/15/23	45,203
2,311	Series 1561, Class TA, PO, 08/15/08	2,297
49,580	Series 1596, Class D, 6.50%, 10/15/13	51,272
19,681	Series 1607, Class SA, IF, 10.65%, 10/15/13	22,039
42,135	Series 1609, Class LG, IF, 11.10%, 11/15/23	47,470
8,987	Series 1625, Class SD, IF, 8.50%, 12/15/08	9,028

500,000	Series 1638, Class H, 6.50%, 12/15/23	540,343
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,522
8,135	Series 1685, Class Z, 6.00%, 11/15/23	8,200
1,428	Series 1689, Class SD, IF, 10.54%, 10/15/23	1,430
23,362	Series 1700, Class GA, PO, 02/15/24	21,450
1,822,174	Series 1732, Class K, 6.50%, 05/15/24	1,934,343
113,308	Series 1798, Class F, 5.00%, 05/15/23	115,196
247,480	Series 1863, Class Z, 6.50%, 07/15/26	265,337
4,027	Series 1865, Class D, PO, 02/15/24	2,665
10,303	Series 1900, Class T, PO, 08/15/08	10,258
2,618	Series 1967, Class PC, PO, 10/15/08	2,603
75,016	Series 1981, Class Z, 6.00%, 05/15/27	77,803
90,708	Series 1987, Class PE, 7.50%, 09/15/27	92,151
51,556	Series 2025, Class PE, 6.30%, 01/15/13	52,989
25,047	Series 2033, Class SN, IF, IO, 13.60%, 03/15/24	11,539
42,017	Series 2038, Class PN, IO, 7.00%, 03/15/28	9,171
112,167	Series 2054, Class PV, 7.50%, 05/15/28	119,368
76,065	Series 2055, Class OE, 6.50%, 05/15/13	79,292
178,629	Series 2064, Class TE, 7.00%, 06/15/28	188,180
156,191	Series 2075, Class PH, 6.50%, 08/15/28	163,834
116,198	Series 2102, Class TU, 6.00%, 12/15/13	121,522
246,409	Series 2115, Class PE, 6.00%, 01/15/14	257,486
13,340	Series 2132, Class PD, 6.00%, 11/15/27	13,379
31,883	Series 2132, Class SB, IF, 17.03%, 03/15/29	38,367
68,233	Series 2134, Class PI, IO, 6.50%, 03/15/19	11,261
15,061	Series 2135, Class UK, IO, 6.50%, 03/15/14	1,884
13,819	Series 2143, Class CD, 6.00%, 02/15/28	13,879
829,000	Series 2172, Class QC, 7.00%, 07/15/29	896,463
273,209	Series 2182, Class ZB, 8.00%, 09/15/29	293,427
47,569	Series 2247, Class Z, 7.50%, 08/15/30	50,985
14,370	Series 2261, Class ZY, 7.50%, 10/15/30	14,733
178,924	Series 2283, Class K, 6.50%, 12/15/23	193,525
28,063	Series 2306, Class K, PO, 05/15/24	24,394
67,350	Series 2306, Class SE, IF, IO, 6.75%, 05/15/24	9,202
90,090	Series 2325, Class PM, 7.00%, 06/15/31	96,589
530,032	Series 2344, Class ZD, 6.50%, 08/15/31	559,851
85,607	Series 2344, Class ZJ, 6.50%, 08/15/31	89,969
56,520	Series 2345, Class NE, 6.50%, 08/15/31	59,219
508,768	Series 2345, Class PQ, 6.50%, 08/15/16	539,016
185,387	Series 2355, Class BP, 6.00%, 09/15/16	195,082
173,421	Series 2359, Class ZB, 8.50%, 06/15/31	205,771
17,923	Series 2362, Class PD, 6.50%, 06/15/20	18,068
328,256	Series 2391, Class QR, 5.50%, 12/15/16	341,082
266,226	Series 2392, Class PV, 6.00%, 12/15/20	268,901
262,822	Series 2394, Class MC, 6.00%, 12/15/16	276,581
109,799	Series 2410, Class OE, 6.38%, 02/15/32	114,544
164,347	Series 2410, Class QS, IF, 12.17%, 02/15/32	173,575
105,517	Series 2410, Class QX, IF, IO, 5.83%, 02/15/32	12,241
68,713	Series 2412, Class SE, IF, 10.52%, 02/15/09	68,864
100,000	Series 2412, Class SP, IF, 10.47%, 02/15/32	103,864

225,524	Series 2423, Class MC, 7.00%, 03/15/32	238,316
361,101	Series 2423, Class MT, 7.00%, 03/15/32	381,582
227,841	Series 2435, Class CJ, 6.50%, 04/15/32	236,537
470,000	Series 2435, Class VH, 6.00%, 07/15/19	487,413
152,967	Series 2444, Class ES, IF, IO, 5.13%, 03/15/32	15,185
101,978	Series 2450, Class SW, IF, IO, 5.18%, 03/15/32	9,996
64,096	Series 2454, Class BG, 6.50%, 08/15/31	64,838
300,000	Series 2455, Class GK, 6.50%, 05/15/32	318,381
282,155	Series 2460, Class VZ, 6.00%, 11/15/29	290,276
216,583	Series 2484, Class LZ, 6.50%, 07/15/32	228,230
369,886	Series 2498, Class UD, 5.50%, 06/15/16	374,631
790,000	Series 2500, Class MC, 6.00%, 09/15/32	802,096
36,108	Series 2500, Class TD, 5.50%, 02/15/16	36,136
137,362	Series 2503, Class BH, 5.50%, 09/15/17	142,730
141,031	Series 2513, Class YO, PO, 02/15/32	127,655
480,303	Series 2515, Class DE, 4.00%, 03/15/32	468,164
500,000	Series 2535, Class BK, 5.50%, 12/15/22	521,664
300,000	Series 2543, Class YX, 6.00%, 12/15/32	302,970
500,000	Series 2544, Class HC, 6.00%, 12/15/32	522,015
243,774	Series 2565, Class MB, 6.00%, 05/15/30	249,201
500,000	Series 2575, Class ME, 6.00%, 02/15/33	505,047
142,355	Series 2586, Class WI, IO, 6.50%, 03/15/33	27,363
176,925	Series 2594, Class VA, 6.00%, 03/15/14	181,192
400,000	Series 2594, Class VQ, 6.00%, 08/15/20	412,967
372,685	Series 2597, Class DS, IF, IO, 4.73%, 02/15/33	30,883
524,922	Series 2599, Class DS, IF, IO, 4.18%, 02/15/33 `	40,306
621,479	Series 2610, Class DS, IF, IO, 4.28%, 03/15/33	48,256
828,499	Series 2611, Class SH, IF, IO, 4.83%, 10/15/21	72,617
500,000	Series 2617, Class GR, 4.50%, 05/15/18	498,499
804,660	Series 2626, Class NS, IF, IO, 3.73%, 06/15/23	90,651
500,000	Series 2628, Class WA, 4.00%, 07/15/28	492,839
500,000	Series 2631, Class LC, 4.50%, 06/15/18	499,435
618,909	Series 2636, Class Z, 4.50%, 06/15/18	612,216
199,277	Series 2638, Class DS, IF, 5.78%, 07/15/23	188,114
35,185	Series 2643, Class HI, IO, 4.50%, 12/15/16	2,649
83,973	Series 2656, Class SH, IF, 13.15%, 02/15/25	94,681
349,177	Series 2668, Class SB, IF, 4.70%, 10/15/15	349,643
500,000	Series 2675, Class CK, 4.00%, 09/15/18	488,682
231,574	Series 2682, Class YS, IF, 4.32%, 10/15/33	189,081
274,714	Series 2684, Class TO, PO, 10/15/33	146,593
199,193	Series 2686, Class GB, 5.00%, 05/15/20	203,958
184,441	Series 2691, Class WS, IF, 4.77%, 10/15/33	150,543
138,460	Series 2705, Class SC, IF, 4.77%, 11/15/33	112,454
211,357	Series 2705, Class SD, IF, 5.38%, 11/15/33	177,419
1,000,000	Series 2716, Class UN, 4.50%, 12/15/23	972,931
750,000	Series 2727, Class BS, IF, 4.85%, 01/15/34	555,162
13,556	Series 2733, Class GF, FRN, 0.00%, 09/15/33	11,718
500,000	Series 2743, Class HD, 4.50%, 08/15/17	506,181
209,330	Series 2744, Class FE, FRN, 0.00%, 02/15/34	165,867
500,000	Series 2744, Class PD, 5.50%, 08/15/33	516,752

144,668	Series 2753, Class S, IF, 6.37%, 02/15/34	124,876
176,106	Series 2755, Class SA, IF, 8.57%, 05/15/30	183,507
151,690	Series 2766, Class SX, IF, 7.14%, 03/15/34	134,117
59,746	Series 2769, Class PO, PO, 03/15/34	35,593
476,978	Series 2776, Class SK, IF, 4.85%, 04/15/34	384,991
46,916	Series 2778, Class BS, IF, 8.71%, 04/15/34	42,495
268,139	Series 2780, Class JG, 4.50%, 04/15/19	265,900
702,000	Series 2809, Class UB, 4.00%, 09/15/17	702,465
135,305	Series 2827, Class SQ, IF, 7.50%, 01/15/19	137,187
26,184	Series 2841, Class GO, PO, 08/15/34	19,659
123,775	Series 2846, Class PO, PO, 08/15/34	93,995
500,000	Series 2899, Class KB, 4.50%, 03/15/19	495,802
500,000	Series 2931, Class QC, 4.50%, 01/15/19	502,441
114,705	Series 2958, Class KB, 5.50%, 04/15/35	115,508
100,000	Series 2975, Class KO, PO, 05/15/35	62,898
128,949	Series 2989, Class PO, PO, 06/15/23	107,166
300,000	Series 3047, Class OD, 5.50%, 10/15/35	303,741
141,617	Series 3101, Class EA, 6.00%, 06/15/20	142,443
247,513	Series 3117, Class EO, PO, 02/15/36	201,180
398,744	Series 3260, Class CS, IF, IO, 3.32%, 01/15/37	27,831
2,685,732	Series 3430, Class AI, IO, 1.42%, 09/15/12	78,047
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
30,830	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	32,610
205,285	Series T-54, Class 2A, 6.50%, 02/25/43	211,957
94,500	Series T-54, Class 3A, 7.00%, 02/25/43	102,591
56,925	Series T-58, Class A, PO, 09/25/43	47,750
434,901	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
	Series 8, Class ZA, 7.00%, 03/25/23	461,170
	Federal National Mortgage Association REMICS,
14,064	Series 1989-83, Class H, 8.50%, 11/25/19	15,487
2,968	Series 1990-1, Class D, 8.80%, 01/25/20	3,290
14,000	Series 1990-10, Class L, 8.50%, 02/25/20	15,435
2,943	Series 1990-93, Class G, 5.50%, 08/25/20	3,010
46	Series 1990-140, Class K, HB, 652.15%, 12/25/20	588
5,253	Series 1990-143, Class J, 8.75%, 12/25/20	5,803
82,510	Series 1992-101, Class J, 7.50%, 06/25/22	84,949
35,842	Series 1992-143, Class MA, 5.50%, 09/25/22	37,231
6,948	Series 1993-164, Class SA, IF, 9.92%, 09/25/08	6,967
9,955	Series 1993-164, Class SC, IF, 9.92%, 09/25/08	9,982
8,338	Series 1993-165, Class SD, IF, 6.43%, 09/25/23	8,936
41,579	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	49,629
45,039	Series 1993-167, Class GA, 7.00%, 09/25/23	46,511
4,095	Series 1993-175, Class SA, IF, 13.76%, 09/25/08	4,146
3,542	Series 1993-190, Class S, IF, 7.68%, 10/25/08	3,537
771	Series 1993-196, Class FA, FRN, 4.87%, 10/25/08	773
1,156	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	1,162
398,993	Series 1993-203, Class PL, 6.50%, 10/25/23	421,802
17,969	Series 1993-205, Class H, PO, 09/25/23	15,503
276,720	Series 1993-225, Class UB, 6.50%, 12/25/23	292,652
7,240	Series 1993-230, Class FA, FRN, 3.23%, 12/25/23	7,137

11,283	Series 1993-233, Class SB, IF, 8.99%, 12/25/08	11,342
382,302	Series 1993-250, Class Z, 7.00%, 12/25/23	402,127
120,520	Series 1993-257, Class C, PO, 06/25/23	110,998
1,622	Series 1994-13, Class SK, IF, 10.24%, 02/25/09	1,632
8,344	Series 1994-33, Class FA, FRN, 4.97%, 03/25/09	8,389
57,401	Series 1995-2, Class Z, 8.50%, 01/25/25	62,284
83,206	Series 1995-19, Class Z, 6.50%, 11/25/23	90,990
1,320	Series 1996-20, Class L, PO, 09/25/08	1,313
3,162	Series 1996-39, Class J, PO, 09/25/08	3,143
15,179	Series 1996-59, Class J, 6.50%, 08/25/22	15,804
135,013	Series 1996-59, Class K, 6.50%, 07/25/23	139,338
493,151	Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	13,562
45,845	Series 1997-39, Class PD, 7.50%, 05/20/27	48,877
105,611	Series 1997-46, Class PL, 6.00%, 07/18/27	109,491
282,741	Series 1997-61, Class ZC, 7.00%, 02/25/23	302,791
131,791	Series 1998-36, Class ZB, 6.00%, 07/18/28	137,132
134,023	Series 1998-43, Class SA, IF, IO, 14.53%, 04/25/23	42,326
19,825	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	5,244
262,768	Series 2001-30, Class PM, 7.00%, 07/25/31	279,017
262,369	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	55,313
415,750	Series 2001-36, Class DE, 7.00%, 08/25/31	442,138
51,241	Series 2001-44, Class PD, 7.00%, 09/25/31	54,282
236,331	Series 2001-52, Class XN, 6.50%, 11/25/15	249,892
547,737	Series 2001-61, Class Z, 7.00%, 11/25/31	575,779
354,670	Series 2001-69, Class PG, 6.00%, 12/25/16	372,763
227,148	Series 2001-71, Class QE, 6.00%, 12/25/16	238,766
118,017	Series 2001-80, Class PE, 6.00%, 07/25/29	121,448
124,797	Series 2002-1, Class HC, 6.50%, 02/25/22	133,028
33,300	Series 2002-1, Class SA, IF, 16.72%, 02/25/32	39,904
395,701	Series 2002-3, Class OG, 6.00%, 02/25/17	415,853
43,161	Series 2002-8, Class SR, IF, 10.99%, 03/25/09	44,760
739,144	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	32,554
374,792	Series 2002-28, Class PK, 6.50%, 05/25/32	394,279
673,066	Series 2002-62, Class ZE, 5.50%, 11/25/17	708,986
120,522	Series 2002-73, Class S, IF, 9.73%, 11/25/09	127,383
317,534	Series 2002-74, Class VB, 6.00%, 11/25/31	321,693
144,123	Series 2002-77, Class S, IF, 9.71%, 12/25/32	150,394
32,253	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	4,888
283,677	Series 2002-93, Class PD, 3.50%, 02/25/29	281,365
500,000	Series 2002-94, Class BK, 5.50%, 01/25/18	525,951
293,000	Series 2003-22, Class UD, 4.00%, 04/25/33	243,250
250,000	Series 2003-41, Class PE, 5.50%, 05/25/23	265,667
100,000	Series 2003-47, Class PE, 5.75%, 06/25/33	97,696
72,389	Series 2003-64, Class SX, IF, 5.95%, 07/25/33	65,153
215,998	Series 2003-66, Class PA, 3.50%, 02/25/33	203,652
647,059	Series 2003-68, Class LC, 3.00%, 07/25/22	587,231
549,718	Series 2003-68, Class QP, 3.00%, 07/25/22	533,248
137,818	Series 2003-71, Class DS, IF, 3.31%, 08/25/33	101,338
875,386	Series 2003-73, Class GA, 3.50%, 05/25/31	848,804
967,596	Series 2003-80, Class SY, IF, IO, 5.04%, 06/25/23	117,606

500,000	Series 2003-83, Class PG, 5.00%, 06/25/23	508,854
111,181	Series 2003-91, Class SD, IF, 8.16%, 09/25/33	111,964
250,000	Series 2003-106, Class US, IF, 5.17%, 11/25/23	206,254
500,000	Series 2003-106, Class WE, 4.50%, 11/25/22	495,625
807,846	Series 2003-116, Class SB, IF, IO, 4.99%, 11/25/33	85,163
600,000	Series 2003-117, Class JB, 3.50%, 06/25/33	559,011
500,000	Series 2003-128, Class KE, 4.50%, 01/25/14	511,180
500,000	Series 2003-128, Class NG, 4.00%, 01/25/19	485,613
137,488	Series 2003-130, Class SX, IF, 7.61%, 01/25/34	142,074
218,310	Series 2003-132, Class OA, PO, 08/25/33	175,575
700,000	Series 2004-1, Class AC, 4.00%, 02/25/19	682,766
321,375	Series 2004-4, Class QM, IF, 8.99%, 06/25/33	327,646
209,138	Series 2004-10, Class SC, IF, 18.18%, 02/25/34	244,926
164,907	Series 2004-14, Class SD, IF, 5.17%, 03/25/34	127,323
174,232	Series 2004-21, Class CO, PO, 04/25/34	118,581
178,833	Series 2004-22, Class A, 4.00%, 04/25/19	176,619
402,020	Series 2004-36, Class SA, IF, 12.36%, 05/25/34	442,248
83,320	Series 2004-51, Class SY, IF, 9.03%, 07/25/34	84,918
150,029	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	159,847
200,000	Series 2004-76, Class CL, 4.00%, 10/25/19	195,296
1,000,000	Series 2004-81, Class AC, 4.00%, 11/25/19	974,235
226,413	Series 2004-92, Class JO, PO, 12/25/34	214,337
763,619	Series 2005-28, Class JA, 5.00%, 04/25/35	737,423
759,012	Series 2005-40, Class YA, 5.00%, 09/25/20	781,768
434,605	Series 2005-47, Class AN, 5.00%, 12/25/16	443,648
564,106	Series 2005-52, Class PA, 6.50%, 06/25/35	593,885
853,000	Series 2005-68, Class BC, 5.25%, 06/25/35	816,830
991,228	Series 2005-84, Class XM, 5.75%, 10/25/35	1,029,015
1,000,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,027,634
700,000	Series 2005-110, Class MN, 5.50%, 06/25/35	720,742
207,346	Series 2006-22, Class AO, PO, 04/25/36	159,524
485,581	Series 2006-59, Class QO, PO, 01/25/33	398,513
528,308	Series 2006-110, Class PO, PO, 11/25/36	422,167
1,129,853	Series 2007-7, Class SG, IF, IO, 3.89%, 08/25/36	119,778
1,000,000	Series 2008-16, Class IS, IF, IO, 3.59%, 03/25/38	62,025
40,007	Series G92-15, Class Z, 7.00%, 01/25/22	41,136
6,528	Series G92-42, Class Z, 7.00%, 07/25/22	6,990
136,928	Series G92-44, Class ZQ, 8.00%, 07/25/22	149,348
81,857	Series G92-54, Class ZQ, 7.50%, 09/25/22	88,588
5,048	Series G92-59, Class F, FRN, 4.67%, 10/25/22	5,099
13,044	Series G92-61, Class Z, 7.00%, 10/25/22	13,849
137,853	Series G92-66, Class KB, 7.00%, 12/25/22	147,340
40,286	Series G93-1, Class KA, 7.90%, 01/25/23	43,979
42,523	Series G93-17, Class SI, IF, 6.00%, 04/25/23	43,596
	Federal National Mortgage Association Interest STRIPS,
111,116	Series 329, Class 1, PO, 01/01/33	88,347
144,221	Series 340, Class 1, PO, 09/01/33	110,408
6	Series K, Class 2, HB, 256.68%, 11/01/08	8
	Federal National Mortgage Association Whole Loan,
146,283	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	155,168

90,817	Series 2003-W1, Class 2A, 7.50%, 12/25/42	98,026
146,593	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	160,701
	Government National Mortgage Association,
116,599	Series 1994-3, Class PQ, 7.49%, 07/16/24	124,472
500,000	Series 1994-7, Class PQ, 6.50%, 10/16/24	533,400
122,069	Series 1996-16, Class E, 7.50%, 08/16/26	128,657
115,041	Series 1997-8, Class PN, 7.50%, 05/16/27	121,185
135,654	Series 1998-26, Class K, 7.50%, 09/17/25	144,936
122,846	Series 1999-41, Class Z, 8.00%, 11/16/29	130,887
70,217	Series 1999-44, Class PC, 7.50%, 12/20/29	74,002
87,656	Series 1999-44, Class ZG, 8.00%, 12/20/29	93,604
61,825	Series 2000-6, Class Z, 7.50%, 02/20/30	66,364
103,142	Series 2000-14, Class PD, 7.00%, 02/16/30	108,610
385,288	Series 2000-21, Class Z, 9.00%, 03/16/30	427,532
48,790	Series 2000-26, Class Z, 7.75%, 09/20/30	48,690
7,040	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	1,641
800,000	Series 2000-36, Class PB, 7.50%, 11/16/30	878,435
92,155	Series 2000-37, Class B, 8.00%, 12/20/30	94,859
24,225	Series 2000-38, Class AH, 7.15%, 12/20/30	24,762
51,972	Series 2001-4, Class SJ, IF, IO, 5.38%, 01/19/30	5,644
176,851	Series 2001-36, Class S, IF, IO, 5.23%, 08/16/31	18,975
200,000	Series 2001-64, Class MQ, 6.50%, 12/20/31	209,268
33,482	Series 2002-24, Class SB, IF, 7.70%, 04/16/32	34,117
173,598	Series 2002-54, Class GB, 6.50%, 08/20/32	182,457
197,369	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	19,210
21,652	Series 2003-24, Class PO, PO, 03/16/33	18,850
488,794	Series 2003-76, Class LS, IF, IO, 4.66%, 09/20/31	31,220
827,126	Series 2004-11, Class SW, IF, IO, 2.96%, 02/20/34	69,876
86,669	Series 2004-28, Class S, IF, 11.91%, 04/16/34	94,498
	Vendee Mortgage Trust,
130,471	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	134,304
305,476	Series 1996-1, Class 1Z, 6.75%, 02/15/26	320,940
168,219	Series 1996-2, Class 1Z, 6.75%, 06/15/26	183,150
616,659	Series 1997-1, Class 2Z, 7.50%, 02/15/27	690,139
171,203	Series 1998-1, Class 2E, 7.00%, 09/15/27	184,608
		60,729,735

Non-Agency CMO — 21.8%
500,000	American Home Mortgage Investment Trust,
	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	369,248
	Banc of America Funding Corp.,
232,256	Series 2003-1, Class A, PO, 05/20/33	164,744
495,667	Series 2003-3, Class 1A33, 5.50%, 10/25/33	470,058
136,409	Series 2004-1, Class PO, PO, 03/25/34	102,187
1,000,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	953,634
221,190	Series 2005-7, Class 30, PO, 11/25/35	148,977
733,990	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	736,247
	Banc of America Mortgage Securities, Inc.,
112,000	Series 2002-10, Class A, PO, 11/25/32	109,974
66,792	Series 2003-8 Class A, PO, 11/25/33	47,042
71,229	Series 2004-4, Class A, PO, 05/25/34	45,731

493,645	Series 2004-5, Class 2A2, 5.50%, 06/25/34	380,591
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	122,395
228,352	Series 2004-6, Class A, PO, 07/25/34	153,361
289,581	Series 2004-7 Class 1A19, PO, 08/25/34	195,550
200,000	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	191,808
569,258	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	536,355
	Bank of America Alternative Loan Trust,
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	148,786
134,878	Series 2004-6, Class 15, PO, 07/25/19	105,428
	Bear Stearns Adjustable Rate Mortgage Trust,
381,955	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33 (i) (y)	289,403
29,671	Series 2004-4, Class A4, VAR, 3.56%, 06/25/34 (y)	29,616
963,560	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36 (y)	910,185
	Citicorp Mortgage Securities, Inc.,
1,264,584	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,192,967
646,784	Series 2004-5, Class 2A5, 4.50%, 08/25/34	622,823
	Citigroup Mortgage Loan Trust, Inc.,
76,640	Series 2003-UP3, Class A3, 7.00%, 09/25/33	77,837
96,774	Series 2003-UST1, Class 1, PO, 12/25/18	77,579
53,542	Series 2003-UST1, Class 3, PO, 12/25/18	44,555
205,471	Series 2003-UST1, Class A1, 5.50%, 12/25/18	208,168
228,717	Series 2005-1, Class 2A1A, VAR, 6.66%, 04/25/35	217,409
	Countrywide Alternative Loan Trust,
283,171	Series 2002-8, Class A4, 6.50%, 07/25/32	286,267
98,404	Series 2003-J1, Class PO, PO, 10/25/33	73,733
1,396,985	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	974,813
200,000	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	180,211
348,354	Series 2005-5R, Class A1, 5.25%, 12/25/18	346,415
2,451,195	Series 2005-22T1, Class A2, IF, IO, 2.47%, 06/25/35	95,806
231,587	Series 2005-26CB, Class A10, IF, 8.34%, 07/25/35	242,448
1,181,600	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	989,349
600,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	519,302
2,311,618	Series 2005-J1, Class 1A4, IF, IO, 2.50%, 02/25/35	88,603
200,000	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37	140,000
	Countrywide Home Loan Mortgage Pass-Through Trust,
700,769	Series 2003-26, Class 1A6, 3.50%, 08/25/33	575,366
74,470	Series 2003-34, Class A11, 5.25%, 09/25/33	59,073
186,364	Series 2003-44, Class A6, PO, 10/25/33	142,979
228,217	Series 2003-J7, Class 4A3, IF, 6.43%, 08/25/18	230,965
210,230	Series 2004-7 Class 2A1, FRN, 4.03%, 06/25/34	209,134
142,973	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	138,327
190,727	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	192,137
119,299	Series 2004-J8, Class A, PO, 11/25/19	92,028
710,958	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	692,466
500,000	Series 2005-16, Class A23, 5.50%, 09/25/35	466,855
673,358	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	564,493
128,487	CS First Boston Mortgage Securities Corp.,
	Series 2004-5, Class 5P, PO, 08/25/19	100,369
292,496	First Horizon Alternative Mortgage Securities,
	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	233,016

	First Horizon Asset Securities, Inc.,
477,908	Series 2003-3, Class 1A4, 3.90%, 05/25/33	428,735
534,078	Series 2004-AR7, Class 2A1, FRN, 4.91%, 02/25/35	530,693
300,000	Series 2004-AR7, Class 2A2, FRN, 4.91%, 02/25/35	301,160
451,397	Series 2005-AR1, Class 2A2, FRN, 5.01%, 04/25/35	450,816
650,000	GMAC Mortgage Corp. Loan Trust,
	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	655,790
	GSR Mortgage Loan Trust,
460,093	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	327,440
1,000,000	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	947,889
551,867	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	545,131
59,256	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	47,470
2,961,091	Indymac Index Mortgage Loan Trust,
	Series 2005-AR11, Class A7, FRN, IO, 0.72%, 08/25/35	28,840
	MASTR Adjustable Rate Mortgages Trust,
374,630	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	374,832
1,100,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	1,024,766
	MASTR Alternative Loans Trust,
437,132	Series 2003-9, Class 8A1, 6.00%, 01/25/34	397,071
1,139,466	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,042,835
489,335	Series 2004-6, Class 7A1, 6.00%, 07/25/34	481,689
67,600	Series 2004-7, Class 30, PO, 08/25/34	48,009
498,481	Series 2004-8, Class 6A1, 5.50%, 09/25/19	478,305
628,061	Series 2004-10, Class 1A1, 4.50%, 09/25/19	596,266
	MASTR Asset Securitization Trust,
116,589	Series 2003-4, Class 2A2, 5.00%, 05/25/18	116,752
214,915	Series 2003-11, Class 6A2, 4.00%, 12/25/33	212,976
261,838	Series 2003-12, Class 15, PO, 12/25/18	214,318
313,943	Series 2004-6, Class 15, PO, 05/25/19	243,881
307,494	Series 2004-8, Class PO, PO, 08/25/19	246,037
523,216	Series 2004-10, Class 15, PO, 10/25/19	415,461
998,426	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	605,604
145,530	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 2.92%, 02/25/35	126,898
117,557	Nomura Asset Acceptance Corp.,
	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	121,702
	Residential Accredit Loans, Inc.,
316,189	Series 2002-QS8, Class A5, 6.25%, 06/25/17	315,342
769,316	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	617,635
74,500	Series 2003-QS3, Class A2, IF, 10.78%, 02/25/18	83,892
266,330	Series 2003-QS3, Class A8, IF, IO, 5.00%, 02/25/18	24,850
579,889	Series 2003-QS9, Class A3, IF, IO, 4.95%, 05/25/18	60,326
686,973	Series 2003-QS14, Class A1, 5.00%, 07/25/18	662,714
207,637	Series 2003-QS18, Class A1, 5.00%, 09/25/18	205,496
89,898	Residential Asset Securitization Trust,
	Series 2003-A14, Class A1, 4.75%, 02/25/19	89,308
	Residential Funding Mortgage Securities I,
423,605	Series 2003-S7, Class A17, 4.00%, 05/25/33	376,288
240,139	Series 2003-S11, Class A1, 2.50%, 06/25/18	232,177

165,000	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	154,595
401,503	Series 2005-SA4, Class 1A1, VAR, 4.95%, 09/25/35	408,933
28,670	Salomon Brothers Mortgage Securities VII, Inc.,
	Series 2003-UP2, Class 1, PO, 12/25/18	24,562
400,000	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	333,583
	Structured Asset Securities Corp.,
500,000	Series 2003-8, Class 1A2, 5.00%, 04/25/18	486,765
309,179	Series 2004-20, Class 1A3, 5.25%, 11/25/34	290,818
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
3,194,783	Series 2005-2, Class 1A4, IF, IO, 2.45%, 04/25/35	125,735
1,069,267	Series 2005-2, Class 2A3, IF, IO, 2.40%, 04/25/35	40,922
800,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	681,422
111,230	Series 2005-4, Class DP, PO, 06/25/20	87,111
321,988	Series 2005-6, Class 2A4, 5.50%, 08/25/35	300,826
	Washington Mutual Mortgage Pass-Through Certificates,
83,253	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	80,551
307,490	Series 2003-S4, Class 3A, 5.50%, 06/25/33	304,590
452,456	Series 2003-S8, Class A4, 4.50%, 09/25/18	423,432
870,610	Series 2003-S10, Class A5, 5.00%, 10/25/18	841,581
66,970	Series 2003-S10, Class A6, PO, 10/25/18	50,383
129,109	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	125,216
905,378	Series 2004-S3, Class 2A3, IF, 11.69%, 07/25/34	954,356
220,643	Washington Mutual MSC Mortgage Pass-Through Certificates,
	Series 2002-MS12, Class A, 6.50%, 05/25/32	220,372
	Wells Fargo Mortgage Backed Securities Trust,
150,000	Series 2003-8, Class A9, 4.50%, 08/25/18	149,943
86,537	Series 2003-11, Class 1A, PO, 10/25/18	67,920
663,000	Series 2003-11, Class 1A4, 4.75%, 10/25/18	655,235
146,798	Series 2003-17, Class 2A4, 5.50%, 01/25/34	144,756
558,455	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	511,661
322,158	Series 2004-7, Class 2A2, 5.00%, 07/25/19	318,836
586,297	Series 2004-EE, Class 3A1, FRN, 4.02%, 12/25/34	568,854
700,528	Series 2004-P, Class 2A1, FRN, 4.23%, 09/25/34	669,956
600,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	599,559
339,510	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	330,216
276,533	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	280,333
		40,199,229
	Total Collateralized Mortgage Obligations
	(Cost $101,692,443)	100,928,964

Commercial Mortgage-Backed Securities — 1.6%
550,000	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	532,042
	Bear Stearns Commercial Mortgage Securities,
19,874	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	19,933
250,000	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	237,877
360,000	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	358,434
218,748	Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	215,704
161,577	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	162,201

94,012	DLJ Commercial Mortgage Corp.,
	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	95,778
330,000	Merrill Lynch Mortgage Trust,
	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	314,726
	Morgan Stanley Capital I,
207,006	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	205,483
75,961	Series 2006-T23, Class A1, 5.68%, 08/12/41	76,159
200,000	TIAA Seasoned Commercial Mortgage Trust,
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	204,418
450,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	441,876
	Total Commercial Mortgage Backed Securities
	(Cost $2,936,772)	2,864,631

Corporate Bonds — 14.4%

Aerospace & Defense — 0.1%
135,000	Northrop Grumman Systems Corp.,
	7.13%, 02/15/11	146,009
54,774	Systems 2001 AT LLC (Cayman Islands),
	7.16%, 12/15/11 (c) (e)	58,996
		205,005

Air Freight & Logistics — 0.0% (g)
50,000	United Parcel Service, Inc.,
	5.50%, 01/15/18	52,823

Airlines — 0.1%
85,000	American Airlines, Inc.,
	7.02%, 10/15/09 (c)	84,418
	United Air Lines, Inc.,
85,174	6.07%, 03/01/13	85,493
54,435	6.20%, 09/01/08	53,890
		223,801

Automobiles — 0.2%
350,000	Daimler Finance North America LLC,
	7.20%, 09/01/09	362,033

Capital Markets — 2.7%
	Bear Stearns Cos., Inc. (The),
100,000	3.25%, 03/25/09 (y)	94,851
100,000	5.70%, 11/15/14 (y)	96,211
250,000	6.40%, 10/02/17 (y)	246,850
	Credit Suisse First Boston USA, Inc.,
50,000	4.88%, 01/15/15	49,272
150,000	5.50%, 08/15/13	156,546
500,000	6.13%, 11/15/11	528,307
	Goldman Sachs Group, Inc. (The),
200,000	3.88%, 01/15/09	200,367
375,000	4.75%, 07/15/13	364,645
150,000	5.25%, 10/15/13	149,139
100,000	5.50%, 11/15/14	99,835
150,000	5.95%, 01/18/18	148,538
70,000	6.75%, 10/01/37	65,123
200,000	6.88%, 01/15/11	213,498

	Lehman Brothers Holdings, Inc.,
200,000	4.80%, 03/13/14	173,799
175,000	6.63%, 01/18/12	176,671
100,000	5.75%, 05/17/13	97,201
	Merrill Lynch & Co., Inc.,
200,000	3.70%, 04/21/08	199,861
200,000	4.13%, 01/15/09	197,531
100,000	4.79%, 08/04/10	99,683
150,000	5.45%, 07/15/14	144,064
120,000	6.40%, 08/28/17	118,417
	Morgan Stanley,
400,000	4.75%, 04/01/14	371,313
300,000	6.60%, 04/01/12	311,033
450,000	6.75%, 04/15/11	471,695
150,000	State Street Corp.,
	7.65%, 06/15/10	161,934
		4,936,384

Chemicals — 0.3%
	Dow Chemical Co. (The),
110,000	6.00%, 10/01/12	115,869
150,000	6.13%, 02/01/11	157,677
30,000	7.38%, 11/01/29	32,184
80,000	Monsanto Co.,
	7.38%, 08/15/12	89,761
50,000	Potash Corp. of Saskatchewan (Canada),
	4.88%, 03/01/13	50,887
90,000	Praxair, Inc.,
	5.25%, 11/15/14	93,169
		539,547

Commercial Banks — 1.6%
	Barclays Bank plc (United Kingdom),
100,000	5.45%, 09/12/12	102,424
150,000	6.05%, 12/04/17 (e)	146,306
75,000	Branch Banking & Trust Co.,
	4.88%, 01/15/13	75,757
50,000	HSBC Holdings plc (United Kingdom),
	7.35%, 11/27/32	51,557
250,000	Huntington National Bank (The),
	8.00%, 04/01/10	263,099
200,000	Keycorp,
	4.70%, 05/21/09	201,270
75,000	Marshall & Ilsley Corp.,
	5.35%, 04/01/11	75,411
20,000	National City Bank,
	FRN, 4.00%, 01/21/10	18,046
50,000	PNC Funding Corp.,
	5.25%, 11/15/15	47,176
75,000	Popular North America, Inc.,
	4.25%, 04/01/08	75,001
50,000	Regions Financial Corp.,

	7.38%, 12/10/37	45,661
190,000	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	192,315
250,000	SunTrust Bank,
	6.38%, 04/01/11	259,675
100,000	US Bancorp,
	7.50%, 06/01/26	110,183
250,000	US Bank N.A.,
	7.13%, 12/01/09	266,781
	Wachovia Bank N.A.,
250,000	6.60%, 01/15/38	231,630
100,000	7.80%, 08/18/10	107,644
	Wachovia Corp.,
240,000	3.50%, 08/15/08	239,707
150,000	3.63%, 02/17/09	149,533
260,000	Wells Fargo & Co.,
	3.13%, 04/01/09	257,265
		2,916,441

Communications Equipment — 0.0% (g)
80,000	Cisco Systems, Inc.,
	5.50%, 02/22/16	82,769

Computers & Peripherals — 0.1%
	International Business Machines Corp.,
150,000	5.39%, 01/22/09	152,873
50,000	6.22%, 08/01/27	50,841
		203,714

Consumer Finance — 1.0%
	Capital One Financial Corp.,
65,000	5.70%, 09/15/11	61,313
185,000	6.25%, 11/15/13	174,477
	HSBC Finance Corp.,
150,000	5.00%, 06/30/15 (c)	141,185
150,000	5.25%, 01/15/14	148,632
200,000	6.40%, 06/17/08	200,895
500,000	6.50%, 11/15/08	505,968
	International Lease Finance Corp.,
60,000	4.50%, 05/01/08	60,001
40,000	5.88%, 05/01/13	39,677
20,000	John Deere Capital Corp.,
	4.50%, 04/03/13	20,111
	SLM Corp.,
150,000	4.00%, 01/15/10	126,067
100,000	5.38%, 01/15/13	76,637
100,000	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	99,838
100,000	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	105,318
		1,760,119

Diversified Financial Services — 1.9%
250,000	Associates Corp. of North America,

	8.55%, 07/15/09	264,209
	Bank of America Corp.,
200,000	5.25%, 12/01/15	200,181
570,000	7.80%, 02/15/10	609,328
40,000	BHP Billiton Finance Ltd. (Australia),
	5.40%, 03/29/17	38,946
150,000	CIT Group, Inc.,
	7.63%, 11/30/12 (c)	124,670
	Citigroup, Inc.,
150,000	4.70%, 05/29/15	140,932
300,000	5.63%, 08/27/12 (c)	297,030
	General Electric Capital Corp.,
150,000	3.50%, 05/01/08	150,021
100,000	5.25%, 10/19/12	103,912
390,000	5.88%, 02/15/12	413,586
100,000	5.88%, 01/14/38	96,386
110,000	6.00%, 06/15/12	117,282
200,000	6.75%, 03/15/32	213,622
500,000	7.38%, 01/19/10	535,840
165,000	Genworth Global Funding Trusts,
	5.20%, 10/08/10	169,679
130,000	Textron Financial Corp.,
	5.13%, 02/03/11	135,199
		3,610,823

Diversified Telecommunication Services — 1.5%
	AT&T, Inc.,
125,000	4.95%, 01/15/13	125,424
50,000	5.50%, 02/01/18	48,957
100,000	BellSouth Corp.,
	5.20%, 09/15/14	99,834
275,175	Bellsouth Telecommunications, Inc.,
	6.30%, 12/15/15	292,051
400,000	British Telecommunications plc (United Kingdom),
	8.63%, 12/15/10	439,906
180,000	France Telecom S.A. (France),
	7.75%, 03/01/11	195,182
150,000	Nynex Capital Funding Co.,
	SUB, 8.23%, 10/15/09	157,910
	Sprint Capital Corp.,
100,000	8.38%, 03/15/12	92,500
60,000	8.75%, 03/15/32	50,700
	Telecom Italia Capital S.A. (Luxembourg),
50,000	4.95%, 09/30/14	45,503
130,000	5.25%, 11/15/13	121,471
100,000	Telefonica Emisones S.A.U. (Spain),
	5.86%, 02/04/13	100,983
115,000	TELUS Corp. (Canada),
	8.00%, 06/01/11	125,073
650,000	Verizon Global Funding Corp.,
	7.25%, 12/01/10	698,084

100,000	Verizon Pennsylvania, Inc.,
	8.35%, 12/15/30	115,185
100,000	Verizon Virginia, Inc.,
	4.63%, 03/15/13	97,227
		2,805,990

Electric Utilities — 0.6%
100,000	Carolina Power & Light Co.,
	5.13%, 09/15/13	104,869
100,000	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	102,058
150,000	Exelon Generation Co. LLC,
	6.95%, 06/15/11	159,137
	Florida Power & Light Co.,
30,000	5.95%, 10/01/33	30,106
30,000	5.95%, 02/01/38	30,110
75,000	Pacific Gas & Electric Co.,
	5.63%, 11/30/17	77,046
75,000	Potomac Electric Power,
	6.50%, 11/15/37	73,232
65,000	PSEG Power LLC,
	7.75%, 04/15/11	70,032
175,000	Public Service Co. of Oklahoma,
	6.63%, 11/15/37	167,185
	Virginia Electric and Power Co.,
140,000	5.10%, 11/30/12	145,465
70,000	5.95%, 09/15/17	73,718
		1,032,958

Food & Staples Retailing — 0.1%
150,000	Kroger Co. (The),
	8.05%, 02/01/10	159,960

Food Products — 0.2%
50,000	Kellogg Co.,
	4.25%, 03/06/13	49,845
	Kraft Foods, Inc.,
165,000	6.13%, 02/01/18	164,896
100,000	6.88%, 02/01/38	98,409
		313,150

Gas Utilities — 0.1%
25,000	CenterPoint Energy Resources Corp.,
	6.13%, 11/01/17	25,534
80,000	KeySpan Gas East Corp.,
	7.88%, 02/01/10	85,440
50,000	TransCanada Pipelines Ltd. (Canada),
	4.00%, 06/15/13	48,583
		159,557

Industrial Conglomerate — 0.1%
250,000	General Electric Co.,
	5.00%, 02/01/13	258,956

Insurance — 1.5%
130,000	American International Group, Inc.,

	4.25%, 05/15/13 (c)	123,319
300,000	ASIF Global Financing XIX,
	4.90%, 01/17/13 (e)	295,459
250,000	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	249,258
200,000	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	214,131
	John Hancock Global Funding II,
100,000	3.50%, 01/30/09 (e)	100,183
100,000	7.90%, 07/02/10 (e)	111,364
200,000	MassMutual Global Funding II,
	3.50%, 03/15/10 (e)	203,694
	New York Life Global Funding,
75,000	3.88%, 01/15/09 (e)	75,569
250,000	5.38%, 09/15/13 (e)	262,704
300,000	Principal Life Global Funding I,
	6.25%, 02/15/12 (e)	323,171
100,000	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	105,940
150,000	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	150,939
100,000	Nationwide Financial Services,
	6.25%, 11/15/11	106,186
145,000	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	145,462
	Protective Life Secured Trusts,
85,000	4.00%, 10/07/09	85,633
200,000	4.00%, 04/01/11	194,875
		2,747,887

Media — 0.5%
125,000	Comcast Cable Communications LLC,
	7.13%, 06/15/13	132,801
335,000	Comcast Cable Holdings LLC,
	9.80%, 02/01/12	382,095
	Comcast Corp.,
100,000	5.50%, 03/15/11	100,759
50,000	5.90%, 03/15/16	49,592
100,000	Historic TW, Inc.,
	9.15%, 02/01/23	115,746
	Time Warner Entertainment Co. LP,
50,000	8.38%, 03/15/23	55,405
150,000	10.15%, 05/01/12	170,944
		1,007,342

Metals & Mining — 0.0% (g)
100,000	Alcoa, Inc.,
	5.55%, 02/01/17	97,408

Multi-Utilities — 0.2%
130,000	DTE Energy Co.,
	6.65%, 04/15/09	133,496
150,000	Duke Energy Carolinas LLC,

5.63%, 11/30/12	159,484
292,980

Oil, Gas & Consumable Fuels — 0.2%
100,000	Canadian Natural Resources Ltd. (Canada),
	5.90%, 02/01/18	102,311
75,000	ConocoPhillips Canada Funding Co. (Canada),
	5.63%, 10/15/16	78,594
125,000	ConocoPhillips Co.,
	8.75%, 05/25/10	139,507
150,000	Marathon Oil Corp.,
	6.00%, 10/01/17	152,166
		472,578

Paper & Forest Products — 0.2%
	International Paper Co.,
165,000	4.00%, 04/01/10	162,180
55,000	4.25%, 01/15/09	54,980
100,000	Weyerhaeuser Co.,
	6.75%, 03/15/12	105,142
		322,302

Personal Products — 0.1%
93,384	Procter & Gamble Co.,
	9.36%, 01/01/21	120,406

Real Estate Investment Trusts (REITs) — 0.1%
100,000	HRPT Properties Trust,
	6.65%, 01/15/18	86,476
	Simon Property Group LP,
50,000	5.63%, 08/15/14	48,198
20,000	6.10%, 05/01/16	19,307
		153,981

Real Estate Management & Development — 0.0% (g)
30,000	ERP Operating LP,
	4.75%, 06/15/09	29,958

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
60,000	6.13%, 03/15/09	61,158
150,000	7.13%, 12/15/10	162,379
		223,537

Software — 0.0% (g)
50,000	Oracle Corp.,
	5.25%, 01/15/16	49,974

Thrifts & Mortgage Finance — 0.5%
	Countrywide Home Loans, Inc.,
50,000	3.25%, 05/21/08 (c)	49,035
250,000	4.00%, 03/22/11 (c)	222,962
250,000	Washington Mutual Bank FA,
	5.65%, 08/15/14	206,250
	Washington Mutual, Inc.,
90,000	4.20%, 01/15/10	75,600
50,000	7.25%, 11/01/17	39,125
300,000	Wachovia Mortgage FSB,

4.50%, 06/15/09	303,808
896,780

Water Utilities — 0.1%
100,000	American Water Capital Corp.,
	6.09%, 10/15/17 (e)	104,067

Wireless Telecommunication Services — 0.3%
150,000	New Cingular Wireless Services, Inc.,
	7.88%, 03/01/11	163,157
400,000	Sprint Nextel Corp.,
	6.00%, 12/01/16	311,000
50,000	Vodafone Group plc (United Kingdom),
	5.00%, 09/15/15	47,519
		521,676
	Total Corporate Bonds
	(Cost $26,484,980)	26,664,906

Foreign Government Securities — 0.4%
400,000	Province of Quebec (Canada),
	5.75%, 02/15/09 (c)	410,694
	United Mexican States (Mexico),
150,000	4.63%, 10/08/08	151,050
100,000	6.63%, 03/03/15 (c)	111,750
	Total Foreign Government Securities
	(Cost $650,663)	673,494

Mortgage Pass-Through Securities — 12.0%
	Federal Home Loan Mortgage Corp.,
380,789	ARM, 4.14%, 04/01/34	381,271
269,287	ARM, 4.63%, 03/01/35	272,568
	30 Year, Single Family,
56,719	10.00%, 01/01/20-09/01/20	67,070
5,511	12.00%, 07/01/19	6,474
	Federal Home Loan Mortgage Corp. Gold Pools,
	15 Year, Single Family,
1,337,767	4.00%, 05/01/14-05/01/19	1,326,137
664,868	4.50%, 08/01/18-05/01/19	663,285
558,201	6.50%, 10/01/17-02/01/19	584,791
327,997	7.00%, 01/01/17	344,118
4,923	7.50%, 09/01/10	4,991
48,281	8.50%, 11/01/15	55,008
2,965	9.00%, 06/01/10	3,146
	20 Year, Single Family,
134,177	6.00%, 12/01/22	138,777
248,610	6.50%, 11/01/22	260,122
	30 Year, Single Family,
430,549	4.00%, 09/01/35	406,096
285,144	5.50%, 10/01/33	288,884
294,171	6.00%, 01/01/34	302,775
198,374	6.50%, 11/01/34	206,489
192,477	7.00%, 04/01/35	204,050
	Other,
302,369	7.00%, 07/01/29	315,367

	Federal National Mortgage Association,
428,306	ARM, 3.84%, 07/01/33	435,287
369,184	ARM, 4.12%, 01/01/34	368,206
255,778	ARM, 4.20%, 10/01/34	255,455
340,085	ARM, 4.67%, 05/01/35	342,659
117,742	ARM, 4.71%, 04/01/34	121,651
691,648	ARM, 4.79%, 08/01/34	700,977
846,120	ARM, 4.83%, 01/01/35	879,471
326,516	ARM, 4.89%, 04/01/33	339,019
15,873	ARM, 5.33%, 03/01/29	15,719
6,176	ARM, 6.16%, 03/01/19	6,210
	15 Year, Single Family,
661,980	3.50%, 09/01/18-06/01/19	633,699
3,539,222	4.00%, 07/01/18-12/01/18	3,478,061
675,415	4.50%, 07/01/18-12/01/19	674,474
72,018	5.00%, 06/01/18	73,039
581,772	6.00%, 03/01/18-07/01/19	600,058
184,810	6.50%, 08/01/20	193,279
61,895	8.00%, 11/01/12	64,422
	20 Year, Single Family,
295,589	4.50%, 01/01/25	291,166
420,039	6.50%, 03/01/19-12/01/22	438,770
	30 Year, FHA/VA,
115,995	8.50%, 10/01/26-06/01/30	127,135
109,194	9.00%, 04/01/25	120,335
3,465	10.00%, 08/01/21	4,074
	30 Year, Single Family,
387,201	3.00%, 09/01/31	349,831
899,855	4.50%, 08/01/33-02/01/35	869,390
460,256	5.00%, 09/01/35	456,210
763,449	5.50%, 12/01/33-01/01/34	773,185
1,460,186	6.00%, 01/01/29-09/01/33	1,507,046
9,667	7.00%, 08/01/32	10,267
275,388	8.00%, 03/01/27-11/01/28	299,898
	Other,
393,817	4.00%, 09/01/13	396,165
588,938	4.50%, 11/01/14	598,500
170,520	5.50%, 09/01/33	172,694
30,296	6.00%, 05/01/09	30,655
545,902	6.50%, 10/01/35	566,026
	Government National Mortgage Association,
	15 Year, Single Family,
57,403	8.00%, 01/15/16	61,045
	30 Year, Single Family,
17,446	6.50%, 10/15/28	18,249
35,176	7.00%, 06/15/33	37,862
11,266	7.50%, 09/15/28	12,149
48,713	8.00%, 09/15/22-05/15/28	53,261
4,901	8.50%, 05/20/25	5,401
	Total Mortgage Pass-Through Securities

(Cost $21,873,389)	22,212,419

Municipal Bond — 0.1%

Illinois — 0.1%
160,000	State of Illinois, Taxable Pension,
	GO, 5.10%, 06/01/33	158,592
	(Cost $160,000)

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento,
	5.20%, 05/21/13	49,757
	(Cost $49,880)

U.S. Treasury Obligations — 14.2%
	U.S. Treasury Bonds Coupon STRIPS,
705,000	11/15/12	630,238
4,000,000	02/15/14 (m)	3,397,408
5,750,000	05/15/14 (m)	4,826,579
825,000	02/15/15 (m)	666,439
360,000	08/15/15 (c)	284,052
3,085,000	11/15/15 (c)	2,400,247
4,500,000	02/15/16 (m)	3,456,374
1,215,000	05/15/16	917,341
200,000	08/15/16 (c)	149,333
2,900,000	11/15/16 (c)	2,121,217
4,600,000	05/15/17 (c) (m)	3,260,135
2,900,000	11/15/17 (c)	2,005,489
1,750,000	02/15/19 (c)	1,120,866
100,000	02/15/22 (c)	53,865
500,000	02/15/23 (c)	255,340
195,000	U.S. Treasury Bonds Principal STRIPS,
	11/15/12	175,279
391,518	U.S. Treasury Inflation Indexed Bonds,
	3.63%, 04/15/28 (c)	507,689
	Total U.S. Treasury Obligations
	(Cost $23,583,223)	26,227,891

Total Long-Term Investments
	(Cost $179,728,441)	181,992,434
Shares

Short-Term Investment — 1.1%

Investment Company — 1.1%
1,969,059	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)	1,969,059
(Cost $1,969,059)

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.5%

Corporate Notes — 1.9%
750,000	Banque Federative du Credit Mutuel (France),
	FRN, 2.90%, 08/01/08	750,000
1,000,000	CDC Financial Products, Inc.,
	FRN, 3.15%, 04/30/08 (i)	1,000,000
750,000	Macquarie Bank Ltd. (Australia),
	FRN, 2.62%, 08/20/08	749,985

1,000,000	Unicredito Italiano Bank Ireland plc (Ireland),
	FRN, 3.09%, 08/08/08	1,000,000
		3,499,985

Repurchase Agreements — 3.6%
2,000,000	Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase price
	$2,000,139, collateralized by U.S. Government Agency Mortgages	2,000,000
2,000,000	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase
	price $2,000,167, collateralized by U.S. Government Agency Mortgages	2,000,000
674,751	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase price
	$674,803, collateralized by U.S. Government Agency Mortgages	674,751
2,000,000	Lehman Brothers, Inc, 2.99%, dated 03/31/08, due 04/01/08, repurchase price
	$2,000,166, collateralized by U.S. Government Agency Mortgages	2,000,000
		6,674,751
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $10,174,736)	10,174,736

Total Investments — 105.2%
(Cost $191,872,236)	194,136,229

Liabilities in Excess of Other Assets — (5.2)%	(9,568,304)

NET ASSETS — 100.0%	$184,567,925

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as mended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed to be illiquid pursuant to procedures established by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(y)	Subsequent to March 16, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FHA	Federal Housing Administration
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.
GO	General Obligation
HB

High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike Ios the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2008. The rate may be subject to a cap and floor.

IO

Interest only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on an underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2008.
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,438,473
Aggregate gross unrealized depreciation	(4,174,480)
Net unrealized appreciation/depreciation	$2,263,993
Federal income tax cost of investments	$191,872,236

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1	$8,643,810	$—	$—	$—
Level 2	185,492,419	—	—	—
Level 3	—	—	—	—
Total	$194,136,229	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Diversified Equity Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

	Shares	Security Description	Value ($)

Long-Term Investments — 97.7%

Common Stocks — 97.7%

Aerospace & Defense — 2.9%
	29,840	Boeing Co.	2,219,201
	15,500	Northrop Grumman Corp.	1,206,055
	58,680	United Technologies Corp.	4,038,357
			7,463,613

Auto Components — 2.0%
	150,300	Johnson Controls, Inc.	5,080,140

Beverages — 1.1%
	45,990	Coca-Cola Co. (The)	2,799,411
	900	PepsiCo, Inc.	64,980
			2,864,391

Biotechnology — 2.0%
	24,448	Amgen, Inc. (a)	1,021,438
	34,360	Celgene Corp. (a)	2,105,924
	39,890	Gilead Sciences, Inc. (a)	2,055,532
			5,182,894

Capital Markets — 4.0%
	8,870	Ameriprise Financial, Inc.	459,910
	11,065	Goldman Sachs Group, Inc. (The)	1,830,040
	16,210	Lehman Brothers Holdings, Inc. (c)	610,144
	39,680	Merrill Lynch & Co., Inc.	1,616,563
	62,462	Morgan Stanley	2,854,514
	24,670	State Street Corp.	1,948,930
	51,630	TD AMERITRADE Holding Corp. (a)	852,411
			10,172,512

Chemicals — 2.0%
	10,460	Monsanto Co.	1,166,290
	13,340	Praxair, Inc.	1,123,628
	49,550	Rohm & Haas Co.	2,679,664
			4,969,582

Commercial Banks — 3.5%
	9,200	Fifth Third Bancorp (c)	192,464
	31,180	Huntington Bancshares, Inc.	335,185
	10,060	SunTrust Banks, Inc.	554,708
	15,310	TCF Financial Corp.	274,355
	83,060	U.S. Bancorp	2,687,822
	40,200	Wachovia Corp.	1,085,400
	113,886	Wells Fargo & Co.	3,314,083
	10,480	Zions Bancorp	477,364
			8,921,381

Communications Equipment — 4.9%
	298,780	Cisco Systems, Inc. (a)	7,197,610
	129,020	Corning, Inc.	3,101,641
	55,780	QUALCOMM, Inc.	2,286,980
			12,586,231

Computers & Peripherals — 4.1%
	18,607	Apple, Inc. (a)	2,670,104
	36,390	Dell, Inc. (a)	724,889
	4,500	EMC Corp. (a)	64,530
	91,500	Hewlett-Packard Co.	4,177,890
	23,492	International Business Machines Corp.	2,704,869
	8,060	NetApp, Inc. (a) (c)	161,603
	3,950	SanDisk Corp. (a)	89,152
			10,593,037

Consumer Finance — 0.6%
	20,560	American Express Co.	898,883
	14,340	Capital One Financial Corp.	705,815
			1,604,698

Diversified Consumer Services — 0.4%
	19,510	ITT Educational Services, Inc. (a) (c)	896,094

Diversified Financial Services — 3.5%
	144,507	Bank of America Corp.	5,478,260
	4,340	CIT Group, Inc.	51,429
	128,894	Citigroup, Inc.	2,760,910
	1,129	CME Group, Inc.	529,614
			8,820,213

Diversified Telecommunication Services — 4.8%
	200,233	AT&T, Inc.	7,668,924
	129,212	Verizon Communications, Inc.	4,709,777
			12,378,701

Electric Utilities — 2.7%
	34,520	American Electric Power Co., Inc.	1,437,068
	43,040	Edison International	2,109,821
	1,300	Exelon Corp.	105,651
	30,970	FirstEnergy Corp.	2,125,161
	7,260	FPL Group, Inc.	455,492
	42,150	Sierra Pacific Resources	532,355
			6,765,548

Electronic Equipment & Instruments — 0.0% (g)
	1,900	Tyco Electronics Ltd. (Bermuda)	65,208

Energy Equipment & Services — 2.7%
	6,770	Baker Hughes, Inc.	463,745
	23,310	Halliburton Co.	916,782
	26,620	Nabors Industries Ltd. (Bermuda) (a) (c)	898,957
	47,460	Schlumberger Ltd.	4,129,020
	7,260	Smith International, Inc.	466,310
			6,874,814

Food & Staples Retailing — 5.4%
	72,260	CVS/Caremark Corp.	2,927,253
	219,880	Safeway, Inc.	6,453,478
	61,760	SYSCO Corp.	1,792,275
	50,460	Wal-Mart Stores, Inc.	2,658,233
			13,831,239

Food Products — 1.0%
	18,360	General Mills, Inc.	1,099,397

	48,928	Kraft Foods, Inc., Class A	1,517,257
			2,616,654

Health Care Equipment & Supplies — 1.4%
	11,220	CR Bard, Inc.	1,081,608
	30,090	Medtronic, Inc.	1,455,453
	13,320	Zimmer Holdings, Inc. (a)	1,037,095
			3,574,156

Health Care Providers & Services — 1.5%
	3,100	Aetna, Inc.	130,479
	32,630	Cardinal Health, Inc.	1,713,401
	1,200	Cigna Corp.	48,684
	45,680	WellPoint, Inc. (a)	2,015,859
			3,908,423

Hotels, Restaurants & Leisure — 0.8%
	13,770	Carnival Corp.	557,410
	8,890	International Game Technology	357,467
	22,030	Starwood Hotels & Resorts Worldwide, Inc.	1,140,052
			2,054,929

Household Durables — 0.1%
	7,420	Toll Brothers, Inc. (a)	174,222

Household Products — 2.9%
	18,380	Colgate-Palmolive Co.	1,431,986
	84,267	Procter & Gamble Co.	5,904,588
			7,336,574

Independent Power Producers & Energy Traders — 0.2%
	5,320	Constellation Energy Group, Inc.	469,596

Industrial Conglomerates — 2.6%
	182,425	General Electric Co.	6,751,549

Insurance — 3.1%
	24,420	Aflac, Inc.	1,586,079
	3,500	American International Group, Inc.	151,375
	15	Berkshire Hathaway, Inc., Class B (a)	67,094
	25,410	Genworth Financial, Inc.	575,282
	19,610	Hartford Financial Services Group, Inc.	1,485,850
	5,300	Lincoln National Corp.	275,600
	5,970	MBIA, Inc.	72,953
	14,990	MetLife, Inc.	903,298
	10,970	Principal Financial Group, Inc.	611,248
	6,510	Prudential Financial, Inc.	509,408
	31,408	RenaissanceRe Holdings Ltd. (Bermuda) (c)	1,630,389
			7,868,576

Internet Software & Services — 1.1%
	4,710	Google, Inc., Class A (a)	2,074,614
	28,840	Yahoo!, Inc. (a)	834,341
			2,908,955

IT Services — 0.2%
	9,750	Infosys Technologies Ltd. ADR (India) (c)	348,757
	3,550	Paychex, Inc. (c)	121,623
			470,380

Machinery — 1.9%

	22,350	Caterpillar, Inc.	1,749,781
	31,760	Danaher Corp. (c)	2,414,713
	1,400	Deere & Co.	112,616
	1,100	Dover Corp.	45,958
	12,760	PACCAR, Inc.	574,200
			4,897,268

Media — 3.3%
	254,520	News Corp., Class A	4,772,250
	124,820	Time Warner, Inc.	1,749,977
	64,040	Walt Disney Co. (The)	2,009,575
			8,531,802

Metals & Mining — 1.6%
	8,880	Alcoa, Inc.	320,213
	11,170	Freeport-McMoRan Copper & Gold, Inc.	1,074,777
	21,520	United States Steel Corp.	2,730,243
			4,125,233

Multi-Utilities — 0.6%
	105,830	CMS Energy Corp.	1,432,938

Multiline Retail — 0.7%
	30,490	Family Dollar Stores, Inc. (c)	594,555
	28,740	Kohl's Corp. (a)	1,232,659
			1,827,214

Oil, Gas & Consumable Fuels — 10.0%
	13,760	Apache Corp.	1,662,483
	53,690	Chevron Corp.	4,582,978
	15,690	ConocoPhillips	1,195,735
	13,580	Devon Energy Corp.	1,416,801
	102,469	Exxon Mobil Corp.	8,666,828
	6,090	Hess Corp.	537,016
	40,770	Marathon Oil Corp.	1,859,112
	34,240	Occidental Petroleum Corp.	2,505,341
	5,650	Sunoco, Inc.	296,456
	47,065	XTO Energy, Inc.	2,911,441
			25,634,191

Paper & Forest Products — 0.3%
	122,620	Domtar Corp. (Canada) (a)	837,495

Pharmaceuticals — 6.2%
	57,820	Abbott Laboratories	3,188,773
	55,820	Bristol-Myers Squibb Co.	1,188,966
	8,060	Johnson & Johnson	522,852
	152,810	Merck & Co., Inc.	5,799,140
	48,400	Pfizer, Inc.	1,013,012
	150,400	Schering-Plough Corp.	2,167,264
	44,700	Wyeth	1,866,672
			15,746,679

Real Estate Investment Trusts (REITs) — 0.5%
	6,350	Alexandria Real Estate Equities, Inc. (c)	588,772
	20,172	Apartment Investment & Management Co.	722,359
			1,311,131

Road & Rail — 2.8%

	133,480	Norfolk Southern Corp.	7,250,634

Semiconductors & Semiconductor Equipment — 2.1%
	53,330	Altera Corp. (c)	982,872
	15,130	Broadcom Corp., Class A (a)	291,555
	24,680	KLA-Tencor Corp.	915,628
	7,270	Linear Technology Corp. (c)	223,116
	128,620	Xilinx, Inc.	3,054,725
			5,467,896

Software — 2.3%
	171,555	Microsoft Corp.	4,868,731
	55,930	Oracle Corp. (a)	1,093,991
			5,962,722

Specialty Retail — 0.9%
	27,880	Advance Auto Parts, Inc.	949,314
	28,170	CarMax, Inc. (a) (c)	547,061
	38,460	Staples, Inc.	850,351
			2,346,726

Textiles, Apparel & Luxury Goods — 0.6%
	9,280	Nike, Inc., Class B	631,040
	1,600	Phillips-Van Heusen Corp.	60,672
	10,490	V.F. Corp.	813,080
			1,504,792

Thrifts & Mortgage Finance — 0.5%
	20,050	Fannie Mae	527,716
	21,210	Freddie Mac	537,037
	7,520	Washington Mutual, Inc. (c)	77,456
			1,142,209

Tobacco — 1.9%
	65,338	Altria Group, Inc.	1,450,504
	65,338	Philip Morris International, Inc. (a)	3,304,796
			4,755,300

Wireless Telecommunication Services — 0.0% (g)
	3,600	Sprint Nextel Corp.	24,084
		Total Long-Term Investments
		(Cost $264,174,820)	250,002,624

Short-Term Investments — 2.4%

Investment Company — 2.2%
	5,767,010	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
		(Cost $5,767,010)	5,767,010

	Principal Amount ($)

U.S. Treasury Obligation — 0.2%
	440,000	U.S. Treasury Note, 5.13%, 06/30/08 (k) (n)
		(Cost $440,776)	444,056
		Total Short-Term Investments
		(Cost $6,207,786)	6,211,066

Investments of Cash Collateral for Securities on Loan — 3.0%

Repurchase Agreements — 2.7%
	1,328,462	Banc of America Securities LLC, 2.40%, dated 03/31/08, due 04/01/08,
		repurchase price $1,328,551, collateralized by U.S. Government Agency Mortgages	1,328,462
	1,400,000	Barclays Capital, 2.50%, dated 03/31/08, due 04/01/08, repurchase

		price $1,400,097, collateralized by U.S. Government Agency Mortgages	1,400,000
	1,400,000	Credit Suisse (USA) LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase
		price $1,400,117, collateralized by U.S. Government Agency Mortgages	1,400,000
	1,400,000	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase
		price $1,400,107, collateralized by U.S. Government Agency Mortgages	1,400,000
	1,400,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase
		price $1,400,116, collateralized by U.S. Government Agency Mortgages	1,400,000
			6,928,462

Time Deposits — 0.3%
	350,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France),
		3.10%, 04/01/08	350,000
	350,000	ING Bank N.V. (Seoul),
		3.60%, 04/01/08	350,000
			700,000
		Total Investments of Cash Collateral for Securities on Loan
		(Cost $7,628,462)	7,628,462

Total Investments — 103.1%
(Cost $278,011,068)			263,842,152

Liabilities in Excess of Other Assets — (3.1)%			(7,906,556)

NET ASSETS — 100.0%			$255,935,596

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12	S&P 500 Index	June, 2008	$3,972,000	$40,901

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc. Amount rounds to less than 0.1%.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

ADR	American Depositary Receipt

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,878,153
Aggregate gross unrealized depreciation	(24,047,069)
Net unrealized appreciation	$(14,168,916)

Federal income tax cost of investments	$278,011,068

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT Diversified Equity Portfolio
Level 1	$ 263,398,096	$ -	$ 40,901	$ -
Level 2	444,056	-	-	-
Level 3	-	-	-	-
Total	$ 263,842,152	$ -	$ 40,901	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 97.2%

Common Stocks — 97.2%

Aerospace & Defense — 2.0%
10,390	Precision Castparts Corp.	1,060,611
22,370	Rockwell Collins, Inc.	1,278,446
		2,339,057

Auto Components — 3.4%
24,070	BorgWarner, Inc.	1,035,732
103,220	Gentex Corp. (c)	1,770,223
25,950	WABCO Holdings, Inc.	1,183,839
		3,989,794

Biotechnology — 2.7%
27,590	BioMarin Pharmaceutical, Inc. (a) (c)	975,859
23,290	Celgene Corp. (a)	1,427,444
49,100	Millennium Pharmaceuticals, Inc. (a)	759,086
		3,162,389

Capital Markets — 6.6%
10,690	Affiliated Managers Group, Inc. (a)	970,011
40,490	Investment Technology Group, Inc. (a)	1,869,828
15,840	Northern Trust Corp.	1,052,885
76,520	Och-Ziff Capital Management Group LLC, Class A	1,606,920
19,380	T. Rowe Price Group, Inc.	969,000
86,410	TD AMERITRADE Holding Corp. (a) (c)	1,426,629
		7,895,273

Chemicals — 2.3%
28,630	Ecolab, Inc.	1,243,401
45,850	Rockwood Holdings, Inc. (a)	1,502,504
		2,745,905

Commercial Services & Supplies — 4.9%
72,330	Corrections Corp. of America (a)	1,990,521
37,040	Stericycle, Inc. (a)	1,907,560
61,440	Waste Connections, Inc. (a) (c)	1,888,666
		5,786,747

Communications Equipment — 1.2%
29,480	Harris Corp.	1,430,664

Computers & Peripherals — 0.8%
47,790	Seagate Technology (Cayman Islands)	1,000,723

Construction & Engineering — 0.8%
20,120	Shaw Group, Inc. (The) (a)	948,457

Diversified Consumer Services — 0.6%
15,860	Apollo Group, Inc., Class A (a)	685,152

Diversified Financial Services — 2.0%
50,790	Interactive Brokers Group, Inc. (a) (c)	1,303,779
11,770	Nymex Holdings, Inc.	1,066,715
		2,370,494

Diversified Telecommunication Services — 1.9%
148,290	Time Warner Telecom, Inc., Class A (a)	2,297,012

Electrical Equipment — 3.4%
5,020	First Solar, Inc. (a)	1,160,323
18,210	General Cable Corp. (a)	1,075,665
29,510	Roper Industries, Inc.	1,754,074
		3,990,062

Electronic Equipment & Instruments — 4.5%
81,430	Amphenol Corp., Class A	3,033,267
32,230	Dolby Laboratories, Inc., Class A (a)	1,168,660
39,440	Flir Systems, Inc. (a) (c)	1,186,750
		5,388,677

Energy Equipment & Services — 5.6%
35,870	Cameron International Corp. (a)	1,493,627
19,530	Exterran Holdings, Inc. (a) (c)	1,260,466
31,760	Helmerich & Payne, Inc.	1,488,591
17,260	National Oilwell Varco, Inc. (a)	1,007,639
22,490	Oceaneering International, Inc. (a)	1,416,870
		6,667,193

Food & Staples Retailing — 1.3%
46,590	Whole Foods Market, Inc. (c)	1,536,072

Food Products — 1.3%
24,170	Wm. Wrigley, Jr., Co.	1,518,843

Gas Utilities — 1.5%
31,200	Questar Corp.	1,764,672

Health Care Equipment & Supplies — 5.0%
15,490	Beckman Coulter, Inc.	999,879
43,620	Dentsply International, Inc.	1,683,732
31,810	Hologic, Inc. (a) (c)	1,768,636
29,860	IDEXX Laboratories, Inc. (a)	1,470,904
		5,923,151

Health Care Providers & Services — 3.4%
22,390	Coventry Health Care, Inc. (a)	903,437
26,890	DaVita, Inc. (a)	1,284,266
16,710	Humana, Inc. (a)	749,611
40,650	VCA Antech, Inc. (a) (c)	1,111,777
		4,049,091

Health Care Technology — 1.0%
30,380	Cerner Corp. (a) (c)	1,132,566

Hotels, Restaurants & Leisure — 1.3%
54,230	Burger King Holdings, Inc.	1,500,002

Household Durables — 0.9%
20,240	Garmin Ltd. (Cayman Islands) (c)	1,093,162

Industrial Conglomerates — 1.0%
22,350	McDermott International, Inc. (a)	1,225,227

Insurance — 1.0%
36,460	Philadelphia Consolidated Holding Co. (a)	1,174,012

Internet Software & Services — 0.5%
27,487	DealerTrack Holdings, Inc. (a)	555,787

IT Services — 4.3%
75,560	Genpact Ltd. (Bermuda) (a) (c)	925,610
15,040	MasterCard, Inc., Class A (c)	3,353,770

55,250	VeriFone Holdings, Inc. (a) (c)	876,817
5,156,197

Life Sciences Tools & Services — 3.0%
23,310	Covance, Inc. (a)	1,934,031
21,860	Illumina, Inc. (a) (c)	1,659,174
		3,593,205

Machinery — 3.5%
8,560	Bucyrus International, Inc., Class A	870,124
20,200	Cummins, Inc.	945,764
30,930	Kaydon Corp. (c)	1,358,136
28,450	Pall Corp.	997,742
		4,171,766

Media — 1.7%
32,630	John Wiley & Sons, Inc., Class A	1,295,411
12,000	Morningstar, Inc. (a)	736,200
		2,031,611

Metals & Mining — 1.1%
18,880	Century Aluminum Co. (a)	1,250,611

Multiline Retail — 0.4%
41,630	Saks, Inc. (a) (c)	519,126

Office Electronics — 1.0%
34,990	Zebra Technologies Corp., (a)	1,165,867

Oil, Gas & Consumable Fuels — 5.9%
37,840	Cabot Oil & Gas Corp.	1,923,786
50,370	Forest Oil Corp. (a)	2,466,115
14,120	Peabody Energy Corp.	720,120
55,360	Southwestern Energy Co. (a)	1,865,078
		6,975,099

Pharmaceuticals — 1.4%
10,510	Allergan, Inc.	592,659
19,140	Shire plc ADR (United Kingdom)	1,109,354
		1,702,013

Road & Rail — 1.9%
38,570	J.B. Hunt Transport Services, Inc.	1,212,255
19,790	Norfolk Southern Corp.	1,074,993
		2,287,248

Semiconductors & Semiconductor Equipment — 4.5%
42,660	Broadcom Corp., Class A (a)	822,058
26,010	KLA-Tencor Corp.	964,971
22,260	MEMC Electronic Materials, Inc. (a)	1,578,234
69,750	NVIDIA Corp. (a)	1,380,352
30,027	Tessera Technologies, Inc. (a)	624,562
		5,370,177

Software — 4.6%
41,540	Amdocs Ltd. (United Kingdom) (a)	1,178,074
30,390	ANSYS, Inc. (a) (c)	1,049,063
24,870	Autodesk, Inc. (a)	782,908
30,490	Electronic Arts, Inc. (a)	1,522,061
53,364	Nuance Communications, Inc. (a) (c)	929,067
		5,461,173

Specialty Retail — 3.0%
14,950	Best Buy Co., Inc.	619,827
27,100	J Crew Group, Inc. (a) (c)	1,197,007
13,760	Penske Auto Group, Inc. (c)	267,770
47,580	Urban Outfitters, Inc. (a)	1,491,633
		3,576,237
	Total Long-Term Investments
	(Cost $116,546,211)	115,430,514

Short-Term Investment — 2.7%

Investment Company — 2.7%
3,221,418	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	3,221,418
(Cost $3,221,418)

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 13.4%

Corporate Notes — 3.6%
750,000	Banque Federative du Credit Mutuel (France),
	FRN, 2.90%, 08/01/08	750,000
1,000,000	CDC Financial Products, Inc.,
	FRN, 3.15%, 04/30/08 (i)	1,000,000
1,000,000	Monumental Global Funding,
	FRN, 3.14%, 05/24/10	979,338
1,500,000	Unicredito Italiano Bank plc (Ireland),
	FRN, 3.09%, 08/08/08	1,500,000
		4,229,338

Repurchase Agreements — 9.2%
1,959,943	Banc of America Securities LLC, 2.40%, dated 03/31/08, due 04/01/08, repurchase price $1,960,074, collateralized by U.S. Government Agency Mortgages	1,959,943
3,000,000	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $3,000,208, collateralized by U.S. Government Agency Mortgages	3,000,000
3,000,000	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $3,000,251, collateralized by U.S. Government Agency Mortgages	3,000,000
3,000,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $3,000,249, collateralized by U.S. Government Agency Mortgages	3,000,000
		10,959,943

Time Deposit — 0.6%
350,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France),
	3.10%, 04/01/08	350,000
350,000	ING Bank N.V., Seoul,
	3.60%, 04/01/08	350,000
		700,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $15,909,943)	15,889,281

Total Investments — 113.3%
(Cost $135,677,572)	134,541,213

Other Liabilities in Excess of Assets — (13.3)%	(15,746,507)

NET ASSETS — 100.0%	118,794,706

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,479,660
Aggregate gross unrealized depreciation	(11,616,019)
Net unrealized appreciation/depreciation	$(1,136,359)
Federal income tax cost of investments	$135,677,572

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT - Diversified Mid Cap Growth Portfolio
Level 1	$130,311,875	$—	$—	$—
Level 2	4,229,338	—	—	—
Level 3	—	—	—	—
Total	$134,541,213	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 97.5%

Common Stocks — 97.5%

Aerospace & Defense — 2.3%
5,810	Alliant Techsystems, Inc. (a)	601,509
16,970	Spirit Aerosystems Holdings, Inc., Class A (a)	376,395
		977,904

Auto Components — 0.7%
6,240	WABCO Holdings, Inc.	284,669

Beverages — 1.8%
5,670	Brown-Forman Corp., Class B	375,467
10,100	Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	421,978
		797,445

Building Products — 1.0%
23,670	Owens Corning, Inc. (a)	429,137

Capital Markets — 3.2%
4,610	Affiliated Managers Group, Inc. (a)	418,311
15,300	Charles Schwab Corp. (The)	288,099
10,550	Cohen & Steers, Inc. (c)	279,470
1,910	Northern Trust Corp.	126,958
5,300	T. Rowe Price Group, Inc.	265,000
		1,377,838

Chemicals — 4.0%
12,774	Albemarle Corp.	466,507
4,990	Lubrizol Corp.	276,995
5,880	PPG Industries, Inc.	355,799
6,730	Rohm & Haas Co.	363,958
4,540	Sigma-Aldrich Corp.	270,811
		1,734,070

Commercial Banks — 4.8%
6,520	City National Corp.	322,479
10,650	Cullen/Frost Bankers, Inc.	564,876
5,640	East West Bancorp, Inc. (c)	100,110
7,250	M&T Bank Corp.	583,480
36,650	Synovus Financial Corp. (c)	405,349
6,880	United Community Banks, Inc. (c)	116,823
		2,093,117

Commercial Services & Supplies — 0.6%
8,720	Republic Services, Inc.	254,973

Computers & Peripherals — 0.6%
11,290	NCR Corp. (a)	257,751

Construction Materials — 1.1%
8,490	Cemex S.A.B. de C.V. ADR (Mexico) (a)	221,759
3,560	Vulcan Materials Co. (c)	236,384
		458,143

Containers & Packaging — 0.8%
5,010	Ball Corp.	230,160
10,120	Temple-Inland, Inc.	128,726

358,886

Distributors — 0.8%
8,450	Genuine Parts Co.	339,859

Diversified Telecommunication Services — 1.3%
7,510	CenturyTel, Inc.	249,632
23,600	Qwest Communications International, Inc. (c)	106,908
18,199	Windstream Corp.	217,478
		574,018

Electric Utilities — 4.0%
15,260	American Electric Power Co., Inc.	635,274
7,390	Edison International	362,258
5,300	FirstEnergy Corp.	363,686
16,450	Westar Energy, Inc.	374,566
		1,735,784

Electrical Equipment — 0.7%
6,500	Ametek, Inc.	285,415

Electronic Equipment & Instruments — 1.7%
7,750	Amphenol Corp., Class A	288,687
13,020	Arrow Electronics, Inc. (a)	438,123
		726,810

Energy Equipment & Services — 1.4%
12,270	Helix Energy Solutions Group, Inc. (a)	386,505
4,000	Unit Corp. (a)	226,600
		613,105

Food & Staples Retailing — 2.6%
8,050	Great Atlantic & Pacific Tea Co., Inc. (a) (c)	211,071
21,300	Safeway, Inc.	625,155
9,290	SUPERVALU, Inc.	278,514
		1,114,740

Food Products — 1.4%
5,440	Archer-Daniels-Midland Co.	223,910
13,190	Dean Foods Co.	264,987
2,070	Wm. Wrigley, Jr., Co.	130,079
		618,976

Gas Utilities — 3.0%
5,300	Energen Corp.	330,190
9,780	ONEOK, Inc.	436,481
4,700	Questar Corp.	265,832
10,630	UGI Corp.	264,900
		1,297,403

Health Care Equipment & Supplies — 0.3%
1,500	Becton, Dickinson & Co.	128,775

Health Care Providers & Services — 2.7%
18,600	Community Health Systems, Inc. (a)	624,402
8,770	Coventry Health Care, Inc. (a)	353,870
7,510	Lincare Holdings, Inc. (a)	211,106
		1,189,378

Hotels, Restaurants & Leisure — 4.1%
18,850	Burger King Holdings, Inc.	521,391
17,450	Marriott International, Inc., Class A	599,582

1,697	MGM Mirage (a)	99,733
11,140	Vail Resorts, Inc. (a) (c)	537,950
		1,758,656

Household Durables — 2.2%
8,720	Fortune Brands, Inc.	606,040
3,080	Jarden Corp. (a)	66,959
5,650	KB Home (c)	139,725
6,350	Toll Brothers, Inc. (a)	149,098
		961,822

Household Products — 0.4%
2,770	Clorox Co.	156,893

Industrial Conglomerates — 0.6%
7,780	Carlisle Cos., Inc.	260,163

Insurance — 9.1%
8,100	Assurant, Inc.	492,966
11,106	Cincinnati Financial Corp.	422,473
4,570	Everest Re Group Ltd. (Bermuda)	409,152
5,590	IPC Holdings Ltd. (Bermuda)	156,520
12,550	Loews Corp.	504,761
38,912	Old Republic International Corp.	502,354
20,800	OneBeacon Insurance Group Ltd.	395,616
4,210	Principal Financial Group, Inc.	234,581
7,400	ProAssurance Corp. (a) (c)	398,342
4,420	Protective Life Corp.	179,275
9,400	W.R. Berkley Corp.	260,286
		3,956,326

Internet & Catalog Retail — 0.6%
1,800	Amazon.com, Inc. (a)	128,340
6,000	Expedia, Inc. (a)	131,340
		259,680

IT Services — 2.1%
8,412	Fidelity National Information Services, Inc.	320,834
19,435	Total System Services, Inc.	459,832
6,950	Western Union Co. (The)	147,826
		928,492

Machinery — 2.6%
4,950	Dover Corp.	206,811
4,670	Harsco Corp.	258,625
2,150	Joy Global, Inc.	140,094
7,440	Kennametal, Inc.	218,959
8,050	Oshkosh Corp.	292,054
		1,116,543

Media — 3.8%
10,860	AH Belo Corp., Class A (a)	124,130
11,150	Belo Corp., Class A	117,855
11,280	Cablevision Systems Corp., Class A (a)	241,730
10,644	Clear Channel Communications, Inc.	311,018
10,187	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	193,655
5,630	Lamar Advertising Co., Class A (a) (c)	202,286
7,590	Omnicom Group, Inc.	335,326

160	Washington Post Co. (The), Class B	105,840
1,631,840

Metals & Mining — 0.5%
4,240	Carpenter Technology Corp.	237,313

Multi-Utilities — 3.8%
32,310	CMS Energy Corp. (c)	437,477
8,750	MDU Resources Group, Inc. (c)	214,813
7,370	NSTAR	224,269
13,520	PG&E Corp.	497,806
14,170	Xcel Energy, Inc.	282,692
		1,657,057

Oil, Gas & Consumable Fuels — 6.5%
7,930	CVR Energy, Inc. (a) (c)	182,628
3,684	Devon Energy Corp.	384,352
6,741	Kinder Morgan Management LLC (a)	343,589
5,130	Murphy Oil Corp.	421,378
5,310	Newfield Exploration Co. (a)	280,633
7,790	Penn Virginia Corp. (c)	343,461
11,950	Teekay Corp. (Bahamas) (c)	507,516
11,220	Williams Cos., Inc.	370,036
		2,833,593

Pharmaceuticals — 0.9%
21,820	Warner Chilcott Ltd., Class A (a) (c)	392,760

Real Estate Investment Trusts (REITs) — 4.6%
11,050	Cousins Properties, Inc. (c)	273,045
11,660	Kimco Realty Corp.	456,722
4,720	PS Business Parks, Inc., Class A	244,968
3,150	Public Storage	279,153
5,340	Rayonier, Inc.	231,970
2,200	Regency Centers Corp.	142,472
4,020	Vornado Realty Trust	346,564
		1,974,894

Real Estate Management & Development — 1.3%
8,500	Brookfield Asset Management, Inc., Class A (Canada)	228,055
18,450	Brookfield Properties Corp. (Canada)	356,269
		584,324

Software — 0.6%
10,900	Jack Henry & Associates, Inc. (c)	268,903

Specialty Retail — 6.0%
5,180	Abercrombie & Fitch Co., Class A	378,865
5,380	AutoZone, Inc. (a)	612,406
5,350	Sherwin-Williams Co. (The)	273,064
20,660	Staples, Inc.	456,793
13,310	Tiffany & Co.	556,890
9,890	TJX Cos., Inc.	327,062
		2,605,080

Textiles, Apparel & Luxury Goods — 2.9%
11,700	Coach, Inc. (a)	352,755
1,090	Columbia Sportswear Co. (c)	47,993
7,100	Phillips-Van Heusen Corp.	269,232

7,810	V.F. Corp.	605,353
1,275,333

Thrifts & Mortgage Finance — 2.8%
4,300	Fannie Mae	113,176
9,250	FirstFed Financial Corp. (a) (c)	251,137
6,000	Freddie Mac	151,920
11,810	Hudson City Bancorp, Inc.	208,801
27,300	People's United Financial, Inc.	472,563
		1,197,597

Tobacco — 1.0%
6,000	Loews Corp. - Carolina Group	435,300

Wireless Telecommunication Services — 0.3%
4,430	Telephone & Data Systems, Inc., Class S	165,239
	Total Long-Term Investments
	(Cost $44,392,255)	42,306,004

Short-Term Investment — 2.6%

Investment Company — 2.6%
1,125,397	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)
	(Cost $1,125,397)	1,125,397

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 11.7%

Corporate Note — 2.3%
1,000,000	Unicredito Italiano Bank plc (Italy),
	FRN, 3.09%, 08/08/08	1,000,000

Repurchase Agreements — 9.0%
1,000,000	Banc of America Securities LLC, 2.40%, dated 03/31/08,
	due 04/01/08, repurchase price $1,000,066, collateralized by U.S.
	Government Agency Mortgages	1,000,000
479,716	Barclays Capital, 2.50%, dated 03/31/08,
	due 04/01/08, repurchase price $479,749, collateralized by U.S.
	Government Agency Mortgages	479,716
890,139	Credit Suisse (USA) LLC, 3.01%, dated 03/31/08,
	due 04/01/08, repurchase price $890,213, collateralized by U.S.
	Government Agency Mortgages	890,139
649,817	Goldman Sachs & Co., 2.75%, dated 03/31/08,
	due 04/01/08, repurchase price $649,866, collateralized by U.S.
	Government Agency Mortgages	649,817
886,946	Lehman Brothers, Inc., 2.99%, dated 03/31/08,
	due 04/01/08, repurchase price $887,019, collateralized by U.S.
	Government Agency Mortgages	886,946
		3,906,618

Time Deposit — 0.4%
150,000	Caisse Nat Des Cais D'Epar (France),
	3.10%, 04/01/08	150,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $5,056,618)	5,056,618

Total Investments — 111.8%
(Cost $50,574,270)	48,488,019

Liabilities in Excess of Other Assets — (11.8)%	(5,106,620)

NET ASSETS — 100.0%	$43,381,399

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	2,656,499
Aggregate gross unrealized depreciation	(4,742,750)
Net unrealized depreciation	$(2,086,251)
Federal income tax cost of investments	$50,574,270

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT - Diversified Mid Cap Value Portfolio
Level 1	$46,844,282	$—	$—	$—
Level 2	1,643,738	—	—	—
Level 3	—	—	—	—
Total	$48,488,020	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Equity Index Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.2%

Common Stocks — 98.8%

Aerospace & Defense — 2.8%
7,568	Boeing Co.	562,832
3,980	General Dynamics Corp.	331,813
1,238	Goodrich Corp.	71,197
7,366	Honeywell International, Inc.	415,590
1,211	L-3 Communications Holdings, Inc.	132,411
3,392	Lockheed Martin Corp.	336,825
3,344	Northrop Grumman Corp.	260,197
1,375	Precision Castparts Corp.	140,360
4,219	Raytheon Co.	272,589
1,607	Rockwell Collins, Inc.	91,840
9,712	United Technologies Corp.	668,380
		3,284,034

Air Freight & Logistics — 1.1%
1,696	CH Robinson Worldwide, Inc.	92,262
2,109	Expeditors International of Washington, Inc.	95,285
3,062	FedEx Corp.	283,755
10,235	United Parcel Service, Inc., Class B	747,360
		1,218,662

Airlines — 0.1%
7,280	Southwest Airlines Co.	90,272

Auto Components — 0.2%
2,377	Goodyear Tire & Rubber Co. (The) (a)	61,327
5,875	Johnson Controls, Inc.	198,575
		259,902

Automobiles — 0.3%
21,840	Ford Motor Co. (a) (c)	124,925
5,601	General Motors Corp. (c)	106,699
2,360	Harley-Davidson, Inc.	88,500
		320,124

Beverages — 2.6%
7,077	Anheuser-Busch Cos., Inc.	335,803
835	Brown-Forman Corp., Class B (c)	55,294
19,777	Coca-Cola Co. (The)	1,203,826
2,846	Coca-Cola Enterprises, Inc.	68,873
1,920	Constellation Brands, Inc., Class A (a)	33,926
1,361	Molson Coors Brewing Co., Class B	71,548
1,358	Pepsi Bottling Group, Inc.	46,050
15,850	PepsiCo, Inc. (c)	1,144,370
		2,959,690

Biotechnology — 1.4%
10,762	Amgen, Inc. (a)	449,636
2,946	Biogen Idec, Inc. (a) (c)	181,739
4,305	Celgene Corp. (a)	263,854
2,648	Genzyme Corp. (a)	197,382

9,191	Gilead Sciences, Inc. (a)	473,612
1,566,223

Building Products — 0.1%
3,609	Masco Corp.	71,566
1,720	Trane, Inc.	78,948
		150,514

Capital Markets — 3.0%
1,931	American Capital Strategies Ltd. (c)	65,963
2,246	Ameriprise Financial, Inc.	116,455
11,294	Bank of New York Mellon Corp. (The)	471,299
1,169	Bear Stearns Cos., Inc. (The) (c) (q) (y)	12,263
9,291	Charles Schwab Corp. (The)	174,949
4,572	E*Trade Financial Corp. (a) (c)	17,648
856	Federated Investors, Inc., Class B	33,521
1,556	Franklin Resources, Inc.	150,916
3,910	Goldman Sachs Group, Inc. (The)	646,675
1,462	Janus Capital Group, Inc.	34,021
1,334	Legg Mason, Inc.	74,677
5,250	Lehman Brothers Holdings, Inc. (c)	197,610
9,614	Merrill Lynch & Co., Inc.	391,674
10,930	Morgan Stanley	499,501
1,899	Northern Trust Corp.	126,227
3,834	State Street Corp.	302,886
2,610	T. Rowe Price Group, Inc. (c)	130,500
		3,446,785

Chemicals — 2.0%
2,122	Air Products & Chemicals, Inc.	195,224
554	Ashland, Inc. (c)	26,204
9,298	Dow Chemical Co. (The)	342,631
8,899	E.l. du Pont de Nemours & Co.	416,117
789	Eastman Chemical Co. (c)	49,273
1,737	Ecolab, Inc.	75,438
1,123	Hercules, Inc.	20,540
802	International Flavors & Fragrances, Inc.	35,328
5,423	Monsanto Co.	604,665
1,621	PPG Industries, Inc.	98,087
3,100	Praxair, Inc.	261,113
1,241	Rohm & Haas Co.	67,113
1,280	Sigma-Aldrich Corp. (c)	76,352
		2,268,085

Commercial Banks — 2.8%
5,405	BB&T Corp. (c)	173,284
1,490	Comerica, Inc.	52,269
5,272	Fifth Third Bancorp (c)	110,290
1,251	First Horizon National Corp. (c)	17,527
3,624	Huntington Bancshares, Inc.	38,958
3,946	KeyCorp (c)	86,615
762	M&T Bank Corp. (c)	61,326
2,590	Marshall & Ilsley Corp. (c)	60,088
6,273	National City Corp.	62,416

3,372	PNC Financial Services Group, Inc.	221,102
6,864	Regions Financial Corp.	135,564
3,472	SunTrust Banks, Inc.	191,446
17,116	U.S. Bancorp	553,874
19,612	Wachovia Corp.	529,524
32,623	Wells Fargo & Co.	949,329
1,060	Zions Bancorp	48,283
		3,291,895

Commercial Services & Supplies — 0.5%
3,337	Allied Waste Industries, Inc. (a)	36,073
1,054	Avery Dennison Corp. (c)	51,909
1,293	Cintas Corp.	36,902
1,283	Equifax, Inc.	44,238
1,242	Monster Worldwide, Inc. (a) (c)	30,069
2,089	Pitney Bowes, Inc.	73,157
2,126	R.R. Donnelley & Sons Co.	64,439
1,571	Robert Half International, Inc.	40,438
4,902	Waste Management, Inc.	164,511
		541,736

Communications Equipment — 2.5%
861	Ciena Corp. (a) (c)	26,545
58,986	Cisco Systems, Inc. (a)	1,420,973
15,579	Corning, Inc.	374,519
2,225	JDS Uniphase Corp. (a) (c)	29,793
5,181	Juniper Networks, Inc. (a)	129,525
22,312	Motorola, Inc.	207,501
15,954	QUALCOMM, Inc.	654,114
4,095	Tellabs, Inc. (a) (c)	22,318
		2,865,288

Computers & Peripherals — 4.3%
8,697	Apple, Inc. (a)	1,248,019
22,175	Dell, Inc. (a)	441,726
20,786	EMC Corp. (a)	298,071
24,395	Hewlett-Packard Co.	1,113,876
13,698	International Business Machines Corp.	1,577,188
940	Lexmark International, Inc., Class A (a)	28,877
3,399	NetApp, Inc. (a) (c)	68,150
1,329	QLogic Corp. (a)	20,400
2,267	SanDisk Corp. (a)	51,166
7,845	Sun Microsystems, Inc. (a)	121,833
1,776	Teradata Corp. (a)	39,179
		5,008,485

Construction & Engineering — 0.2%
877	Fluor Corp. (c)	123,797
1,201	Jacobs Engineering Group, Inc. (a)	88,382
		212,179

Construction Materials — 0.1%
1,072	Vulcan Materials Co. (c)	71,181

Consumer Finance — 0.7%
11,440	American Express Co.	500,157

3,691	Capital One Financial Corp.	181,671
4,741	Discover Financial Services	77,610
4,617	SLM Corp. (a)	70,871
		830,309

Containers & Packaging — 0.1%
965	Ball Corp.	44,332
986	Bemis Co., Inc. (c)	25,074
1,290	Pactiv Corp. (a)	33,811
1,599	Sealed Air Corp.	40,375
		143,592

Distributors — 0.1%
1,636	Genuine Parts Co.	65,800

Diversified Consumer Services — 0.1%
1,359	Apollo Group, Inc., Class A (a)	58,709
3,220	H&R Block, Inc.	66,847
		125,556

Diversified Financial Services — 4.2%
43,957	Bank of America Corp.	1,666,410
1,892	CIT Group, Inc.	22,420
51,518	Citigroup, Inc.	1,103,516
528	CME Group, Inc.	247,685
694	IntercontinentalExchange, Inc. (a)	90,567
33,610	JPMorgan Chase & Co. (q)	1,443,549
1,674	Leucadia National Corp. (c)	75,698
2,035	Moody's Corp. (c)	70,879
2,622	NYSE Euronext	161,804
		4,882,528

Diversified Telecommunication Services — 3.1%
59,725	AT&T, Inc.	2,287,468
1,055	CenturyTel, Inc. (c)	35,068
3,243	Citizens Communications Co.	34,019
1,518	Embarq Corp.	60,872
15,214	Qwest Communications International, Inc. (c)	68,919
28,409	Verizon Communications, Inc.	1,035,508
4,493	Windstream Corp.	53,691
		3,575,545

Electric Utilities — 2.1%
1,655	Allegheny Energy, Inc.	83,577
3,962	American Electric Power Co., Inc.	164,938
12,496	Duke Energy Corp. (c)	223,054
3,224	Edison International	158,040
1,892	Entergy Corp.	206,379
6,543	Exelon Corp.	531,750
3,016	FirstEnergy Corp.	206,958
4,031	FPL Group, Inc.	252,905
1,990	Pepco Holdings, Inc.	49,193
995	Pinnacle West Capital Corp.	34,905
3,695	PPL Corp.	169,674
2,574	Progress Energy, Inc. (c)	107,336
7,567	Southern Co. (The) (c)	269,461

2,458,170

Electrical Equipment — 0.5%
1,744	Cooper Industries Ltd., Class A	70,022
7,790	Emerson Electric Co.	400,873
1,468	Rockwell Automation, Inc.	84,293
		555,188

Electronic Equipment & Instruments — 0.3%
3,612	Agilent Technologies, Inc. (a)	107,746
2,059	Jabil Circuit, Inc. (c)	19,478
1,391	Molex, Inc. (c)	32,216
4,823	Tyco Electronics Ltd. (Bermuda)	165,525
		324,965

Energy Equipment & Services — 2.7%
3,062	Baker Hughes, Inc.	209,747
2,899	BJ Services Co.	82,651
2,160	Cameron International Corp. (a)	89,942
1,424	ENSCO International, Inc.	89,171
8,710	Halliburton Co.	342,564
2,777	Nabors Industries Ltd. (Bermuda) (a)	93,779
3,533	National Oilwell Varco, Inc. (a)	206,257
2,658	Noble Corp.	132,023
1,101	Rowan Cos., Inc. (c)	45,339
11,852	Schlumberger Ltd.	1,031,124
1,987	Smith International, Inc.	127,625
3,152	Transocean, Inc. (a)	426,150
3,357	Weatherford International Ltd. (a)	243,282
		3,119,654

Food & Staples Retailing — 2.6%
4,302	Costco Wholesale Corp.	279,501
14,169	CVS/Caremark Corp.	573,986
6,657	Kroger Co. (The)	169,088
4,356	Safeway, Inc.	127,849
2,093	SUPERVALU, Inc.	62,748
5,973	SYSCO Corp.	173,336
23,381	Wal-Mart Stores, Inc.	1,231,711
9,810	Walgreen Co.	373,663
1,381	Whole Foods Market, Inc. (c)	45,532
		3,037,414

Food Products — 1.6%
6,368	Archer-Daniels-Midland Co.	262,107
2,178	Campbell Soup Co.	73,943
4,825	ConAgra Foods, Inc.	115,559
1,498	Dean Foods Co.	30,095
3,332	General Mills, Inc.	199,520
3,118	H.J. Heinz Co.	146,452
1,664	Hershey Co. (The) (c)	62,683
2,579	Kellogg Co.	135,552
15,173	Kraft Foods, Inc., Class A	470,515
1,266	McCormick & Co., Inc. (Non-Voting)	46,804
7,047	Sara Lee Corp.	98,517

2,709	Tyson Foods, Inc., Class A	43,209
2,142	Wm. Wrigley, Jr., Co.	134,603
		1,819,559

Gas Utilities — 0.1%
447	Nicor, Inc. (c)	14,979
1,710	Questar Corp.	96,718
		111,697

Health Care Equipment & Supplies — 1.9%
6,278	Baxter International, Inc.	362,994
2,415	Becton, Dickinson & Co.	207,328
13,290	Boston Scientific Corp. (a)	171,042
4,935	Covidien Ltd.	218,373
993	CR Bard, Inc.	95,725
1,570	Hospira, Inc. (a)	67,149
11,113	Medtronic, Inc.	537,536
3,404	St. Jude Medical, Inc. (a)	147,019
2,360	Stryker Corp.	153,518
1,244	Varian Medical Systems, Inc. (a)	58,269
2,307	Zimmer Holdings, Inc. (a)	179,623
		2,198,576

Health Care Providers & Services — 1.8%
4,914	Aetna, Inc.	206,830
1,609	AmerisourceBergen Corp.	65,937
3,529	Cardinal Health, Inc.	185,308
2,772	Cigna Corp.	112,460
1,531	Coventry Health Care, Inc. (a)	61,776
2,502	Express Scripts, Inc. (a)	160,929
1,684	Humana, Inc. (a)	75,544
1,093	Laboratory Corp. of America Holdings (a)	80,532
2,864	McKesson Corp.	149,988
5,184	Medco Health Solutions, Inc. (a)	227,007
1,280	Patterson Cos., Inc. (a) (c)	46,464
1,556	Quest Diagnostics, Inc. (c)	70,440
4,695	Tenet Healthcare Corp. (a)	26,574
12,383	UnitedHealth Group, Inc.	425,480
5,363	WellPoint, Inc. (a)	236,669
		2,131,938

Health Care Technology — 0.0% (g)
1,814	IMS Health, Inc.	38,112

Hotels, Restaurants & Leisure — 1.3%
4,320	Carnival Corp.	174,874
1,418	Darden Restaurants, Inc.	46,156
3,095	International Game Technology	124,450
2,978	Marriott International, Inc., Class A	102,324
11,396	McDonald's Corp.	635,555
7,228	Starbucks Corp. (a)	126,490
1,863	Starwood Hotels & Resorts Worldwide, Inc.	96,410
865	Wendy's International, Inc.	19,947
1,752	Wyndham Worldwide Corp.	36,231
4,705	Yum! Brands, Inc. (c)	175,073

1,537,510

Household Durables — 0.5%
603	Black & Decker Corp.	39,858
1,211	Centex Corp. (c)	29,318
2,712	D.R. Horton, Inc.	42,714
1,524	Fortune Brands, Inc.	105,918
598	Harman International Industries, Inc. (c)	26,037
762	KB Home (c)	18,844
1,658	Leggett & Platt, Inc.	25,284
1,376	Lennar Corp., Class A (c)	25,883
2,738	Newell Rubbermaid, Inc.	62,618
2,115	Pulte Homes, Inc.	30,773
571	Snap-On, Inc.	29,035
774	Stanley Works (The)	36,858
748	Whirlpool Corp.	64,912
		538,052

Household Products — 2.5%
1,374	Clorox Co.	77,823
5,045	Colgate-Palmolive Co.	393,056
4,159	Kimberly-Clark Corp.	268,463
30,453	Procter & Gamble Co.	2,133,842
		2,873,184

Independent Power Producers & Energy Traders — 0.3%
6,622	AES Corp. (The) (a)	110,389
1,761	Constellation Energy Group, Inc.	155,443
4,907	Dynegy, Inc., Class A (a)	38,716
		304,548

Industrial Conglomerates — 3.9%
7,003	3M Co.	554,287
98,811	General Electric Co.	3,656,995
2,461	Textron, Inc.	136,389
4,799	Tyco International Ltd. (Bermuda)	211,396
		4,559,067

Insurance — 4.0%
3,264	ACE Ltd. (Bermuda)	179,716
4,698	Aflac, Inc.	305,135
5,546	Allstate Corp. (The)	266,541
2,839	AMBAC Financial Group, Inc. (c)	16,324
24,959	American International Group, Inc.	1,079,477
3,023	AON Corp.	121,525
947	Assurant, Inc.	57,634
3,664	Chubb Corp. (The)	181,295
1,637	Cincinnati Financial Corp.	62,272
4,281	Genworth Financial, Inc., Class A	96,922
3,107	Hartford Financial Services Group, Inc.	235,417
2,618	Lincoln National Corp.	136,136
4,350	Loews Corp.	174,957
5,156	Marsh & McLennan Cos., Inc.	125,549
2,080	MBIA, Inc. (c)	25,418
7,017	MetLife, Inc.	422,844

2,556	Principal Financial Group, Inc.	142,420
6,713	Progressive Corp. (The)	107,878
4,413	Prudential Financial, Inc.	345,317
888	Safeco Corp.	38,965
900	Torchmark Corp.	54,099
6,138	Travelers Cos., Inc. (The)	293,703
3,433	Unum Group	75,560
1,760	XL Capital Ltd., Class A (Bermuda)	52,008
		4,597,112

Internet & Catalog Retail — 0.3%
3,052	Amazon.com, Inc. (a)	217,608
2,063	Expedia, Inc. (a) (c)	45,159
1,788	IAC/InterActive Corp. (a)	37,119
		299,886

Internet Software & Services — 1.6%
1,654	Akamai Technologies, Inc. (a)	46,576
11,038	eBay, Inc. (a)	329,374
2,295	Google, Inc., Class A (a)	1,010,879
2,112	VeriSign, Inc. (a) (c)	70,203
13,232	Yahoo!, Inc. (a)	382,802
		1,839,834

IT Services — 0.9%
950	Affiliated Computer Services, Inc., Class A (a)	47,605
5,173	Automatic Data Processing, Inc.	219,283
2,853	Cognizant Technology Solutions Corp., Class A (a)	82,252
1,619	Computer Sciences Corp. (a)	66,039
1,254	Convergys Corp. (a)	18,885
5,040	Electronic Data Systems Corp.	83,916
1,694	Fidelity National Information Services, Inc.	64,609
1,627	Fiserv, Inc. (a)	78,242
3,203	Paychex, Inc.	109,735
1,968	Total System Services, Inc.	46,563
3,497	Unisys Corp. (a)	15,492
7,418	Western Union Co. (The) (c)	157,781
		990,402

Leisure Equipment & Products — 0.1%
867	Brunswick Corp. (c)	13,846
2,851	Eastman Kodak Co. (c)	50,377
1,411	Hasbro, Inc.	39,367
3,576	Mattel, Inc.	71,162
		174,752

Life Sciences Tools & Services — 0.4%
1,656	Applera Corp. - Applied Biosystems Group	54,416
545	Millipore Corp. (a) (c)	36,739
1,164	PerkinElmer, Inc. (c)	28,227
4,142	Thermo Fisher Scientific, Inc. (a) (c)	235,431
989	Waters Corp. (a)	55,087
		409,900

Machinery — 1.9%
6,175	Caterpillar, Inc.	483,441

2,001	Cummins, Inc.	93,687
2,520	Danaher Corp.	191,596
4,315	Deere & Co.	347,099
1,899	Dover Corp.	79,340
1,450	Eaton Corp.	115,521
3,963	Illinois Tool Works, Inc.	191,135
2,698	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	120,277
1,797	ITT Corp.	93,103
1,285	Manitowoc Co., Inc. (The)	52,428
3,628	PACCAR, Inc.	163,260
1,213	Pall Corp.	42,540
1,667	Parker Hannifin Corp.	115,473
1,005	Terex Corp. (a)	62,812
		2,151,712

Media — 2.8%
6,736	CBS Corp., Class B	148,731
4,927	Clear Channel Communications, Inc.	143,967
29,795	Comcast Corp., Class A	576,235
7,050	DIRECTV Group, Inc. (The) (a)	174,770
886	E.W. Scripps Co., Class A	37,221
2,274	Gannett Co., Inc. (c)	66,060
4,662	Interpublic Group of Companies, Inc. (The) (a)	39,207
3,194	McGraw-Hill Cos., Inc. (The) (c)	118,018
373	Meredith Corp. (c)	14,267
1,422	New York Times Co. (The), Class A (c)	26,847
22,767	News Corp., Class A	426,881
3,172	Omnicom Group, Inc.	140,139
35,389	Time Warner, Inc.	496,154
6,342	Viacom, Inc., Class B (a)	251,270
18,633	Walt Disney Co. (The)	584,704
57	Washington Post Co. (The), Class B	37,706
		3,282,177

Metals & Mining — 1.1%
8,059	Alcoa, Inc.	290,608
999	Allegheny Technologies, Inc.	71,289
3,788	Freeport-McMoRan Copper & Gold, Inc.	364,481
4,486	Newmont Mining Corp.	203,216
2,850	Nucor Corp.	193,059
978	Titanium Metals Corp. (c)	14,719
1,166	United States Steel Corp.	147,930
		1,285,302

Multi-Utilities — 1.1%
2,065	Ameren Corp. (c)	90,943
3,239	CenterPoint Energy, Inc.	46,220
2,228	CMS Energy Corp.	30,167
2,693	Consolidated Edison, Inc. (c)	106,912
5,688	Dominion Resources, Inc.	232,298
1,615	DTE Energy Co.	62,807
756	Integrys Energy Group, Inc.	35,260
2,713	NiSource, Inc.	46,772

3,520	PG&E Corp.	129,606
5,031	Public Service Enterprise Group, Inc.	202,196
2,586	Sempra Energy	137,782
2,087	TECO Energy, Inc. (c)	33,288
4,247	Xcel Energy, Inc.	84,728
		1,238,979

Multiline Retail — 0.8%
895	Big Lots, Inc. (a) (c)	19,958
565	Dillard's, Inc., Class A (c)	9,724
1,391	Family Dollar Stores, Inc.	27,124
2,194	J.C. Penney Co., Inc.	82,736
3,104	Kohl's Corp. (a)	133,130
4,285	Macy's, Inc.	98,812
1,771	Nordstrom, Inc.	57,735
722	Sears Holdings Corp. (a) (c)	73,709
8,101	Target Corp.	410,559
		913,487

Office Electronics — 0.1%
9,079	Xerox Corp.	135,913

Oil, Gas & Consumable Fuels — 10.4%
4,632	Anadarko Petroleum Corp.	291,955
3,295	Apache Corp.	398,102
4,527	Chesapeake Energy Corp. (c)	208,921
20,549	Chevron Corp.	1,754,063
15,452	ConocoPhillips	1,177,597
1,806	Consol Energy, Inc.	124,957
4,397	Devon Energy Corp.	458,739
6,934	El Paso Corp. (c)	115,382
2,444	EOG Resources, Inc.	293,280
52,940	Exxon Mobil Corp.	4,477,665
2,760	Hess Corp.	243,377
7,016	Marathon Oil Corp.	319,929
1,877	Murphy Oil Corp.	154,177
1,700	Noble Energy, Inc.	123,760
8,140	Occidental Petroleum Corp.	595,604
2,682	Peabody Energy Corp.	136,782
1,483	Range Resources Corp.	94,096
6,259	Spectra Energy Corp.	142,392
1,164	Sunoco, Inc.	61,075
1,362	Tesoro Corp.	40,860
5,290	Valero Energy Corp.	259,792
5,789	Williams Cos., Inc.	190,921
5,050	XTO Energy, Inc.	312,393
		11,975,819

Paper & Forest Products — 0.3%
4,233	International Paper Co.	115,138
1,720	MeadWestvaco Corp. (c)	46,818
2,074	Weyerhaeuser Co. (c)	134,893
		296,849

Personal Products — 0.2%

4,223	Avon Products, Inc.	166,977
1,129	Estee Lauder Cos., Inc. (The), Class A	51,765
		218,742

Pharmaceuticals — 6.1%
15,296	Abbott Laboratories	843,574
3,027	Allergan, Inc.	170,693
1,068	Barr Pharmaceuticals, Inc. (a)	51,595
19,587	Bristol-Myers Squibb Co.	417,203
9,788	Eli Lilly & Co.	504,963
3,081	Forest Laboratories, Inc. (a)	123,271
28,030	Johnson & Johnson	1,818,306
2,435	King Pharmaceuticals, Inc. (a)	21,185
21,426	Merck & Co., Inc.	813,117
3,012	Mylan Laboratories, Inc. (c)	34,939
66,902	Pfizer, Inc.	1,400,259
16,041	Schering-Plough Corp.	231,151
1,026	Watson Pharmaceuticals, Inc. (a) (c)	30,082
13,240	Wyeth	552,902
		7,013,240

Real Estate Investment Trusts (REITs) — 1.2%
908	Apartment Investment & Management Co.	32,515
760	AvalonBay Communities, Inc.	73,355
1,182	Boston Properties, Inc. (c)	108,827
1,182	Developers Diversified Realty Corp. (c)	49,502
2,668	Equity Residential	110,695
2,639	General Growth Properties, Inc.	100,731
2,333	HCP, Inc.	78,879
5,181	Host Hotels & Resorts, Inc.	82,482
2,502	Kimco Realty Corp. (c)	98,003
1,694	Plum Creek Timber Co., Inc. (c)	68,946
2,555	ProLogis (c)	150,387
1,232	Public Storage	109,180
2,207	Simon Property Group, Inc.	205,052
1,336	Vornado Realty Trust	115,177
		1,383,731

Real Estate Management & Development — 0.0% (g)
1,720	CB Richard Ellis Group, Inc., Class A (a) (c)	37,221

Road & Rail — 0.9%
2,929	Burlington Northern Santa Fe Corp.	270,112
3,991	CSX Corp.	223,775
3,724	Norfolk Southern Corp.	202,288
574	Ryder System, Inc.	34,962
2,580	Union Pacific Corp.	323,481
		1,054,618

Semiconductors & Semiconductor Equipment — 2.4%
5,993	Advanced Micro Devices, Inc. (a) (c)	35,299
3,041	Altera Corp.	56,046
2,909	Analog Devices, Inc.	85,874
13,394	Applied Materials, Inc. (c)	261,317
4,625	Broadcom Corp., Class A (a)	89,124

57,274	Intel Corp.	1,213,063
1,782	KLA-Tencor Corp.	66,112
2,186	Linear Technology Corp. (c)	67,088
6,542	LSI Corp. (a)	32,383
2,260	MEMC Electronic Materials, Inc. (a)	160,234
1,868	Microchip Technology, Inc. (c)	61,140
7,524	Micron Technology, Inc. (a)	44,918
2,245	National Semiconductor Corp. (c)	41,128
1,009	Novellus Systems, Inc. (a)	21,239
5,497	NVIDIA Corp. (a)	108,786
1,725	Teradyne, Inc. (a) (c)	21,425
13,124	Texas Instruments, Inc.	371,015
2,833	Xilinx, Inc.	67,284
		2,803,475

Software — 3.4%
5,630	Adobe Systems, Inc. (a)	200,372
2,285	Autodesk, Inc. (a) (c)	71,932
1,901	BMC Software, Inc. (a)	61,821
3,861	CA, Inc.	86,872
1,834	Citrix Systems, Inc. (a)	53,791
2,713	Compuware Corp. (a) (c)	19,913
3,135	Electronic Arts, Inc. (a)	156,499
3,243	Intuit, Inc. (a)	87,593
79,202	Microsoft Corp.	2,247,753
3,483	Novell, Inc. (a) (c)	21,908
39,137	Oracle Corp. (a)	765,520
8,376	Symantec Corp. (a)	139,209
		3,913,183

Specialty Retail — 1.6%
852	Abercrombie & Fitch Co., Class A	62,315
1,336	AutoNation, Inc. (a) (c)	20,000
425	AutoZone, Inc. (a)	48,378
2,592	Bed Bath & Beyond, Inc. (a) (c)	76,464
3,487	Best Buy Co., Inc.	144,571
1,593	GameStop Corp., Class A (a)	82,374
4,500	Gap, Inc. (The)	88,560
16,699	Home Depot, Inc.	467,071
3,075	Limited Brands, Inc.	52,582
14,473	Lowe's Cos., Inc.	332,011
2,702	Office Depot, Inc. (a)	29,857
751	OfficeMax, Inc. (c)	14,374
1,297	RadioShack Corp.	21,076
1,009	Sherwin-Williams Co. (The)	51,499
6,936	Staples, Inc.	153,355
1,257	Tiffany & Co. (c)	52,593
4,324	TJX Cos., Inc.	142,995
		1,840,075

Textiles, Apparel & Luxury Goods — 0.4%
3,482	Coach, Inc. (a)	104,982
857	Jones Apparel Group, Inc.	11,501

984	Liz Claiborne, Inc. (c)	17,860
3,789	Nike, Inc., Class B	257,652
583	Polo Ralph Lauren Corp. (c)	33,983
868	V.F. Corp.	67,279
		493,257

Thrifts & Mortgage Finance — 0.6%
5,747	Countrywide Financial Corp. (c)	31,608
9,680	Fannie Mae	254,778
6,393	Freddie Mac	161,871
5,129	Hudson City Bancorp, Inc. (c)	90,681
1,180	MGIC Investment Corp. (c)	12,425
3,576	Sovereign Bancorp, Inc. (c)	33,328
8,733	Washington Mutual, Inc. (c)	89,950
		674,641

Tobacco — 1.5%
20,862	Altria Group, Inc.	463,136
20,862	Philip Morris International, Inc. (a)	1,055,200
1,693	Reynolds American, Inc. (c)	99,938
1,479	UST, Inc.	80,635
		1,698,909

Trading Companies & Distributors — 0.0% (g)
664	W.W. Grainger, Inc.	50,723

Wireless Telecommunication Services — 0.3%
4,005	American Tower Corp., Class A (a)	157,036
28,192	Sprint Nextel Corp.	188,605
		345,641
	Total Common Stocks
	(Cost $102,847,060)	113,905,599

Investment Company — 0.4%
3,910	SPDR Trust Series I
	(Cost $522,973)	516,003
	Total Long-Term Investments
	(Cost $103,370,033)	114,421,602

Short-Term Investments — 0.8%

Investment Company — 0.7%
799,152	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	799,152
(Cost $799,152)
Principal Amount $

U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bill,
30,000	1.20%, 06/19/08	29,921
30,000	2.21%, 05/15/08 (k) (n)	29,952
30,000	3.07%, 04/03/08 (k) (n)	29,996
	(Cost $89,835)	89,869
	Total Short-Term Investments
	(Cost $888,987)	889,021

Investments of Cash Collateral for Securities on Loan — 5.3%

Corporate Note — 0.2%
200,000	Banque Federative du Credit Mutuel, (France)
	FRN, 2.90%, 08/01/08	200,000

Repurchase Agreements — 5.0%
815,021	Banc of America Securities LLC, 2.40%, dated 03/31/08,
	due 04/01/08, repurchase price $815,075, collateralized
	by U.S. Government Agency Mortgages	815,021
1,300,000	Barclays Capital, Inc., 2.50%, dated 03/31/08,
	due 04/01/08, repurchase price $1,300,090, collateralized
	by U.S. Government Agency Mortgages	1,300,000
1,241,176	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08,
	due 04/01/08, repurchase price $1,241,280, collateralized
	by U.S. Government Agency Mortgages	1,241,176
1,200,000	Goldman Sachs & Co., 2.75%, dated 03/31/08,
	due 04/01/08, repurchase price $1,200,092, collateralized
	by U.S. Government Agency Mortgages	1,200,000
1,200,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08,
	due 04/01/08, repurchase price $1.200,100, collateralized
	by U.S. Government Agency Mortgages	1,200,000
		5,756,197

Time Deposit — 0.1%
150,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France),
	3.10%, 04/01/08	150,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $6,106,197)	6,106,197

Total Investments — 105.3%
(Cost $110,365,217)	121,416,820

Liabilities in Excess of Other Assets — (5.3)%	(6,068,333)

NET ASSETS — 100.0%	$115,348,487

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	E-mini S&P 500 Index	June, 2008	$926,800	$(1,987)

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
(y)	The Bear Stears Companies Inc. and its affiliates are affiliated with JPMorgan Chase & Co.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.
SPDR	Standard & Poor's Depositary Receipt

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,147,418
Aggregate gross unrealized depreciation	(18,095,815)
Net unrealized appreciation	$11,051,603
Federal income tax cost of investments	$110,365,217

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT Equity Index Portfolio
Level 1	$121,126,951	$—	$—	$(1,987)
Level 2	289,869	—	—	—
Level 3	—	—	—	—
Total	$121,416,820	$—	$—	$(1,987)

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Government Bond Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 96.2%

Collateralized Mortgage Obligations — 46.4%
	Federal Home Loan Mortgage Corp., REMICS
177,958	Series 1343, Class LA, 8.00%, 08/15/22	194,349
6,933	Series 1561, Class TA, PO, 08/15/08	6,892
399,959	Series 1577, Class PV, 6.50%, 09/15/23	428,481
916,012	Series 1584, Class L, 6.50%, 09/15/23	970,652
10,159	Series 1604, Class MB, IF, 7.47%, 11/15/08	10,171
22,466	Series 1625, Class SC, IF, 7.67%, 12/15/08	22,516
923,152	Series 1633, Class Z, 6.50%, 12/15/23	979,479
201,000	Series 1694, Class PK, 6.50%, 03/15/24	215,845
387,104	Series 1999, Class PU, 7.00%, 10/15/27	408,673
652,559	Series 2031, Class PG, 7.00%, 02/15/28 (m)	691,241
567,197	Series 2035, Class PC, 6.95%, 03/15/28	599,030
661,026	Series 2095, Class PE, 6.00%, 11/15/28	686,725
26,679	Series 2132, Class PD, 6.00%, 11/15/27	26,758
202,636	Series 2178, Class PB, 7.00%, 08/15/29	213,158
372,174	Series 2259, Class ZC, 7.35%, 10/15/30	386,287
529,967	Series 2345, Class PQ, 6.50%, 08/15/16	561,475
8,176	Series 2366, Class VG, 6.00%, 06/15/11	8,166
786,674	Series 2367, Class ME, 6.50%, 10/15/31	825,035
75,256	Series 2390, Class DO, PO, 12/15/31	66,722
883,000	Series 2527, Class BP, 5.00%, 11/15/17	914,547
5,000,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	5,049,497
3,230,000	Series 2578, Class PG, 5.00%, 02/15/18	3,284,242
1,678,375	Series 2626, Class KA, 3.00%, 03/15/30	1,624,473
650,000	Series 2631, Class TE, 4.50%, 02/15/28	647,731
567,364	Series 2647, Class A, 3.25%, 04/15/32	539,366
3,082,984	Series 2651, Class VZ, 4.50%, 07/15/18	3,047,629
2,438,000	Series 2656, Class BG, 5.00%, 10/15/32	2,466,434
410,000	Series 2682, Class LC, 4.50%, 07/15/32	405,122
2,500,000	Series 2684, Class PD, 5.00%, 03/15/29	2,538,386
1,250,000	Series 2749, Class TD, 5.00%, 06/15/21	1,291,835
650,000	Series 2773, Class TB, 4.00%, 04/15/19	620,868
625,000	Series 2827, Class DG, 4.50%, 07/15/19	617,300
731,996	Series 2927, Class GA, 5.50%, 10/15/34	757,355
1,250,000	Series 2929, Class PC, 5.00%, 01/15/28	1,274,845
759,809	Series 3085, Class VS, IF, 17.45%, 12/15/35	926,366
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
615,856	Series T-54, Class 2A, 6.50%, 02/25/43	635,871
372,135	Series T-56, Class A, PO, 05/25/43	269,314
	Federal National Mortgage Association, REMICS
25,211	Series 1988-16, Class B, 9.50%, 06/25/18	28,138
108,360	Series 1993-146, Class E, PO, 05/25/23	94,057
245,000	Series 1993-155, Class PJ, 7.00%, 09/25/23	263,965
11,009	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	11,026
17,969	Series 1993-205, Class H, PO, 09/25/23	15,503

35,268	Series 1993-221, Class SG, IF, 9.57%, 12/25/08	35,659
2,014,975	Series 1993-223, Class PZ, 6.50%, 12/25/23	2,131,036
535,223	Series 1993-250, Class Z, 7.00%, 12/25/23	562,978
1,622	Series 1994-13, Class SM, IF, 11.21%, 02/25/09	1,635
116,563	Series 1994-28, Class K, 6.50%, 08/25/23	117,093
918,315	Series 1994-37, Class L, 6.50%, 03/25/24	977,221
6,388,638	Series 1994-72, Class K, 6.00%, 04/25/24	6,682,580
6,497	Series 1994-76, Class H, 5.00%, 02/25/24	6,504
164,510	Series 1998-46, Class GZ, 6.50%, 08/18/28	174,590
426,453	Series 1998-58, Class PC, 6.50%, 10/25/28	445,222
852,490	Series 1999-39, Class JH, IO, 6.50%, 08/25/29	199,759
360,613	Series 2001-4, Class PC, 7.00%, 03/25/21	388,717
1,311,843	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	276,565
344,361	Series 2002-2, Class UC, 6.00%, 02/25/17	359,934
2,000,000	Series 2003-35, Class MD, 5.00%, 11/25/16	2,056,360
1,250,000	Series 2003-70, Class BE, 3.50%, 12/25/25	1,245,593
3,600,000	Series 2003-81, Class MC, 5.00%, 12/25/32	3,642,734
600,000	Series 2003-82, Class VB, 5.50%, 08/25/33	611,913
2,901,667	Series 2003-128, Class DY, 4.50%, 01/25/24	2,818,057
1,850,000	Series 2004-2, Class OE, 5.00%, 05/25/23	1,870,139
1,360,039	Seres 2004-75, Class VK, 4.50%, 09/25/22	1,345,629
66,373	Series G92-44, Class ZQ, 8.00%, 07/25/22	72,393
29,146	Series G92-66, Class KA, 6.00%, 12/25/22	30,151
	Federal National Mortgage Association Whole Loan,
699,875	Series 1999-W4, Class A9, 6.25%, 02/25/29	746,281
1,108,351	Series 2002-W7, Class A4, 6.00%, 06/25/29	1,147,836
585,132	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	620,670
551,348	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	543,768
	Government National Mortgage Association,
309,301	Series 1998-22, Class PD, 6.50%, 09/20/28	324,295
98,950	Series 1999-17, Class L, 6.00%, 05/20/29	102,625
73,175	Series 2001-6, Class PM, 6.50%, 06/16/30	73,239
2,500,000	Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,653,668
1,000,000	Series 2001-64, Class PB, 6.50%, 12/20/31	1,062,457
6,539,397	Series 2003-59, Class XA, IO, VAR, 1.69%, 06/16/34	515,947
2,759,774	Series 2003-75, Class BE, 6.00%, 04/16/28	2,853,464
1,467,658	Series 2004-62, Class VA, 5.50%, 07/20/15	1,528,181
	Total Collateralized Mortgage Obligations
	(Cost $71,157,872)	72,850,418

Mortgage Pass-Through Securities — 11.0%
	Federal Home Loan Mortgage Corp.,
187,641	ARM, 6.69%, 01/01/27	189,525
47,185	ARM, 6.80%, 04/01/30	47,786
17,249	30 Year, Single Family,
	9.00%, 12/01/09	17,923
	Federal Home Loan Mortgage Corp. Gold Pools,
	15 Year, Single Family,
301,733	5.00%, 12/01/13 - 04/01/14	306,216
90,511	5.50%, 03/01/14	92,808
29,210	6.00%, 04/01/14	30,154

68,816	6.50%, 06/01/14 - 09/01/14	72,155
14,111	7.00%, 02/01/11	14,594
10,338	7.50%, 09/01/10	10,481
916	8.50%, 12/01/09	957
	30 Year, Single Family,
225,259	6.00%, 04/01/26 - 02/01/32	232,746
1,104,669	6.50%, 11/01/25 - 04/01/32	1,155,373
15,317	8.50%, 07/01/28	16,960
	Federal National Mortgage Association,
	15 Year, Single Family,
712,801	5.50%, 11/01/16	731,646
134,634	6.00%, 04/01/13 - 08/01/14	138,585
62,727	6.50%, 11/01/11 - 05/01/13	65,785
265,457	8.00%, 11/01/12 - 01/01/16	277,251
	20 Year, Single Family,
1,211,386	5.00%, 11/01/23	1,215,190
1,212,796	6.00%, 03/01/22	1,253,053
	30 Year, Single Family,
800,000	4.50%, 03/01/38	771,781
1,974,927	5.00%, 11/01/33	1,960,165
5,510,270	5.50%, 05/01/33 - 01/01/34	5,580,540
416,666	6.50%, 09/01/25 - 04/01/32	435,147
53,018	7.50%, 03/01/30 - 08/01/30	57,231
	Other,
334,986	6.00%, 09/01/28	346,256
82,143	7.50%, 02/01/13	87,245
	Government National Mortgage Association I Pools,
	30 Year, Single Family,
24,696	6.50%, 03/15/28 - 09/15/28	25,832
44,625	7.00%, 12/15/25 - 06/15/28	47,762
28,939	7.50%, 05/15/23 - 09/15/25	31,204
47,141	8.00%, 10/15/27	51,696
14,991	9.00%, 11/15/24	16,450
	Government National Mortgage Association II Pools,
741,898	ARM, 4.50%, 07/20/34	755,760
1,108,097	ARM, 5.50%, 09/20/34	1,114,595
10,892	ARM, 5.63%, 07/20/27	10,966
	30 Year, Single Family,
8,066	7.50%, 12/20/26	8,671
135,928	8.00%, 11/20/26	148,550
	Total Mortgage Pass-Through Securities
	(Cost $17,144,481)	17,319,039

U.S. Government Agency Securities — 15.5%
1,500,000	Federal Farm Credit Bank,
	6.75%, 07/07/09	1,583,799
1,000,000	Federal Home Loan Bank System,
	5.90%, 03/26/09 (c)	1,035,179
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	1,757,916
630,000	Zero Coupon, 03/23/28	233,085

6,000,000	Federal National Mortgage Association Interest STRIPS,
	09/23/20	3,349,470
	Financing Corp. Principal STRIPS,
2,000,000	11/02/18	1,273,160
8,000,000	12/06/18	5,062,000
4,000,000	Residual Funding Corp., Principal STRIPS,
	07/15/20	2,322,484
	Resolution Funding Corp., Interest STRIPS,
1,000,000	10/15/17	685,243
2,000,000	01/15/20	1,193,182
	Tennessee Valley Authority,
2,000,000	6.00%, 03/15/13	2,240,058
5,000,000	Zero Coupon, 07/15/16	3,621,370
	Total U.S. Government Agency Securities
	(Cost $20,810,352)	24,356,946

U.S. Treasury Obligations — 23.3%
	U.S. Treasury Bonds,
650,000	6.13%, 11/15/27 (c)	806,914
2,700,000	7.25%, 05/15/16 (c)	3,470,342
1,250,000	8.13%, 08/15/19 (c)	1,741,309
2,000,000	9.13%, 05/15/18 (c)	2,928,750
606,395	U.S. Treasury Inflation Indexed Bonds,
	3.50%, 01/15/11 (c)	670,587
	U.S. Treasury Notes,
2,250,000	4.25%, 08/15/13 (c)	2,449,337
2,500,000	4.50%, 09/30/11 (c)	2,709,375
200,000	6.00%, 08/15/09 (c)	212,156
	U.S. Treasury Bonds Coupon STRIPS,
4,000,000	11/15/09 (c)	3,894,468
2,500,000	08/15/14	2,075,725
2,000,000	11/15/14 (c)	1,643,138
1,750,000	02/15/15 (c)	1,413,659
500,000	05/15/15 (c)	399,376
750,000	08/15/15 (c)	591,776
3,000,000	11/15/15 (c)	2,334,114
400,000	05/15/16 (c)	302,005
15,000,000	05/15/20 (c)	8,945,340
	Total U.S. Treasury Obligations
	(Cost $32,319,079)	36,588,371
	Total Long-Term Investments
	(Cost $141,431,784)	151,114,774
Shares

Short-Term Investment — 3.5%

Investment Company — 3.5%
5,496,600	JPMorgan U.S. Government Money Market Fund, Institutional Shares (b)
	(Cost $5,496,600)	5,496,600

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 23.3%

Repurchase Agreements — 23.3%
7,500,000	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $7,500,521, collateralized by U.S. Government Agency Mortgages	7,500,000

7,586,667	Credit Suisse (USA) LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $7,587,301, collateralized by U.S. Government Agency	7,586,667
7,422,450	Goldman Sachs & Co., 2.75%, dated 03/31/08, due 04/01/08, repurchase price $7,423,017, collateralized by U.S. Government Agency Mortgages	7,422,450
7,000,000	Lehman Brothers, Inc., 2.99%, dated 03/31/08, due 04/01/08, repurchase price $7,000,581, collateralized by U.S. Government Agency Mortgages	7,000,000
7,000,000	Merrill Lynch & Co., 2.55%, dated 03/31/08, due 04/01/08, repurchase price $7,000,496, collateralized by U.S. Government Agency Mortgages	7,000,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $36,509,117)	36,509,117

Total Investments — 123.0%
(Cost $183,437,501)	193,120,491

Liabilities in Excess of Other Assets — (23.0)%	(36,136,813)

NET ASSETS — 100.0%	$ 156,983,678

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)	All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ARM	Adjustable Rate Mortgage
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of March 31, 2008. The rate may be subject to a cap and a floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal Securities
VAR	Variable rate note. The interest rate shown is the rate in effect at March 31, 2008.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	10,191,675
Aggregate gross unrealized depreciation	(508,685)
Net unrealized appreciation/depreciation	$9,682,990
Federal income tax cost of investments	$183,437,501

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1	$42,005,717	$ –	$ –	$ –
Level 2	151,114,774	–	–	–
Level 3	–	–	–	–
Total	$193,120,491	$ –	$ –	$ –

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust International Equity Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.4% (l)

Common Stocks — 99.4%

Australia — 2.2%
2,980	BHP Billiton Ltd.	97,926
194	Rio Tinto Ltd.	21,793
		119,719

Belgium — 1.8%
1,900	Dexia S.A.	54,208
1,700	Fortis	42,681
		96,889

Brazil — 3.0%
2,398	Companhia Vale do Rio Doce ADR	83,067
806	Petroleo Brasileiro S.A. ADR	82,300
		165,367

Egypt — 0.2%
69	Orascom Construction Industries GDR	10,407

Finland — 2.1%
3,600	Nokia OYJ	113,654

France — 13.5%
700	Accor S.A.	51,109
2,700	AXA S.A.	97,651
900	BNP Paribas	90,749
550	Compagnie de Saint-Gobain	44,950
500	Imerys S.A.	45,815
490	Lafarge S.A.	85,145
550	Pernod-Ricard S.A.	56,668
767	Sanofi-Aventis	57,527
2,850	Total S.A.	211,139
		740,753

Germany — 7.9%
440	Bayer AG	35,270
1,900	Deutsche Post AG	58,117
602	E.ON AG	112,279
300	Linde AG	42,261
1,300	SAP AG	64,425
841	Siemens AG	91,925
1,060	Symrise AG (a)	27,394
		431,671

Greece — 0.7%
1,327	Piraeus Bank S.A.	40,855

Hong Kong — 1.4%
3,900	Esprit Holdings Ltd.	47,324
8,000	Hang Lung Properties Ltd.	28,726
		76,050

Italy — 4.9%
4,700	ENI S.p.A.	159,984
7,200	Intesa Sanpaolo S.p.A.	50,797

8,700	UniCredito Italiano S.p.A.	58,292
269,073

Japan — 18.7%
1,400	Astellas Pharma, Inc.	54,983
1,300	Canon, Inc.	60,636
700	Daikin Industries Ltd.	30,510
5	East Japan Railway Co.	41,693
2,500	Honda Motor Co., Ltd.	72,212
10	Japan Tobacco, Inc.	50,025
1,700	Komatsu Ltd.	47,865
3,400	Mitsubishi Corp.	104,026
5,800	Mitsubishi UFJ Financial Group, Inc.	50,737
3,000	Mitsui Fudosan Co., Ltd.	60,350
6	Mizuho Financial Group, Inc.	22,164
600	Murata Manufacturing Co., Ltd.	30,099
800	Nidec Corp.	49,366
3,900	Nissan Motor Co., Ltd.	32,697
700	Nitto Denko Corp.	29,763
1,500	Nomura Holdings, Inc.	22,582
1,100	Shin-Etsu Chemical Co., Ltd.	57,278
300	SMC Corp.	31,871
1,700	Sony Corp.	68,377
4,300	Sumitomo Corp.	57,314
8	Sumitomo Mitsui Financial Group, Inc.	53,143
		1,027,691

Mexico — 1.0%
280	America Movil S.A.B. de C.V., Series L ADR	17,833
900	Fomento Economico Mexicano S.A.B. de C.V. ADR	37,602
		55,435

Netherlands — 4.6%
2,210	ING Groep N.V. CVA	82,622
1,500	Koninklijke Philips Electronics N.V.	57,420
2,856	Reed Elsevier N.V.	54,607
2,100	Wolters Kluwer N.V.	55,687
		250,336

Norway — 0.5%
2,000	Norsk Hydro ASA	29,300

Spain — 3.4%
3,100	Banco Bilbao Vizcaya Argentaria S.A.	68,170
700	Inditex S.A.	38,853
2,880	Telefonica S.A.	82,748
		189,771

Switzerland — 10.5%
3,100	ABB Ltd.	83,552
800	Adecco S.A.	46,213
700	Holcim Ltd.	73,523
241	Nestle S.A.	120,462
1,900	Novartis AG	97,497
500	Roche Holding AG	94,235
200	Zurich Financial Services AG	63,042

578,524

Taiwan — 0.8%
4,114	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,251

United Kingdom — 22.2%
8,400	Barclays plc	75,783
4,323	BG Group plc	100,170
1,850	British Land Co. plc	33,695
4,189	Burberry Group plc	37,473
6,000	Centrica plc	35,549
3,500	GlaxoSmithKline plc	74,033
9,200	HSBC Holdings plc	150,895
5,055	ICAP plc	57,126
10,292	Kingfisher plc	27,060
3,850	Man Group plc	42,380
200	Rio Tinto plc	20,785
910	Schroders plc	16,945
4,190	Smith & Nephew plc	55,485
3,200	Standard Chartered plc	109,426
13,582	Tesco plc	102,362
42,637	Vodafone Group plc	126,735
9,000	Wm Morrison Supermarkets plc	49,071
3,500	Wolseley plc	36,865
5,800	WPP Group plc	69,244
		1,221,082

Total Investments — 99.4%
(Cost $5,174,275)	5,458,828

Other Assets In Excess of Liabilities — 0.6%	33,083

NET ASSETS — 100.0%	$5,491,911

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2008

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.1
Oil, Gas & Consumable Fuels	10.1
Pharmaceuticals	6.9
Metals & Mining	4.6
Construction Materials	3.7
Trading Companies & Distributors	3.6
Chemicals	3.5
Media	3.3
Insurance	2.9
Food & Staples Retailing	2.8
Industrial Conglomerates	2.7
Wireless Telecommunication Services	2.7
Capital Markets	2.5
Diversified Financial Services	2.3
Food Products	2.2
Communications Equipment	2.1
Specialty Retail	2.1
Electric Utilities	2.1
Automobiles	1.9
Beverages	1.7
Real Estate Management & Development	1.6
Diversified Telecommunication	1.5
Electrical Equipment	1.5
Machinery	1.5
Electronic Equipment & Instruments	1.5
Building Products	1.4
Household Durables	1.3
Software	1.2
Office Electronics	1.1
Air Freight & Logistics	1.1
Health Care Equipment & Suppliers	1.0
Others (each less than 1.0%)	6.5

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$700,414
Aggregate gross unrealized depreciation	(415,861)
Net unrealized appreciation/depreciation	$284,553

Federal income tax cost of investments	$5,174,275

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are $5,185,368 and 95.0% of total investments, respectively.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT International Equity Portfolio
Level 1	$ -	$ -	$ -	$ -
Level 2	5,458,828	-	-	-
Level 3	-	-	-	-
Total	$ 5,458,828	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Intrepid Growth Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9%

Common Stocks — 98.9%

Aerospace & Defense — 5.8%
24,400	Honeywell International, Inc.	1,376,648
13,335	Lockheed Martin Corp.	1,324,166
12,000	Northrop Grumman Corp.	933,720
8,880	Precision Castparts Corp.	906,470
		4,541,004

Auto Components — 0.3%
8,050	Johnson Controls, Inc.	272,090

Beverages — 0.5%
5,700	Hansen Natural Corp. (a) (c)	201,210
6,500	Pepsi Bottling Group, Inc.	220,415
		421,625

Biotechnology — 3.5%
15,100	Biogen Idec, Inc. (a)	931,519
31,500	Gilead Sciences, Inc. (a)	1,623,195
6,400	OSI Pharmaceuticals, Inc. (a) (c)	239,296
		2,794,010

Capital Markets — 4.2%
6,350	Federated Investors, Inc., Class B	248,666
19,050	GLG Partners, Inc. (a) (c)	226,124
4,180	Goldman Sachs Group, Inc. (The)	691,330
5,050	Investment Technology Group, Inc. (a)	233,209
6,600	Northern Trust Corp.	438,702
15,900	State Street Corp.	1,256,100
13,100	TD AMERITRADE Holding Corp. (a)	216,281
		3,310,412

Chemicals — 1.5%
6,200	Celanese Corp., Class A	242,110
1,900	CF Industries Holdings, Inc.	196,878
5,900	Mosiac Co. (The) (a)	605,340
4,800	Terra Industries, Inc. (a)	170,544
		1,214,872

Commercial Services & Supplies — 0.9%
2,800	FTI Consulting, Inc. (a)	198,912
3,800	IHS, Inc., Class A (a)	244,378
7,400	R.R. Donnelley & Sons Co.	224,294
		667,584

Communications Equipment — 0.5%
6,000	CommScope, Inc. (a) (c)	208,980
8,500	Corning, Inc.	204,340
		413,320

Computers & Peripherals — 9.9%
17,555	Apple, Inc. (a)	2,519,143
52,020	Hewlett-Packard Co.	2,375,233
21,550	International Business Machines Corp.	2,481,267

10,600	Seagate Technology (Cayman Islands) (c)	221,964
8,800	Western Digital Corp. (a)	237,952
		7,835,559

Containers & Packaging — 0.3%
4,350	Owens-Illinois, Inc. (a)	245,471

Diversified Consumer Services — 0.5%
4,300	Apollo Group, Inc., Class A (a)	185,760
4,550	ITT Educational Services, Inc. (a)	208,981
		394,741

Diversified Financial Services — 0.3%
6,000	Nasdaq OMX Group (The) (a)	231,960

Diversified Telecommunication Services — 1.0%
20,090	AT&T, Inc.	769,447

Electric Utilities — 0.5%
8,500	Edison International	416,670

Electronic Equipment & Instruments — 0.9%
6,050	Amphenol Corp., Class A	225,362
7,300	Avnet, Inc. (a)	238,929
2,250	Mettler-Toledo International, Inc. (a)	218,520
		682,811

Energy Equipment & Services — 2.0%
3,900	ENSCO International, Inc.	244,218
18,950	National Oilwell Varco, Inc. (a)	1,106,301
5,450	Superior Energy Services, Inc. (a)	215,929
		1,566,448

Food & Staples Retailing — 2.8%
8,700	BJ's Wholesale Club, Inc. (a)	310,503
9,200	Costco Wholesale Corp.	597,724
32,450	CVS/Caremark Corp.	1,314,549
		2,222,776

Food Products — 0.9%
5,450	Archer-Daniels-Midland Co.	224,322
2,800	Bunge Ltd. (c)	243,264
10,700	Flowers Foods, Inc. (c)	264,825
		732,411

Gas Utilities — 0.3%
4,000	Energen Corp.	249,200

Health Care Equipment & Supplies — 1.9%
21,740	Baxter International, Inc.	1,257,007
4,900	Kinetic Concepts, Inc. (a)	226,527
		1,483,534

Health Care Providers & Services — 4.7%
23,750	Aetna, Inc.	999,638
6,700	AMERIGROUP Corp. (a)	183,111
4,200	Coventry Health Care, Inc. (a)	169,470
7,550	Express Scripts, Inc. (a)	485,616
3,620	Humana, Inc. (a)	162,393
26,000	Medco Health Solutions, Inc. (a)	1,138,540
11,900	WellPoint, Inc. (a)	525,147
		3,663,915

Hotels, Restaurants & Leisure — 1.8%
6,450	Bally Technologies, Inc. (a)	221,493
21,815	McDonald's Corp.	1,216,623
		1,438,116

Household Products — 1.4%
4,850	Church & Dwight Co., Inc.	263,064
7,900	Colgate-Palmolive Co.	615,489
2,250	Energizer Holdings, Inc. (a)	203,580
		1,082,133

Industrial Conglomerates — 0.6%
4,650	McDermott International, Inc. (a)	254,913
4,100	Walter Industries, Inc.	256,783
		511,696

Insurance — 1.0%
8,150	Aspen Insurance Holdings Ltd. (Bermuda)	214,997
3,850	Assurant, Inc.	234,311
6,200	Axis Capital Holdings Ltd. (Bermuda)	210,676
2,500	Chubb Corp.	123,700
		783,684

Internet & Catalog Retail — 2.1%
16,500	Amazon.com, Inc. (a)	1,176,450
9,250	Expedia, Inc. (a) (c)	202,482
2,300	priceline.com, Inc. (a) (c)	277,978
		1,656,910

IT Services — 3.6%
35,250	Accenture Ltd., Class A (Bermuda)	1,239,742
6,550	Hewitt Associates, Inc., Class A (a)	260,493
5,850	MasterCard, Inc., Class A (c)	1,304,491
		2,804,726

Life Sciences Tools & Services — 1.7%
2,800	Invitrogen Corp. (a)	239,316
19,940	Thermo Fisher Scientific, Inc. (a)	1,133,390
		1,372,706

Machinery — 3.0%
4,400	AGCO Corp. (a)	263,472
4,440	Cummins, Inc.	207,881
11,750	Deere & Co.	945,170
6,300	Gardner Denver, Inc. (a)	233,730
3,550	Joy Global, Inc.	231,318
6,190	Manitowoc Co., Inc. (The)	252,552
3,600	Parker Hannifin Corp.	249,372
		2,383,495

Marine — 0.4%
5,850	Kirby Corp. (a)	333,450

Media — 2.9%
8,300	CTC Media, Inc. (Russia) (a)	230,325
2,150	Morningstar, Inc. (a) (c)	131,903
16,700	Viacom, Inc., Class B (a)	661,654
40,390	Walt Disney Co. (The)	1,267,438
		2,291,320

Metals & Mining — 1.9%
1,900	Cleveland-Cliffs, Inc.	227,658
13,098	Freeport-McMoRan Copper & Gold, Inc.	1,260,290
		1,487,948

Multi-Utilities — 0.7%
14,600	Public Service Enterprise Group, Inc.	586,774

Oil, Gas & Consumable Fuels — 7.4%
5,700	Alpha Natural Resources, Inc. (a)	247,608
11,950	Chevron Corp.	1,020,052
11,850	ConocoPhillips	903,089
6,300	Encore Acquisition Co. (a)	253,764
24,350	Exxon Mobil Corp.	2,059,523
1,800	Murphy Oil Corp.	147,852
12,650	Occidental Petroleum Corp.	925,600
6,900	W&T Offshore, Inc.	235,359
		5,792,847

Personal Products — 1.2%
15,450	Avon Products, Inc.	610,893
6,250	Herbalife Ltd. (Cayman Islands)	296,875
		907,768

Pharmaceuticals — 3.8%
24,850	Eli Lilly & Co.	1,282,011
7,950	Perrigo Co.	299,954
43,400	Pfizer, Inc.	908,362
14,500	Warner Chilcott Ltd., Class A (Bermuda) (a) (c)	261,000
8,400	Watson Pharmaceuticals, Inc. (a)	246,288
		2,997,615

Real Estate Investment Trusts (REITs) — 0.7%
14,800	Annaly Capital Management, Inc.	226,736
5,850	ProLogis	344,331
		571,067

Road & Rail — 2.4%
20,350	CSX Corp.	1,141,024
7,400	Kansas City Southern (a) (c)	296,814
2,800	Ryder System, Inc.	170,548
1,950	Union Pacific Corp.	244,491
		1,852,877

Semiconductors & Semiconductor Equipment — 3.9%
20,900	Amkor Technology, Inc. (a)	223,630
8,250	Cree, Inc. (a) (c)	230,670
15,140	MEMC Electronic Materials, Inc. (a)	1,073,426
11,750	NVIDIA Corp. (a)	232,533
45,050	Texas Instruments, Inc.	1,273,563
		3,033,822

Software — 7.5%
9,250	Activision, Inc. (a)	252,618
7,770	BMC Software, Inc. (a)	252,680
117,850	Microsoft Corp.	3,344,583
93,440	Oracle Corp. (a)	1,827,686
10,000	Sybase, Inc. (a)	263,000

5,940,567

Specialty Retail — 2.5%
8,850	Aeropostale, Inc. (a)	239,924
2,200	AutoZone, Inc. (a)	250,426
5,450	GameStop Corp., Class A (a)	281,819
46,300	Gap, Inc. (The)	911,184
7,850	TJX Cos., Inc.	259,599
		1,942,952

Textiles, Apparel & Luxury Goods — 1.4%
16,250	Nike, Inc., Class B	1,105,000

Tobacco — 3.8%
25,750	Altria Group, Inc.	571,650
3,140	Loews Corp. - Carolina Group	227,807
25,750	Philip Morris International, Inc. (a)	1,302,435
14,520	Reynolds American, Inc. (c)	857,116
		2,959,008
	Total Long-Term Investments
	(Cost $76,532,514)	77,966,341
Shares

Short-Term Investment — 1.2%

Investment Company — 1.2%
951,408	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $951,408)	951,408

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.5%

Repurchase Agreements — 5.3%
900,000	Banc of America Securities LLC, 2.40%, dated 03/31/08,
	due 04/01/08, repurchase price $900,060, collateralized
	by U.S. Government Agency Mortgages	900,000
800,000	Barclays Capital, Inc., 2.50%, dated 03/31/08,
	due 04/01/08, repurchase price $800,056, collateralized
	by U.S. Government Agency Mortgages	800,000
836,508	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08,
	due 04/01/08, repurchase price $836,577, collateralized
	by U.S. Government Agency Mortgages	836,508
800,000	Goldman Sachs & Co., 2.75%, dated 03/31/08,
	due 04/01/08, repurchase price $800,061, collateralized
	by U.S. Government Agency Mortgages	800,000
834,744	Lehman Brothers, Inc., 2.99%, dated 03/31/08,
	due 04/01/08, repurchase price $834,813, collateralized
	by U.S. Government Agency Mortgages	834,744
		4,171,252

Time Deposit — 0.2%
150,000	Caisse Nat Des Cais D'Epar (France),
	3.10%, 04/01/08	150,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $4,321,252)	4,321,252

Total Investments — 105.6%
(Cost $81,805,174)	83,239,001

Liabilities in Excess of Other Assets — (5.6)%	(4,422,209)

NET ASSETS — 100.0%	$78,816,792

Percentages indicated are based on net assets.

ABBREVIATIONS & DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,554,716
Aggregate gross unrealized depreciation	(4,120,889)
Net unrealized appreciation	$1,433,827
Federal income tax cost of investments	$81,805,174

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT Intrepid Growth Portfolio
Level 1	$83,239,001	$0	$0	$0
Level 2	0	0	0	0
Level 3	0	0	0	0
Total	83,239,001	$0	$0	$0

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 98.2%

Common Stocks — 98.2%

Aerospace & Defense — 2.0%
5,100	Goodrich Corp.	293,301
3,850	Northrop Grumman Corp.	299,569
5,030	Precision Castparts Corp.	513,462
4,700	TransDigm Group, Inc. (a) (c)	174,135
		1,280,467

Auto Components — 1.4%
3,850	Autoliv, Inc. (Sweden)	193,270
4,350	BorgWarner, Inc.	187,180
9,450	Johnson Controls, Inc.	319,410
6,750	Lear Corp. (a) (c)	174,893
		874,753

Beverages — 1.2%
5,100	Coca-Cola Enterprises, Inc.	123,420
12,150	PepsiAmericas, Inc.	310,190
10,550	Pepsi Bottling Group, Inc.	357,750
		791,360

Building Products — 0.4%
8,000	Lennox International, Inc.	287,760

Capital Markets — 3.2%
11,900	American Capital Strategies Ltd. (c)	406,504
8,950	Federated Investors, Inc., Class B	350,482
19,350	Invesco Ltd.	471,366
4,700	Investment Technology Group, Inc. (a)	217,046
9,850	Raymond James Financial, Inc. (c)	226,353
22,550	TD AMERITRADE Holding Corp. (a)	372,300
		2,044,051

Chemicals — 1.6%
11,220	Celanese Corp., Class A	438,141
3,100	CF Industries Holdings, Inc.	321,222
7,750	Terra Industries, Inc. (a)	275,358
		1,034,721

Commercial Banks — 1.7%
5,150	Bank of Hawaii Corp.	255,234
4,450	BOK Financial Corp.	232,423
4,100	City National Corp.	202,786
3,210	PNC Financial Services Group, Inc.	210,480
11,450	TCF Financial Corp.	205,184
		1,106,107

Commercial Services & Supplies — 1.9%
37,450	Allied Waste Industries, Inc. (a)	404,835
6,100	Herman Miller, Inc. (c)	149,877
14,930	R.R. Donnelley & Sons Co.	452,528
3,500	Watson Wyatt Worldwide, Inc., Class A (c)	198,625
		1,205,865

Communications Equipment — 0.3%
6,100	CommScope, Inc. (a)	212,463

Computers & Peripherals — 1.1%
14,150	Seagate Technology (Cayman Islands)	296,301
13,900	Western Digital Corp. (a)	375,856
		672,157

Containers & Packaging — 0.8%
8,950	Owens-Illinois, Inc. (a)	505,049

Diversified Consumer Services — 1.9%
7,700	Apollo Group, Inc., Class A (a)	332,640
7,200	DeVry, Inc.	301,248
4,800	ITT Educational Services, Inc. (a)	220,464
7,150	Weight Watchers International, Inc.	331,259
		1,185,611

Diversified Financial Services — 0.6%
10,400	Nasdaq OMX Group, (The) (a)	402,064

Diversified Telecommunication Services — 2.1%
4,890	AT&T, Inc.	187,287
11,355	CenturyTel, Inc.	377,440
10,320	Embarq Corp.	413,832
31,350	Windstream Corp.	374,633
		1,353,192

Electric Utilities — 1.9%
8,750	DPL, Inc.	224,350
13,250	Edison International	649,515
5,040	FirstEnergy Corp.	345,845
		1,219,710

Electrical Equipment — 0.6%
4,850	Belden, Inc. (c)	171,302
5,500	Hubbell, Inc., Class B	240,295
		411,597

Electronic Equipment & Instruments — 1.8%
12,650	Arrow Electronics, Inc. (a)	425,673
13,780	Avnet, Inc. (a)	451,019
2,630	Mettler-Toledo International, Inc. (Switzerland) (a)	255,426
		1,132,118

Energy Equipment & Services — 4.4%
8,380	ENSCO International, Inc.	524,756
12,800	Global Industries Ltd. (a)	205,952
7,550	Grant Prideco, Inc. (a)	371,611
8,800	Helmerich & Payne, Inc.	412,456
11,910	National Oilwell Varco, Inc. (a)	695,306
4,550	Oil States International, Inc. (a)	203,885
9,500	Superior Energy Services, Inc. (a)	376,390
		2,790,356

Food & Staples Retailing — 0.4%
6,450	BJ's Wholesale Club, Inc. (a)	230,201

Food Products — 0.7%
9,100	Flowers Foods, Inc.	225,225

5,450	Fresh Del Monte Produce, Inc. (Cayman Islands) (a) (c)	198,380
423,605

Gas Utilities — 1.7%
6,545	Energen Corp.	407,753
9,200	National Fuel Gas Co. (c)	434,332
9,550	Southern Union Co.	222,229
		1,064,314

Health Care Equipment & Supplies — 0.5%
7,500	Kinetic Concepts, Inc. (a)	346,725

Health Care Providers & Services — 4.7%
7,360	Aetna, Inc.	309,782
5,250	AMERIGROUP Corp. (a)	143,483
12,950	Cigna Corp.	525,381
8,611	Coventry Health Care, Inc. (a)	347,454
4,700	Express Scripts, Inc. (a)	302,304
9,000	Health Net, Inc. (a)	277,200
10,375	Humana, Inc. (a)	465,422
4,800	Laboratory Corp. of America Holdings (a)	353,664
5,750	Medco Health Solutions, Inc. (a)	251,793
		2,976,483

Hotels, Restaurants & Leisure — 0.3%
5,400	Bally Technologies, Inc. (a)	185,436

Household Durables — 2.1%
7,500	Garmin Ltd. (Cayman Islands) (c)	405,075
6,110	Snap-On, Inc.	310,693
8,450	Stanley Works (The)	402,389
6,500	Tupperware Brands Corp.	251,420
		1,369,577

Household Products — 0.6%
4,525	Energizer Holdings, Inc. (a)	409,422

Independent Power Producers & Energy Traders — 0.8%
14,230	Mirant Corp. (a)	517,830

Industrial Conglomerates — 1.2%
10,000	McDermott International, Inc. (a)	548,200
3,200	Walter Industries, Inc.	200,416
		748,616

Insurance — 4.4%
5,200	Allied World Assurance Holdings Ltd. (Bermuda)	206,440
5,500	Arch Capital Group Ltd. (Bermuda) (a)	377,685
6,350	Aspen Insurance Holdings Ltd. (Bermuda)	167,513
5,100	Assurant, Inc.	310,386
11,050	Axis Capital Holdings Ltd. (Bermuda)	375,479
6,700	Endurance Specialty Holdings Ltd. (Bermuda)	245,220
5,800	Odyssey Re Holdings, Corp. (c)	213,150
5,000	PartnerRe Ltd. (Bermuda) (c)	381,500
5,700	Platinum Underwriters Holdings Ltd. (Bermuda)	185,022
6,850	RenaissanceRe Holdings Ltd. (Bermuda)	355,583
		2,817,978

Internet & Catalog Retail — 1.3%

18,000	Expedia, Inc. (a) (c)	394,020
3,650	priceline.com, Inc. (a) (c)	441,139
		835,159

IT Services — 3.4%
10,300	Accenture Ltd., Class A (Bermuda)	362,251
8,250	Alliance Data Systems Corp. (a)	391,957
6,500	Fiserv, Inc. (a)	312,585
9,600	Hewitt Associates, Inc., Class A (a)	381,792
3,300	MasterCard, Inc., Class A (c)	735,867
		2,184,452

Leisure Equipment & Products — 0.6%
14,350	Hasbro, Inc.	400,365

Life Sciences Tools & Services — 1.9%
11,750	Applera Corp. - Applied Biosystems Group	386,105
4,450	Invitrogen Corp. (a)	380,341
8,090	Thermo Fisher Scientific, Inc. (a)	459,836
		1,226,282

Machinery — 5.2%
6,800	AGCO Corp. (a)	407,184
9,946	Cummins, Inc.	465,672
2,400	Deere & Co.	193,056
7,090	Eaton Corp.	564,860
6,100	Gardner Denver, Inc. (a)	226,310
10,280	Manitowoc Co., Inc. (The)	419,424
8,145	Parker Hannifin Corp.	564,204
4,450	SPX Corp.	466,805
		3,307,515

Marine — 0.5%
6,100	Kirby Corp. (a)	347,700

Media — 2.1%
7,400	CBS Corp., Class B	163,392
8,550	Interactive Data Corp.	243,418
4,880	Meredith Corp.	186,660
7,900	Omnicom Group, Inc.	349,022
10,200	Viacom, Inc., Class B (a)	404,124
		1,346,616

Metals & Mining — 3.7%
9,100	AK Steel Holding Corp.	495,222
3,450	Cleveland-Cliffs, Inc.	413,379
3,607	Freeport-McMoRan Copper & Gold, Inc.	347,065
13,340	Steel Dynamics, Inc.	440,754
5,130	United States Steel Corp.	650,843
		2,347,263

Multi-Utilities — 3.7%
10,750	Alliant Energy Corp.	376,357
29,380	CenterPoint Energy, Inc.	419,253
7,600	Dominion Resources, Inc.	310,384
13,050	MDU Resources Group, Inc.	320,378
8,100	Public Service Enterprise Group, Inc.	325,539
23,450	TECO Energy, Inc.	374,027

8,400	Vectren Corp.	225,372
2,351,310

Office Electronics — 1.0%
41,370	Xerox Corp.	619,309

Oil, Gas & Consumable Fuels — 6.9%
3,850	Apache Corp.	465,157
5,600	Cimarex Energy Co.	306,544
11,890	Frontier Oil Corp.	324,121
8,000	Frontline Ltd. (Bermuda) (c)	368,160
8,400	Hess Corp.	740,712
5,350	Holly Corp.	232,244
6,850	Mariner Energy, Inc. (a) (c)	185,019
8,650	Murphy Oil Corp.	710,511
7,470	Noble Energy, Inc.	543,816
5,466	Valero Energy Corp.	268,435
7,200	W&T Offshore, Inc. (c)	245,592
		4,390,311

Personal Products — 0.6%
7,850	Herbalife Ltd. (Cayman Islands)	372,875

Pharmaceuticals — 1.1%
7,300	Perrigo Co.	275,429
22,200	Warner Chilcott Ltd., Class A (a) (c)	399,600
		675,029

Real Estate Investment Trusts (REITs) — 4.8%
8,350	AMB Property Corp.	454,407
26,200	Annaly Capital Management, Inc.	401,384
7,500	General Growth Properties, Inc.	286,275
10,460	Hospitality Properties Trust	355,849
8,030	Nationwide Health Properties, Inc. (c)	271,012
10,030	ProLogis	590,366
8,800	Realty Income Corp. (c)	225,456
10,800	Ventas, Inc.	485,028
		3,069,777

Real Estate Management & Development — 0.5%
4,190	Jones Lang LaSalle, Inc.	324,055

Road & Rail — 1.8%
14,300	CSX Corp.	801,801
5,500	Ryder System, Inc.	335,005
		1,136,806

Semiconductors & Semiconductor Equipment — 3.0%
17,400	Amkor Technology, Inc. (a)	186,180
11,515	Lam Research Corp. (a)	440,103
9,415	MEMC Electronic Materials, Inc. (a)	667,524
25,700	NVIDIA Corp. (a)	508,603
25,350	ON Semiconductor Corp. (a) (c)	143,988
		1,946,398

Software — 3.0%
13,580	BMC Software, Inc. (a)	441,622
22,300	CA, Inc.	501,750
31,050	Compuware Corp. (a)	227,907

9,450	Sybase, Inc. (a)	248,535
18,100	Symantec Corp. (a)	300,822
8,100	Synopsys, Inc. (a)	183,951
		1,904,587

Specialty Retail — 3.4%
7,400	Aeropostale, Inc. (a)	200,614
3,620	AutoZone, Inc. (a)	412,065
6,700	GameStop Corp., Class A (a)	346,457
27,000	Gap, Inc. (The)	531,360
15,950	RadioShack Corp.	259,187
8,370	Sherwin-Williams Co. (The)	427,205
		2,176,888

Textiles, Apparel & Luxury Goods — 0.3%
6,450	Fossil, Inc. (a)	196,983

Thrifts & Mortgage Finance — 1.3%
10,350	Astoria Financial Corp.	281,106
17,950	Hudson City Bancorp, Inc.	317,356
10,300	Washington Federal, Inc.	235,252
		833,714

Tobacco — 1.8%
6,130	Loews Corp. - Carolina Group	444,731
3,460	Reynolds American, Inc. (c)	204,244
8,930	UST, Inc.	486,864
		1,135,839

Total Long-Term Investments
(Cost $62,447,078)	62,728,821

Short-Term Investment — 1.8%

Investment Company — 1.8%
1,153,616	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)
	(Cost $1,153,616)	1,153,616

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 8.9%

Corporate Notes — 1.1%
500,000	CDC Financial Production, Inc.,
	FRN, 3.15%, 04/30/08	500,000
200,000	Citigroup Global Markets, Inc.,
	FRN, 3.30%, 04/07/08	200,000
		700,000

Repurchase Agreements — 7.6%
1,200,000	Banc of America Securities LLC, 2.40%, dated 03/31/08,
due 04/01/08, repurchase price $1,200,080, collateralized by U.S. Government Agency Mortgages
1,200,000
1,088,575	Barclays Capital., Inc., 2.50%, dated 03/31/08,
due 04/01/08, repurchase price $1,088,651, collateralized by U.S. Government Agency Mortgages
1,088,575
1,200,000	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08,

	due 04/01/08, repurchase price $1,200,100, collateralized
	by U.S. Government Agency Mortgages	1,200,000
145,606	Goldman Sachs & Co., 2.75%, dated 03/31/08,
	due 04/01/08, repurchase price $145,617, collateralized
	by U.S. Government Agency Mortgages	145,606
1,192,863	Lehman Brothers, Inc., 2.99%, dated 03/31/08,
	due 04/01/08, repurchase price $1,192,962, collateralized
	by U.S. Government Agency Mortgages	1,192,862
		4,827,043

Time Deposits — 0.2%
150,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance (France),
	3.10%, 04/01/08	150,000

Total Investments of Cash Collateral for Securities on Loan
(Cost $5,677,043)	5,677,043

Total Investments — 108.9%
(Cost $69,277,737)	69,559,480

Liabilities in Excess of Other Assets — (8.9)%	(5,690,300)

NET ASSETS — 100.0%	$63,869,180

Percentages indicated are based on net assets.

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,528,567
Aggregate gross unrealized depreciation	(5,246,824)
Net unrealized appreciation	$281,743

Federal income tax cost of investments	$69,277,737

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT Intrepid Mid Cap Portfolio
Level 1	$68,859,480	$—	$—	$—
Level 2	700,000	—	—	—
Level 3	—	—	—	—
Total	$69,559,480	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Large Cap Value Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 100.5%

Common Stocks — 100.5%

Aerospace & Defense — 1.3%
1,010	Spirit AeroSystems Holdings, Inc., Class A (a)	22,402
230	United Technologies Corp.	15,828
		38,230

Auto Components — 1.0%
395	Johnson Controls, Inc.	13,351
590	TRW Automotive Holdings Corp. (a)	13,788
		27,139

Beverages — 0.3%
530	Constellation Brands, Inc., Class A (a)	9,365

Biotechnology — 0.2%
130	Amgen, Inc. (a)	5,431

Capital Markets — 4.6%
620	Lehman Brothers Holdings, Inc.	23,337
530	Merrill Lynch & Co., Inc.	21,592
830	Morgan Stanley	37,931
3,027	TD AMERITRADE Holding Corp. (a)	49,976
		132,836

Chemicals — 1.8%
950	Rohm & Haas Co.	51,376

Commercial Banks — 3.4%
1,505	Huntington Bancshares, Inc.	16,179
620	TCF Financial Corp.	11,110
410	U.S. Bancorp	13,268
465	Wachovia Corp.	12,555
1,030	Wells Fargo & Co.	29,973
340	Zions Bancorp	15,487
		98,572

Communications Equipment — 1.6%
360	Cisco Systems, Inc. (a)	8,672
925	Corning, Inc.	22,237
1,440	Motorola, Inc.	13,392
		44,301

Computers & Peripherals — 0.5%
135	International Business Machines Corp.	15,544

Consumer Finance — 0.8%
475	Capital One Financial Corp.	23,380

Containers & Packaging — 0.7%
785	Pactiv Corp. (a)	20,575

Diversified Consumer Services — 0.5%
315	ITT Educational Services, Inc. (a)	14,468

Diversified Financial Services — 6.6%
2,855	Bank of America Corp.	108,233
910	CIT Group, Inc.	10,783
3,230	Citigroup, Inc.	69,187

188,203

Diversified Telecommunication Services — 5.3%
410	AT&T, Inc.	15,703
3,760	Verizon Communications, Inc.	137,052
		152,755

Electric Utilities — 3.8%
780	American Electric Power Co., Inc.	32,471
730	Edison International	35,785
295	FirstEnergy Corp.	20,243
1,570	Sierra Pacific Resources	19,829
		108,328

Electronic Equipment & Instruments — 1.4%
530	Avnet, Inc. (a)	17,347
647	Tyco Electronics Ltd. (Bermuda)	22,205
		39,552

Energy Equipment & Services — 2.0%
751	Halliburton Co.	29,537
305	Schlumberger Ltd.	26,535
		56,072

Food & Staples Retailing — 2.3%
2,250	Safeway, Inc.	66,038

Food Products — 2.0%
385	General Mills, Inc.	23,054
1,060	Kraft Foods, Inc., Class A	32,870
		55,924

Health Care Providers & Services — 0.8%
515	WellPoint, Inc. (a)	22,727

Hotels, Restaurants & Leisure — 0.4%
305	Royal Caribbean Cruises Ltd.	10,035

Household Products — 3.1%
1,275	Procter & Gamble Co.	89,339

Industrial Conglomerates — 4.1%
2,660	General Electric Co.	98,447
402	Tyco International Ltd. (Bermuda)	17,708
		116,155

Insurance — 7.0%
265	Allstate Corp. (The)	12,736
685	American International Group, Inc.	29,626
125	Assurant, Inc.	7,607
3,800	Genworth Financial, Inc., Class A	86,032
375	Hartford Financial Services Group, Inc.	28,414
160	Prudential Financial, Inc.	12,520
460	Travelers Cos., Inc. (The)	22,011
		198,946

Machinery — 3.1%
120	Caterpillar, Inc.	9,395
790	Dover Corp.	33,006
220	Joy Global, Inc.	14,335
795	Kennametal, Inc.	23,397
200	PACCAR, Inc.	9,000

89,133

Media — 4.6%
740	Comcast Corp., Class A	14,312
1,875	News Corp., Class A	35,156
525	R.H. Donnelley Corp. (a)	2,656
960	Time Warner Cable, Inc., Class A (a)	23,981
1,825	Time Warner, Inc.	25,586
915	Walt Disney Co. (The)	28,713
		130,404

Metals & Mining — 1.7%
380	Alcoa, Inc.	13,703
285	United States Steel Corp.	36,158
		49,861

Multi-Utilities — 2.8%
1,890	CMS Energy Corp.	25,591
470	Consolidated Edison, Inc.	18,659
410	SCANA Corp.	14,998
1,030	Xcel Energy, Inc.	20,548
		79,796

Multiline Retail — 0.5%
360	Kohl's Corp. (a)	15,440

Oil, Gas & Consumable Fuels — 14.0%
1,010	Chevron Corp.	86,214
615	ConocoPhillips	46,869
1,920	Exxon Mobil Corp.	162,394
110	Hess Corp.	9,700
940	Marathon Oil Corp.	42,864
220	Occidental Petroleum Corp.	16,097
170	Sunoco, Inc.	8,920
433	XTO Energy, Inc.	26,785
		399,843

Paper & Forest Products — 1.4%
5,899	Domtar Corp. (Canada) (a)	40,290

Pharmaceuticals — 6.1%
340	Abbott Laboratories	18,751
645	Bristol-Myers Squibb Co.	13,738
1,225	Merck & Co., Inc.	46,489
1,860	Pfizer, Inc.	38,930
2,160	Schering-Plough Corp.	31,126
580	Wyeth	24,221
		173,255

Real Estate Investment Trusts (REITs) — 1.2%
80	Alexandria Real Estate Equities, Inc.	7,418
442	Apartment Investment & Management Co.	15,828
120	Public Storage	10,634
		33,880

Road & Rail — 2.2%
100	Burlington Northern Santa Fe Corp.	9,222
795	Hertz Global Holdings, Inc. (a)	9,588
805	Norfolk Southern Corp.	43,727

62,537

Semiconductors & Semiconductor Equipment — 0.5%
600	Xilinx, Inc.	14,250

Software — 0.7%
1,205	Symantec Corp. (a)	20,027

Specialty Retail — 0.5%
635	Staples, Inc.	14,040

Thrifts & Mortgage Finance — 4.4%
440	Doral Financial Corp. (a)	8,879
735	Fannie Mae	19,345
2,920	Freddie Mac	73,934
2,350	MGIC Investment Corp.	24,746
		126,904

Tobacco — 1.3%
525	Altria Group, Inc.	11,655
525	Philip Morris International, Inc. (a)	26,555
		38,210
	Total Long-Term Investments
	(Cost $3,289,147)	2,873,161

Short-Term Investment — 1.1%

Investment Company — 1.1%
33,008	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $33,008)	33,008

Total Investments — 101.6%
(Cost $3,322,155)	2,906,169

Liabilities in Excess of Other Assets — (1.6)%	(46,989)

NET ASSETS — 100.0%	2,859,180

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,362
Aggregate gross unrealized depreciation	(548,348)
Net unrealized appreciation/depreciation	$(415,986)

Federal income tax cost of investments	$3,322,155

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT Large Cap Value Portfolio
Level 1	$ 2,906,169	$ -	$ -	$ -
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 2,906,169	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Insurance Trust Small Cap Equity Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 97.6%

Common Stocks — 97.6%

Aerospace & Defense — 1.3%
1,500	Orbital Sciences Corp. (a)	36,150

Air Freight & Logistics — 1.1%
1,775	Pacer International, Inc.	29,163

Airlines — 0.8%
1,075	Continental Airlines, Inc., Class B (a)	20,672
50	UAL Corp.	1,077
		21,749

Auto Components — 1.4%
1,025	Aftermarket Technology Corp. (a)	19,926
750	ArvinMeritor, Inc.	9,382
400	Drew Industries, Inc. (a)	9,784
		39,092

Automobiles — 0.2%
500	Monaco Coach Corp.	4,740

Biotechnology — 2.2%
125	Alexion Pharmaceuticals, Inc. (a)	7,412
325	Alkermes, Inc. (a)	3,861
350	Arena Pharmaceuticals, Inc. (a)	2,394
300	BioMarin Pharmaceuticals, Inc. (a)	10,611
50	Cephalon, Inc. (a)	3,220
150	Combinatorx, Inc. (a)	516
625	Human Genome Sciences, Inc. (a)	3,681
325	Keryx Biopharmaceuticals, Inc. (a)	195
25	Martek Biosciences Corp. (a)	764
150	Progenics Pharmaceuticals, Inc. (a)	980
350	Regeneron Pharmaceuticals, Inc. (a)	6,716
100	Rigel Pharmaceuticals, Inc. (a)	1,866
275	Seattle Genetics, Inc. (a)	2,503
25	Telik, Inc. (a)	61
375	Third Wave Technologies, Inc. (a)	3,458
150	United Therapeutics Corp. (a)	13,005
		61,243

Capital Markets — 1.8%
225	Affiliated Managers Group, Inc. (a)	20,416
700	Federated Investors, Inc., Class B	27,412
225	LaBranche & Co., Inc. (a)	979
		48,807

Chemicals — 3.0%
250	CF Industries Holdings, Inc.	25,905
850	Innospec, Inc. (United Kingdom)	18,020
375	Spartech Corp.	3,169
975	Terra Industries, Inc. (a)	34,641
		81,735

Commercial Banks — 6.3%

175	1st Source Corp.	3,684
850	BancFirst Corp.	38,913
300	City Holding Co.	11,970
78	Commerce Bancshares, Inc.	3,278
100	First Merchants Corp.	2,854
1,075	Great Southern Bancorp, Inc.	16,781
550	Horizon Financial Corp.	7,595
50	Lakeland Financial Corp.	1,133
1,125	Simmons First National Corp., Class A	33,446
118	StellarOne Corp.	1,995
850	Suffolk Bancorp	26,928
375	Taylor Capital Group, Inc.	6,158
1,075	TCF Financial Corp.	19,264
675	W Holding Co., Inc.	803
		174,802

Commercial Services & Supplies — 2.5%
800	Administaff, Inc.	18,888
375	Compx International, Inc.	3,450
550	Deluxe Corp.	10,565
2,575	Diamond Management & Technology Consultants, Inc.	16,609
100	Standard Parking Corp. (a)	2,096
2,075	Standard Register Co. (The)	16,164
100	Steelcase, Inc.	1,106
		68,878

Communications Equipment — 2.3%
350	Adtran, Inc.	6,475
350	Avocent Corp. (a)	5,915
750	Black Box Corp.	23,137
250	CommScope, Inc. (a)	8,707
975	InterDigital, Inc. (a)	19,315
150	Tellabs, Inc. (a)	818
		64,367

Computers & Peripherals — 2.1%
2,375	Emulex Corp. (a)	38,570
850	Imation Corp.	19,329
75	QLogic Corp. (a)	1,151
		59,050

Construction & Engineering — 0.8%
1,050	EMCOR Group, Inc. (a)	23,321

Construction Materials — 0.0% (g)
50	Headwaters, Inc. (a)	660

Consumer Finance — 1.2%
675	AmeriCredit Corp. (a)	6,797
150	Credit Acceptance Corp. (a)	2,330
700	Dollar Financial Corp. (a)	16,100
275	World Acceptance Corp. (a)	8,759
		33,986

Containers & Packaging — 1.4%
5,225	Graphic Packaging Corp. (a)	15,257
350	Rock-Tenn Co., Class A	10,489

1,750	Smurfit-Stone Container Corp. (a)	13,475
		39,221

Diversified Consumer Services — 0.9%
650	Coinstar, Inc. (a)	18,291
200	Sotheby's	5,782
		24,073

Diversified Telecommunication Services — 0.8%
825	Citizens Communications Co.	8,654
950	Consolidated Communications Holdings, Inc.	14,374
		23,028

Electric Utilities — 0.5%
375	El Paso Electric Co. (a)	8,014
300	Portland General Electric Co.	6,765
		14,779

Electrical Equipment — 0.2%
375	LSI Industries, Inc.	4,954

Electronic Equipment & Instruments — 3.8%
1,100	Coherent, Inc. (a)	30,679
2,400	Methode Electronics, Inc.	28,056
125	Mettler-Toledo International, Inc. (Switzerland) (a)	12,140
775	MTS Systems Corp.	25,001
4,700	Sanmina-SCI Corp. (a)	7,614
25	Tech Data Corp. (a)	820
		104,310

Energy Equipment & Services — 2.0%
1,100	Global Industries Ltd. (a)	17,699
900	Grey Wolf, Inc. (a)	6,102
2,125	ION Geophysical Corp. (a)	29,325
50	Patterson-UTI Energy, Inc.	1,309
		54,435

Food & Staples Retailing — 0.8%
650	Nash Finch Co.	22,087

Gas Utilities — 1.3%
1,075	Nicor, Inc.	36,023

Health Care Equipment & Supplies — 2.6%
225	Advanced Medical Optics, Inc. (a)	4,568
300	Datascope Corp.	12,429
150	Hologic, Inc. (a)	8,340
1,525	Invacare Corp.	33,977
50	Mentor Corp.	1,286
225	Power Medical Interventions, Inc. (a)	1,353
350	Quidel Corp. (a)	5,621
350	Thoratec Corp. (a)	5,001
		72,575

Health Care Providers & Services — 3.6%
625	Apria Healthcare Group, Inc. (a)	12,344
250	Chemed Corp.	10,550
625	Landauer, Inc.	31,463
575	LCA-Vision, Inc.	7,187
700	Magellan Health Services, Inc. (a)	27,783

575	Medcath Corp. (a)	10,465
		99,792

Health Care Technology — 0.2%
300	MedAssets, Inc. (a)	4,446

Hotels, Restaurants & Leisure — 1.9%
1,325	AFC Enterprises, Inc. (a)	11,912
3,400	Denny's Corp. (a)	10,132
500	Domino's Pizza, Inc.	6,745
850	Monarch Casino & Resort, Inc. (a)	15,053
400	Papa John's International, Inc. (a)	9,684
		53,526

Household Durables — 2.4%
1,475	American Greetings Corp., Class A	27,361
325	Blyth, Inc.	6,409
100	CSS Industries, Inc.	3,496
175	Helen of Troy Ltd. (Bermuda) (a)	2,935
700	Tupperware Brands Corp.	27,076
		67,277

Industrial Conglomerates — 1.0%
550	Teleflex, Inc.	26,241

Insurance — 3.3%
251	Argo Group International Holdings Ltd. (Bermuda) (a)	8,916
425	Aspen Insurance Holdings Ltd. (Bermuda)	11,211
75	Axis Capital Holdings Ltd. (Bermuda)	2,549
775	Conseco, Inc. (a)	7,905
425	Harleysville Group, Inc.	15,338
150	LandAmerica Financial Group, Inc.	5,921
300	Navigators Group, Inc. (a)	16,320
75	Odyssey Re Holdings Corp.	2,756
275	Platinum Underwriters Holdings Ltd. (Bermuda)	8,926
150	ProAssurance Corp. (a)	8,074
50	RenaissanceRe Holdings Ltd. (Bermuda)	2,596
		90,512

Internet & Catalog Retail — 0.1%
25	priceline.com, Inc. (a)	3,022

Internet Software & Services — 1.5%
250	AsiaInfo Holdings, Inc. (China) (a)	2,715
200	Chordiant Software, Inc. (a)	1,206
217	CMGI, Inc. (a)	2,877
100	Imergent, Inc.	1,139
1,525	SonicWALL, Inc. (a)	12,459
1,250	ValueClick, Inc. (a)	21,563
		41,959

IT Services — 0.7%
150	Acxiom Corp.	1,781
250	CSG Systems International, Inc. (a)	2,843
203	Cybersource Corp. (a)	2,966
25	Hewitt Associates, Inc., Class A (a)	994
2,275	Unisys Corp. (a)	10,078
		18,662

Leisure Equipment & Products — 1.7%
925	Hasbro, Inc.	25,807
375	JAKKS Pacific, Inc. (a)	10,339
1,275	Sturm Ruger & Co., Inc. (a)	10,506
		46,652

Life Sciences Tools & Services — 2.4%
75	AMAG Pharmaceuticals, Inc. (a)	3,032
1,250	Exelixis, Inc. (a)	8,688
325	Illumina, Inc. (a)	24,667
175	Medivation, Inc. (a)	2,490
1,125	PerkinElmer, Inc.	27,281
		66,158

Machinery — 2.6%
150	AGCO Corp. (a)	8,982
200	Freightcar America, Inc.	6,860
550	Nordson Corp.	29,617
675	Wabtec Corp.	25,421
		70,880

Media — 1.2%
1,425	Charter Communications, Inc., Class A (a)	1,214
650	Cumulus Media, Inc., Class A (a)	4,147
350	Entercom Communications Corp., Class A	3,476
2,600	Sinclair Broadcast Group, Inc., Class A	23,166
		32,003

Metals & Mining — 1.9%
175	Cleveland-Cliffs, Inc.	20,968
375	Quanex Corp.	19,403
350	Steel Dynamics, Inc.	11,564
		51,935

Multi-Utilities — 0.7%
825	NorthWestern Corp.	20,105

Multiline Retail — 1.6%
1,575	Big Lots, Inc. (a)	35,122
625	Saks, Inc. (a)	7,794
		42,916

Oil, Gas & Consumable Fuels — 4.1%
125	Energy Partners Ltd. (a)	1,184
350	Frontier Oil Corp.	9,541
250	Harvest Natural Resources, Inc. (a)	3,015
275	Mariner Energy, Inc. (a)	7,428
3,100	Meridian Resource Corp. (a)	4,588
725	Plains Exploration & Production Co. (a)	38,526
750	Stone Energy Corp. (a)	39,232
200	Swift Energy Co. (a)	8,998
		112,512

Paper & Forest Products — 0.4%
900	Buckeye Technologies, Inc. (a)	10,044

Personal Products — 0.2%
200	NBTY, Inc. (a)	5,990

Pharmaceuticals — 1.9%

200	Barrier Therapeutics, Inc. (a)	682
350	Cardiome Pharma Corp. (Canada) (a)	2,940
275	Cypress Bioscience, Inc. (a)	1,969
425	Nastech Pharmaceutical Co., Inc. (a)	999
175	Perrigo Co.	6,603
325	Pozen, Inc. (a)	3,367
275	ULURU, Inc. (a)	619
1,125	ViroPharma, Inc. (a)	10,057
875	Watson Pharmaceuticals, Inc. (a)	25,655
		52,891

Real Estate Investment Trusts (REITs) — 5.4%
2,300	Anthracite Capital, Inc.	15,180
1,050	Cousins Properties, Inc.	25,945
150	Home Properties, Inc.	7,199
775	LTC Properties, Inc.	19,925
1,250	MFA Mortgage Investments, Inc.	7,875
50	Mid-America Apartment Communities, Inc.	2,492
175	Pennsylvania Real Estate Investment Trust	4,268
1,100	Ramco-Gershenson Properties Trust	23,221
300	Senior Housing Properties Trust	7,110
450	Strategic Hotel & Resorts, Inc.	5,909
1,600	Sunstone Hotel Investors, Inc.	25,616
100	Taubman Centers, Inc.	5,210
		149,950

Road & Rail — 0.4%
250	Con-way, Inc.	12,370

Semiconductors & Semiconductor Equipment — 3.9%
375	Amkor Technology, Inc. (a)	4,012
400	Asyst Technologies, Inc. (a)	1,400
300	Atmel Corp. (a)	1,044
2,000	Cirrus Logic, Inc. (a)	13,440
1,325	Credence Systems Corp. (a)	2,253
750	Cymer, Inc. (a)	19,530
100	Integrated Device Technology, Inc. (a)	893
4,600	LSI Corp. (a)	22,770
1,975	Micrel, Inc.	18,308
800	OmniVision Technologies, Inc. (a)	13,456
250	Semtech Corp. (a)	3,583
1,675	Silicon Storage Technology, Inc. (a)	4,388
225	Zoran Corp. (a)	3,074
		108,151

Software — 5.5%
2,550	Aspen Technology, Inc. (a)	32,513
1,125	BMC Software, Inc. (a)	36,585
937	EPIQ Systems, Inc. (a)	14,542
25	Fair Isaac Corp.	538
300	Magma Design Automation, Inc. (a)	2,871
200	MicroStrategy, Inc. (a)	14,798
275	Pegasystems, Inc.	2,648
75	SPSS, Inc. (a)	2,909

700	Sybase, Inc. (a)	18,410
1,075	Synopsys, Inc. (a)	24,413
		150,227

Specialty Retail — 2.9%
225	Advance Auto Parts, Inc.	7,661
675	Barnes & Noble, Inc.	20,689
1,600	Collective Brands, Inc. (a)	19,392
1,825	Midas, Inc. (a)	31,372
		79,114

Thrifts & Mortgage Finance — 1.7%
175	Centerline Holding Co.	711
550	Clayton Holdings, Inc. (a)	2,552
700	Corus Bankshares, Inc.	6,811
1,375	Federal Agricultural Mortgage Corp., Class C	35,887
275	Ocwen Financial Corp. (a)	1,221
		47,182

Tobacco — 1.9%
5,200	Alliance One International, Inc. (a)	31,408
300	Universal Corp.	19,659
		51,067

Trading Companies & Distributors — 0.4%
1,700	BlueLinx Holdings, Inc.	8,653

Wireless Telecommunication Services — 0.8%
1,225	Centennial Communications Corp. (a)	7,240
300	Rural Cellular Corp., Class A (a)	13,269
125	USA Mobility, Inc. (a)	893
		21,402
	Total Common Stocks
	(Cost $3,374,848)	2,688,867

NUMBER OF
RIGHTS

Rights — 0.0%
150	Centerline Holding Co.
expiring 04/04/08 (a)
	(Cost $0)	-

Total Long-Term Investments
(Cost $3,374,848)	2,688,867

Short-Term Investment — 4.1%

Investment Company — 4.1%
112,763	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $112,763)	112,763

Total Investments — 101.7%
(Cost $3,487,611)	2,801,630

Liabilities in Excess of Other Assets — (1.7)%	(45,954)

NET ASSETS — 100.0%	$2,755,676

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,136
Aggregate gross unrealized depreciation	(804,117)
Net unrealized appreciation/depreciation	$(685,981)

Federal income tax cost of investments	$3,487,611

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
JPMIT - Small Cap Equity Portfolio
Level 1	$ 2,801,630	$ -	$ -	$ -
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$ 2,801,630	$ -	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 29, 2008